UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Asset ManagerSM  Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 996.90	$ 3.17
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.21
Service Class
Actual	$ 1,000.00	$ 996.10	$ 3.66
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2
Actual	$ 1,000.00	$ 995.80	$ 4.45
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.64%
Service Class	.74%
Service Class 2.90%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investment Changes

Top Five Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	2.8	2.5
Home Depot, Inc.	2.5	2.6
American International Group, Inc.	2.5	2.6
Pfizer, Inc.	2.1	1.9
Microsoft Corp.	2.1	2.4
	12.0
Top Five Bond Issuers as of June 30, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.2	8.4
U.S. Treasury Obligations	6.6	5.5
Freddie Mac	1.5	1.1
Thirteen Affiliates of General Growth Properties, Inc.	0.5	0.5
Government National Mortgage Association	0.4	0.5
	18.2
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.6	15.0
Health Care	9.0	8.5
Information Technology	9.0	7.7
Consumer Discretionary	8.6	6.7
Industrials	5.2	4.6
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stock Class and Equity Futures 54.5%		Stock class and Equity Futures 55.4%
	Bond Class 33.4%		Bond Class 28.5%
	Short-Term Class 12.1%		Short-Term Class 16.1%
* Foreign investments	8.2%	** Foreign investments	7.6%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's fixed-income central fund.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	10,900	$ 236,369
Bridgestone Corp.	27,000	519,769
Michelin SA (Compagnie Generale des Etablissements) Series B	15,100	920,059
NOK Corp.	10,200	285,109
Stanley Electric Co. Ltd.	30,800	499,887
Sumitomo Rubber Industries Ltd.	32,000	326,622
Tong Yang Industry Co. Ltd.	61,000	86,469
		2,874,284
Automobiles - 0.2%
Honda Motor Co. Ltd.	6,800	334,696
Hyundai Motor Co.	11,430	635,307
Kia Motors Corp.	24,170	321,254
Renault SA	14,300	1,261,545
Toyota Motor Corp.	36,800	1,315,416
		3,868,218
Diversified Consumer Services - 0.0%
ABC Learning Centres Ltd.	72,400	307,701
Raffles Education Corp. Ltd.	371,000	165,050
Riso Kyoiku Co. Ltd.	1,293	117,869
		590,620
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	30,000	1,636,500
China Travel International Investment HK Ltd.	534,000	161,485
H.I.S. Co. Ltd.	8,600	185,717
McDonald's Corp.	173,200	4,806,300
Royal Caribbean Cruises Ltd.	26,700	1,291,212
William Hill PLC	101,500	981,121
		9,062,335
Household Durables - 0.2%
Barratt Developments PLC	29,200	374,856
Casio Computer Co. Ltd.	17,000	222,262
Chitaly Holdings Ltd.	230,000	205,701
George Wimpey PLC	77,800	611,941
HTL International Holdings Ltd.	355,000	290,595
Koninklijke Philips Electronics NV (NY Shares)	45,700	1,151,183
LG Electronics, Inc.	3,380	214,987
Matsushita Electric Industrial Co. Ltd.	9,000	136,620
Sony Corp.	13,400	461,496
Sumitomo Forestry Co. Ltd.	36,000	348,947
Techtronic Industries Co. Ltd.	277,000	700,431
Tsann Kuen Enterprise Co. Ltd.	204,000	280,802
Wilson Bowden PLC	20,500	416,884
		5,416,705
Leisure Equipment & Products - 0.0%
Aruze Corp. (e)	7,500	158,582
Asia Optical Co., Inc.	23,000	159,384
Li Ning Co. Ltd.	272,000	129,507

	Shares	Value (Note 1)
Mars Engineering Corp.	6,200	$ 157,928
Sankyo Co. Ltd. (Gunma)	3,400	158,189
Sega Sammy Holdings, Inc.	7,100	435,328
		1,198,918
Media - 2.5%
Bandai Visual Co. Ltd.	38	129,174
Beijing Media Corp. Ltd. (H Shares)	32,000	74,945
Cablevision Systems Corp. - NY Group Class A (a)	35,100	1,130,220
Clear Channel Communications, Inc.	1,464,568	45,299,088
Cyber Agent Ltd.	76	339,209
ITV PLC	420,671	927,071
Lagardere S.C.A. (Reg.)	15,200	1,126,650
Macquarie Communications Infrastructure Group unit	58,300	279,746
Modern Times Group AB (MTG) (B Shares) (a)	10,850	332,907
News Corp.:
Class A	497,100	8,043,078
Class B unit	57	961
Omnicom Group, Inc.	39,400	3,146,484
Oricon, Inc. (e)	52	90,492
Seek Ltd.	87,700	158,976
Television Broadcasts Ltd.	44,000	248,565
Tribune Co.	67,100	2,360,578
Univision Communications, Inc. Class A (a)	6,900	190,095
ValueClick Japan, Inc. (a)	1,692	62,246
Yedang Entertainment Co. Ltd. (a)	23,766	381,359
		64,321,844
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	2,400	130,706
Specialty Retail - 2.8%
Esprit Holdings Ltd.	125,000	904,806
Hikari Tsushin, Inc.	6,000	431,721
Home Depot, Inc.	1,689,500	65,721,550
Pertama Holdings Ltd.	568,000	96,023
Ross Stores, Inc.	28,000	809,480
TJX Companies, Inc.	156,100	3,801,035
USS Co. Ltd.	3,580	228,219
		71,992,834
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	3,100	519,615
Billabong International Ltd.	29,500	306,248
Ted Baker PLC	71,200	638,483
		1,464,346
TOTAL CONSUMER DISCRETIONARY		160,920,810
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Asahi Breweries Ltd.	15,800	188,338
C&C Group PLC	112,300	505,547
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
Fosters Group Ltd.	15,000	$ 60,780
PepsiCo, Inc.	119,300	6,433,849
Pernod-Ricard	8,400	1,341,814
Takara Holdings, Inc.	34,000	211,839
Yantai Changyu Pioneer Wine Co. (B Shares)	122,800	180,463
		8,922,630
Food & Staples Retailing - 2.2%
CVS Corp.	1,131,900	32,904,333
Safeway, Inc.	572,100	12,923,739
Wal-Mart Stores, Inc.	238,700	11,505,340
Wumart Stores, Inc. (H Shares)	26,000	41,822
		57,375,234
Food Products - 0.0%
Binggrea Co. Ltd.	4,130	179,253
Global Bio-Chem Technology Group Co. Ltd.	474,000	294,306
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	25,250	422
Hokuto Corp.	1,400	27,708
People's Food Holdings Ltd.	558,000	287,962
Petra Foods Ltd.	318,000	196,174
		985,825
Household Products - 0.1%
Colgate-Palmolive Co.	58,800	2,934,708
LG Household & Health Care Ltd.	3,910	154,964
		3,089,672
Personal Products - 0.4%
Alberto-Culver Co.	215,950	9,357,114
Hengan International Group Co. Ltd.	58,000	40,304
		9,397,418
Tobacco - 0.8%
Altria Group, Inc.	314,900	20,361,434
TOTAL CONSUMER STAPLES		100,132,213
ENERGY - 2.4%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc.	152,400	8,142,732
ENSCO International, Inc.	142,600	5,097,950
Expro International Group PLC	34,500	280,325
GlobalSantaFe Corp.	240,300	9,804,240
Ocean RIG ASA (a)	118,000	975,162
Petroleum Geo-Services ASA (a)	26,700	643,565
Transocean, Inc. (a)	166,200	8,969,814
WorleyParsons Ltd.	15,000	90,141
		34,003,929
Oil, Gas & Consumable Fuels - 1.1%
BG Group PLC	126,400	1,039,501

	Shares	Value (Note 1)
China Shenhua Energy Co. Ltd. (H Shares)	116,000	$ 111,955
CNOOC Ltd.	559,000	331,599
ConocoPhillips	232,200	13,349,178
Cosmo Oil Co. Ltd.	42,000	177,990
ENI Spa	90,800	2,328,112
Exxon Mobil Corp.	50,700	2,913,729
Formosa Petrochemical Corp.	67,000	137,067
GS Holdings Corp.	4,440	104,723
Nippon Mining Holdings, Inc.	51,500	292,083
PetroChina Co. Ltd. (H Shares)	384,000	282,048
Royal Dutch Petroleum Co. (Hague Registry)	17,100	1,109,790
Shell Transport & Trading Co. PLC sponsored ADR	8,100	470,286
Statoil ASA	76,100	1,554,773
Total SA sponsored ADR	40,100	4,685,685
		28,888,519
TOTAL ENERGY		62,892,448
FINANCIALS - 11.4%
Capital Markets - 1.8%
Credit Suisse Group (Reg.)	26,442	1,034,940
DAB Bank AG	52,400	404,568
E*Trade Securities Co. Ltd. (e)	23	69,889
Goldman Sachs Group, Inc.	106,800	10,895,736
JAFCO Co. Ltd.	4,100	218,115
Lehman Brothers Holdings, Inc.	44,100	4,378,248
Macquarie Bank Ltd.	11,200	509,696
Merrill Lynch & Co., Inc.	221,100	12,162,711
Monex Beans Holdings, Inc. (e)	165	171,092
Morgan Stanley	257,800	13,526,766
Nikko Cordial Corp.	27,000	118,804
Northern Trust Corp.	29,679	1,353,066
Nuveen Investments, Inc. Class A	68,500	2,576,970
UBS AG (NY Shares)	7,800	607,230
		48,027,831
Commercial Banks - 1.9%
Banca Intesa Spa	196,020	897,851
Banco Bilbao Vizcaya Argentaria SA	35,000	537,600
Banco Santander Central Hispano SA	42,000	486,360
Bank of America Corp.	309,910	14,134,995
BNP Paribas SA	16,600	1,139,017
Hokuhoku Financial Group, Inc.	58,000	177,810
Jeonbuk Bank	1	4
Kookmin Bank	4,030	183,288
Mitsui Trust Holdings, Inc.	45,000	462,558
Mizuho Financial Group, Inc.	78	353,059
Nishi-Nippon City Bank Ltd.	29,000	126,559
Shinhan Financial Group Co. Ltd.	10,390	270,170
Standard Chartered PLC (United Kingdom)	105,800	1,933,531
Sumitomo Mitsui Financial Group, Inc.	96	649,204
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Synovus Financial Corp.	88,400	$ 2,534,428
Tokyo Tomin Bank Ltd.	3,100	74,631
Wachovia Corp.	240,974	11,952,299
Wells Fargo & Co.	200,400	12,340,632
Woori Finance Holdings Co. Ltd.	11,260	112,110
		48,366,106
Consumer Finance - 0.1%
Credit Saison Co. Ltd.	6,800	226,248
MBNA Corp.	68,400	1,789,344
Nissin Co. Ltd.	148,400	278,321
ORIX Corp.	4,200	630,161
SFCG Co. Ltd.	1,690	395,433
		3,319,507
Diversified Financial Services - 1.0%
Citigroup, Inc.	422,500	19,532,175
Deutsche Boerse AG	6,794	532,277
Gemina Spa	210,600	407,772
ING Groep NV (Certificaten Van Aandelen)	36,000	1,009,800
JPMorgan Chase & Co.	94,228	3,328,133
OMX AB (a)(e)	40,800	465,199
		25,275,356
Insurance - 4.9%
ACE Ltd.	143,500	6,435,975
AFLAC, Inc.	30,200	1,307,056
Allianz AG (Reg.)	16,800	1,930,789
AMBAC Financial Group, Inc.	90,500	6,313,280
American International Group, Inc.	1,124,500	65,333,450
Amlin PLC	228,100	739,723
AMP Ltd.	36,300	178,882
AXA SA	22,400	557,984
Baloise Holdings AG (Reg.)	8,259	412,418
Chaucer Holdings PLC	744,000	879,796
Hartford Financial Services Group, Inc.	266,600	19,936,348
MBIA, Inc.	102,500	6,079,275
MetLife, Inc.	183,600	8,250,984
MetLife, Inc. unit	100,184	2,626,824
Millea Holdings, Inc.	18	241,829
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	125,000	201,068
Promina Group Ltd.	61,037	218,962
Prudential Financial, Inc.	48,500	3,184,510
Prudential PLC	54,700	486,355
QBE Insurance Group Ltd.	30,034	366,693
Skandia Foersaekrings AB	175,800	966,194
T&D Holdings, Inc.	6,400	301,231
		126,949,626
Real Estate - 0.1%
Beijing Capital Land Ltd. (H Shares)	312,000	65,845
British Land Co. PLC	66,400	1,042,167

	Shares	Value (Note 1)
CapitaLand Ltd.	137,000	$ 193,410
China Overseas Land & Investment Ltd.	488,000	90,429
Shun Tak Holdings Ltd.	344,000	327,577
Wharf Holdings Ltd.	65,000	228,349
		1,947,777
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	499,500	29,170,800
MGIC Investment Corp.	121,300	7,911,186
Washington Mutual, Inc.	119,700	4,870,593
		41,952,579
TOTAL FINANCIALS		295,838,782
HEALTH CARE - 8.5%
Biotechnology - 0.0%
Actelion Ltd. (Reg.) (a)	5,668	588,625
CSL Ltd.	16,673	428,210
		1,016,835
Health Care Equipment & Supplies - 0.2%
Axis Shield PLC (a)	83,100	442,949
Baxter International, Inc.	25,600	949,760
Cochlear Ltd.	3,500	104,498
Fujirebio, Inc. (e)	12,000	226,139
Medtronic, Inc.	38,700	2,004,273
Phonak Holding AG (e)	24,692	926,685
Pihsiang Machinery Manufacturing Co.	36,000	70,125
ResMed, Inc. CHESS Depositary Interests (a)	22,900	149,651
Terumo Corp.	7,700	222,172
		5,096,252
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	1,257,400	72,401,089
DCA Group Ltd. (e)	88,215	254,646
Sonic Healthcare Ltd.	24,400	233,604
		72,889,339
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	13,300	454,506
AstraZeneca PLC sponsored ADR	36,300	1,497,738
Chugai Pharmaceutical Co. Ltd.	13,600	209,938
GlaxoSmithKline PLC	56,600	1,372,833
GlaxoSmithKline PLC sponsored ADR	18,800	911,988
Johnson & Johnson	326,800	21,242,000
Novartis AG:
(Reg.)	46,591	2,210,277
sponsored ADR	9,300	441,192
Novo Nordisk AS Series B	17,300	880,854
Pfizer, Inc.	1,977,400	54,536,692
Sanofi-Aventis sponsored ADR	16,800	688,632
Schering-Plough Corp.	353,300	6,733,898
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Tong Ren Tang Technologies Co. Ltd. (H Shares)	65,000	$ 119,193
Wyeth	1,147,300	51,054,850
		142,354,591
TOTAL HEALTH CARE		221,357,017
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.7%
BAE Systems PLC	177,000	910,166
Honeywell International, Inc.	58,600	2,146,518
Lockheed Martin Corp.	87,400	5,669,638
Northrop Grumman Corp.	59,000	3,259,750
United Technologies Corp.	129,600	6,654,960
		18,641,032
Air Freight & Logistics - 0.0%
Yamato Transport Co. Ltd.	30,000	416,573
Building Products - 0.0%
Central Glass Co. Ltd.	20,000	124,972
Daikin Industries Ltd.	8,000	200,171
		325,143
Commercial Services & Supplies - 0.2%
Aramark Corp. Class B	32,400	855,360
ChoicePoint, Inc. (a)	94,633	3,790,052
Citiraya Industries Ltd. (a)	181,000	1
Downer EDI Ltd.	98,124	398,344
Fullcast Co. Ltd.	72	182,426
INSUN ENT Co. Ltd.	5,700	98,903
S1 Corp.	3,210	136,530
Taiwan Secom Co.	77,000	119,116
		5,580,732
Construction & Engineering - 0.1%
Bilfinger & Berger Bau AG	11,400	531,549
China State Construction International Holdings Ltd. (a)	27,111	4,396
Chiyoda Corp.	19,000	235,562
Commuture Corp.	23,000	180,839
Doosan Heavy Industries & Construction Co. Ltd.	8,310	136,559
Keangnam Enterprises (a)	3,680	39,841
Paul Y-ITC Construction Holdings Ltd.	1,674,000	479,301
United Group Ltd.	37,382	274,470
		1,882,517
Electrical Equipment - 0.0%
ABB Ltd. (Reg.) (a)	30,511	199,971
Dongfang Electrical Machinery Co. Ltd. (H Shares)	150,000	140,909
Kumho Electric Co. Ltd.	4,511	213,232

	Shares	Value (Note 1)
Seoul Semiconductor Co. Ltd.	6,624	$ 199,456
Sumitomo Electric Industries Ltd.	17,000	174,131
		927,699
Industrial Conglomerates - 2.6%
3M Co.	35,300	2,552,190
General Electric Co.	1,306,600	45,273,690
Hutchison Whampoa Ltd.	19,000	171,760
Keppel Corp. Ltd.	51,000	378,148
LG Corp.	7,809	198,528
Tyco International Ltd.	615,400	17,969,680
		66,543,996
Machinery - 0.5%
Bradken Ltd.	116,866	257,242
Hyflux Ltd.	93,000	233,900
Hyundai Mipo Dockyard Co. Ltd.	3,660	207,323
Ingersoll-Rand Co. Ltd. Class A	113,200	8,076,820
Koyo Seiko Co. Ltd.	15,000	200,848
MAN AG	21,000	872,433
Metso Corp.	45,600	994,395
Nittoku Engineering Co. Ltd.	13,500	115,031
SFA Engineering Corp.	17,800	461,992
Taewoong Co. Ltd.	9,900	89,000
TSM Tech Co. Ltd.	17,700	164,424
Weichai Power Co. Ltd. (H Shares)	44,000	130,228
		11,803,636
Marine - 0.0%
Alexander & Baldwin, Inc.	19,063	883,570
Road & Rail - 0.1%
CSX Corp.	42,700	1,821,582
East Japan Railway Co.	103	529,372
Hamakyorex Co. Ltd.	11,800	433,037
		2,783,991
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	19,100	259,707
Mitsui & Co. Ltd.	31,000	293,494
		553,201
Transportation Infrastructure - 0.1%
ConnectEast Group	449,193	260,017
Kamigumi Co. Ltd.	22,000	169,803
Macquarie Airports unit	93,739	255,599
Macquarie Infrastructure Group unit	205,158	650,036
		1,335,455
TOTAL INDUSTRIALS		111,677,545
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	1,418,500	27,107,535
Comverse Technology, Inc. (a)	130,700	3,091,055
Enterasys Networks, Inc. (a)	11,154	10,039
Motorola, Inc.	343,800	6,277,788
Nokia Corp. sponsored ADR	406,500	6,764,160
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	78,200	$ 2,581,382
TANDBERG ASA	38,400	411,368
TANDBERG Television ASA (a)	191,400	2,379,941
		48,623,268
Computers & Peripherals - 1.3%
Acer, Inc.	110,000	217,048
Dell, Inc. (a)	407,700	16,108,227
Fujitsu Ltd.	58,000	304,369
Hanny Holdings Ltd.	166,000	67,289
Hewlett-Packard Co.	198,800	4,673,788
High Tech Computer Corp.	19,000	160,758
International Business Machines Corp.	153,600	11,397,120
		32,928,599
Electronic Equipment & Instruments - 0.4%
Flextronics International Ltd. (a)	226,100	2,986,781
Geomatec Co. Ltd.	3,400	54,876
Hon Hai Precision Industries Co. Ltd.	31,049	161,249
Hoya Corp.	4,900	565,529
Jabil Circuit, Inc. (a)	23,200	712,936
Kingboard Chemical Holdings Ltd.	115,000	367,006
Nidec Corp.	1,700	179,956
Nippon Chemi-con Corp.	49,000	277,905
Nippon Electric Glass Co. Ltd.	60,000	906,722
Optimax Technology Corp.	54,665	126,329
Phoenix PDE Co. Ltd.	39,900	231,031
Solectron Corp. (a)	817,100	3,096,809
Yageo Corp. (a)	478,000	185,616
		9,852,745
Internet Software & Services - 0.0%
Easynet Group PLC (a)	146,200	195,150
Edubox, Inc. (a)	137,300	99,541
livedoor Co. Ltd. (a)	48,336	173,025
NHN Corp. (a)	1,751	181,109
Softbank Corp.	10,000	392,228
Telewave, Inc.	33	163,951
Tencent Holdings Ltd.	164,000	124,514
		1,329,518
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	36,800	1,880,480
Computershare Ltd.	76,600	341,886
TIS, Inc.	4,100	140,111
		2,362,477
Office Electronics - 0.0%
Canon, Inc.	6,100	321,043
Konica Minolta Holdings, Inc.	24,500	228,863
Ricoh Co. Ltd.	12,000	187,512
		737,418

	Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	21,500	$ 802,165
Applied Materials, Inc.	453,200	7,332,776
ASM Pacific Technology Ltd.	29,500	138,180
Chipbond Technology Corp.	153,760	194,658
Core Logic, Inc.	5,186	177,462
Holtek Semiconductor, Inc.	54,000	63,334
Intel Corp.	827,100	21,554,226
King Yuan Electronics Co. Ltd.	188,000	171,233
KLA-Tencor Corp.	59,000	2,578,300
Lam Research Corp. (a)	78,200	2,263,108
Linear Technology Corp.	21,100	774,159
MediaTek, Inc.	16,000	138,658
Novellus Systems, Inc. (a)	49,300	1,218,203
Opto Technology Corp. (a)	464,000	159,672
Solomon Systech Ltd.	746,000	263,994
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	160,145	1,460,518
United Microelectronics Corp.	422,000	306,425
United Microelectronics Corp. sponsored ADR	523,231	2,150,479
Xilinx, Inc.	14,400	367,200
		42,114,750
Software - 3.2%
Autonomy Corp. PLC (a)	47,800	200,619
BEA Systems, Inc. (a)	380,300	3,339,034
Intelligent Wave, Inc.	102	234,525
KOEI Co. Ltd.	2,100	47,811
Microsoft Corp.	2,161,692	53,696,429
NCsoft Corp. (a)	2,260	168,217
Oracle Corp. (a)	491,550	6,488,460
Oracle Corp. Japan	2,600	98,228
SAP AG	5,500	952,600
Springsoft, Inc.	103,000	214,617
Square Enix Co. Ltd.	3,300	100,573
Symantec Corp. (a)	424,100	9,219,934
Trend Micro, Inc.	4,000	142,464
VERITAS Software Corp. (a)	332,167	8,104,875
		83,008,386
TOTAL INFORMATION TECHNOLOGY		220,957,161
MATERIALS - 0.6%
Chemicals - 0.5%
Akzo Nobel NV sponsored ADR	9,600	377,184
BASF AG	22,800	1,504,800
Bayer AG	53,000	1,763,840
Ise Chemical Corp.	27,000	129,029
JSR Corp.	11,200	236,310
Kaneka Corp.	17,000	190,839
Kemira GrowHow Oyj	84,200	687,789
Linde AG	16,500	1,114,584
Nitto Denko Corp.	10,100	579,198
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	71,500	$ 3,331,900
Syngenta AG (Switzerland)	14,334	1,475,172
Teijin Ltd.	77,000	357,558
		11,748,203
Construction Materials - 0.0%
Sumitomo Osaka Cement Co. Ltd.	39,000	103,737
Metals & Mining - 0.1%
Alcan, Inc.	57,300	1,720,122
BHP Billiton Ltd.	80,800	1,102,920
Newcrest Mining Ltd.	30,400	402,419
		3,225,461
Paper & Forest Products - 0.0%
PaperlinX Ltd.	67,100	153,831
TOTAL MATERIALS		15,231,232
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.3%
BellSouth Corp.	400,500	10,641,285
BT Group PLC	263,000	1,094,080
Completel Europe NV (a)	19,556	785,701
FASTWEB Spa (a)	27,000	1,169,404
France Telecom SA sponsored ADR	25,400	740,156
Lightron Fiber-Optic Devices, Inc.	11,600	87,463
Qwest Communications International, Inc. (a)	1,955,200	7,253,792
SBC Communications, Inc.	2,201,400	52,283,250
Telefonica SA sponsored ADR	22,360	1,093,404
Verizon Communications, Inc.	332,500	11,487,875
		86,636,410
Wireless Telecommunication Services - 0.3%
Far EasTone Telecommunications Co. Ltd.	187,250	239,420
Millicom International Cellular SA unit (a)	55,600	1,032,835
Nextel Communications, Inc. Class A (a)	116,500	3,764,115
Vodafone Group PLC	676,600	1,645,491
Vodafone Group PLC sponsored ADR	52,200	1,269,504
		7,951,365
TOTAL TELECOMMUNICATION SERVICES		94,587,775
UTILITIES - 0.4%
Electric Utilities - 0.4%
E.ON AG	21,400	1,900,962
Entergy Corp.	12,500	944,375
FirstEnergy Corp.	26,400	1,270,104
PG&E Corp.	136,100	5,109,194
		9,224,635

	Shares	Value (Note 1)
Gas Utilities - 0.0%
Hong Kong & China Gas Co. Ltd.	109,000	$ 221,619
TOTAL UTILITIES		9,446,254
TOTAL COMMON STOCKS (Cost $1,163,484,855)		1,293,041,237
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	7,700	347,270
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.)	1,910	1,436,850
Household Durables - 0.0%
LG Electronics, Inc.	2,930	109,185
TOTAL CONSUMER DISCRETIONARY		1,546,035
TOTAL PREFERRED STOCKS (Cost $1,579,493)		1,893,305
Corporate Bonds - 4.2%
	Principal Amount
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 660,000	575,058
Nonconvertible Bonds - 4.2%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	300,000	235,335
7.45% 7/16/31	2,010,000	1,677,980
General Motors Corp. 8.375% 7/15/33	3,290,000	2,747,150
		4,660,465
Media - 0.3%
AOL Time Warner, Inc.:
7.625% 4/15/31	500,000	624,445
7.7% 5/1/32	1,500,000	1,897,535
Cox Communications, Inc. 7.125% 10/1/12	820,000	919,566
Liberty Media Corp. 8.25% 2/1/30	1,805,000	1,795,607
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45	$ 595,000	$ 728,983
News America, Inc. 6.2% 12/15/34	1,155,000	1,212,164
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,327,201
		8,505,501
TOTAL CONSUMER DISCRETIONARY		13,165,966
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (f)	795,000	798,109
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	380,000	425,258
TOTAL CONSUMER STAPLES		1,223,367
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (f)	1,365,000	1,560,165
Oil, Gas & Consumable Fuels - 0.6%
Amerada Hess Corp.:
6.65% 8/15/11	285,000	313,620
7.125% 3/15/33	460,000	545,612
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	940,000	1,043,581
EnCana Holdings Finance Corp. 5.8% 5/1/14	525,000	563,364
Enterprise Products Operating LP 5.75% 3/1/35 (f)	700,000	683,401
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	400,000	404,570
5.8% 3/15/35	600,000	604,190
Nexen, Inc. 5.875% 3/10/35	1,140,000	1,158,595
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,770,000	2,875,260
6.625% 6/15/35 (f)	1,470,000	1,444,275
7.875% 2/1/09 (k)	3,000,000	3,277,500
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	1,680,000	1,999,872
Williams Companies, Inc.:
7.125% 9/1/11	160,000	172,800
7.5% 1/15/31	635,000	687,388
		15,774,028
TOTAL ENERGY		17,334,193

	Principal Amount	Value (Note 1)
FINANCIALS - 1.5%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 6.6% 1/15/12	$ 4,075,000	$ 4,529,012
Lazard LLC 7.125% 5/15/15 (f)	1,165,000	1,175,179
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,710,000	1,705,756
Morgan Stanley 6.6% 4/1/12	1,750,000	1,945,655
		9,355,602
Commercial Banks - 0.2%
Bank of America Corp.:
6.25% 4/15/12	620,000	685,306
7.4% 1/15/11	1,165,000	1,333,318
Korea Development Bank 3.875% 3/2/09	2,000,000	1,966,662
Wachovia Bank NA 4.875% 2/1/15	580,000	590,817
Wachovia Corp. 4.875% 2/15/14	735,000	747,109
		5,323,212
Consumer Finance - 0.2%
Capital One Financial Corp. 4.8% 2/21/12	400,000	397,955
Ford Motor Credit Co. 7.375% 2/1/11	1,250,000	1,217,630
Household Finance Corp. 4.125% 11/16/09	1,300,000	1,285,948
Household International, Inc. 8.875% 2/15/08	1,225,000	1,259,739
MBNA Corp. 7.5% 3/15/12	535,000	623,598
		4,784,870
Diversified Financial Services - 0.2%
JPMorgan Chase & Co. 6.75% 2/1/11	4,605,000	5,092,670
Prime Property Funding II, Inc. 5.125% 6/1/15 (f)	935,000	934,609
		6,027,279
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	850,000	937,671
Real Estate - 0.4%
Archstone Smith Operating Trust 5.25% 5/1/15	600,000	612,422
Developers Diversified Realty Corp.:
5% 5/3/10	675,000	680,144
5.25% 4/15/11	395,000	401,250
EOP Operating LP 4.65% 10/1/10	3,340,000	3,332,054
Regency Centers LP 6.75% 1/15/12	1,990,000	2,186,192
Simon Property Group LP:
5.1% 6/15/15 (f)	915,000	912,411
5.625% 8/15/14	1,325,000	1,381,840
		9,506,313
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	$ 935,000	$ 901,736
Independence Community Bank Corp. 3.75% 4/1/14 (k)	630,000	607,334
Residential Capital Corp. 6.375% 6/30/10 (f)	1,210,000	1,215,917
Washington Mutual, Inc. 4.375% 1/15/08	770,000	772,162
		3,497,149
TOTAL FINANCIALS		39,432,096
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Bombardier, Inc.:
6.3% 5/1/14 (f)	1,030,000	932,150
7.45% 5/1/34 (f)	420,000	357,000
		1,289,150
Airlines - 0.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	117,877	120,675
6.978% 10/1/12	278,484	287,701
7.024% 4/15/11	610,000	630,355
Continental Airlines, Inc. pass thru trust certificates 7.373% 6/15/17	928,610	780,032
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	840,000	790,244
		2,609,007
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	390,000	423,416
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (f)	800,000	941,269
		1,364,685
TOTAL INDUSTRIALS		5,262,842
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T Broadband Corp. 8.375% 3/15/13	500,000	609,676

	Principal Amount	Value (Note 1)
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 765,000	$ 987,397
BellSouth Corp. 5.2% 9/15/14	430,000	443,147
British Telecommunications PLC 8.875% 12/15/30	1,500,000	2,117,481
Deutsche Telekom International Finance BV 8.75% 6/15/30	1,500,000	2,030,969
France Telecom SA 8% 3/1/11 (d)	300,000	348,142
SBC Communications, Inc.:
6.15% 9/15/34	1,000,000	1,083,237
6.45% 6/15/34	555,000	623,997
Sprint Capital Corp. 6.875% 11/15/28	1,245,000	1,429,113
Telecom Italia Capital:
4.95% 9/30/14 (f)	705,000	698,052
5.25% 11/15/13	1,700,000	1,725,849
Verizon Global Funding Corp.:
7.25% 12/1/10	730,000	827,462
7.75% 12/1/30	720,000	929,699
Verizon New York, Inc. 6.875% 4/1/12	300,000	331,552
		14,185,773
Wireless Telecommunication Services - 0.0%
America Movil SA de CV 4.125% 3/1/09	650,000	636,489
AT&T Wireless Services, Inc. 7.875% 3/1/11	400,000	464,866
		1,101,355
TOTAL TELECOMMUNICATION SERVICES		15,287,128
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,205,000	1,267,339
Duke Capital LLC:
4.37% 3/1/09	3,175,000	3,163,954
6.75% 2/15/32	100,000	112,114
Exelon Corp.:
4.9% 6/15/15	915,000	918,261
5.625% 6/15/35	155,000	156,251
6.75% 5/1/11	835,000	927,297
FirstEnergy Corp. 6.45% 11/15/11	760,000	830,396
Progress Energy, Inc. 7.1% 3/1/11	2,000,000	2,227,932
TXU Energy Co. LLC 7% 3/15/13	1,545,000	1,723,033
		11,326,577
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	1,055,000	1,190,114
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
4.75% 12/15/10	1,000,000	1,006,069
5.95% 6/15/35	730,000	756,143
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
6.25% 6/30/12	$ 540,000	$ 586,189
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,235,000	1,311,838
		3,660,239
TOTAL UTILITIES		16,176,930
TOTAL NONCONVERTIBLE BONDS		107,882,522
TOTAL CORPORATE BONDS (Cost $104,265,060)		108,457,580
U.S. Government and Government Agency Obligations - 9.0%

U.S. Government Agency Obligations - 2.2%
Fannie Mae:
2.5% 6/15/06	4,570,000	4,515,983
3.25% 1/15/08	2,661,000	2,624,379
3.25% 8/15/08	600,000	588,836
3.25% 2/15/09	1,800,000	1,758,686
3.375% 12/15/08	205,000	201,435
4.625% 5/1/13	7,000,000	7,083,678
5.5% 3/15/11	3,605,000	3,866,900
6.25% 2/1/11	3,505,000	3,840,660
Freddie Mac:
4% 6/12/13	11,318,000	11,004,491
5% 7/15/14	9,400,000	9,915,411
5.875% 3/21/11	7,760,000	8,367,003
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,825,000	2,833,998
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		56,601,460
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	6,192,900	6,779,045
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	6,161,880	6,009,755
2% 1/15/14	23,691,150	24,402,809
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		37,191,609

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bills, yield at date of purchase 2.84% to 2.97% 7/14/05 to 9/8/05 (h)	$ 6,600,000	$ 6,571,512
U.S. Treasury Bonds:
5.375% 2/15/31	1,300,000	1,534,000
6.25% 5/15/30	8,890,000	11,579,572
U.S. Treasury Notes:
3.375% 10/15/09	5,300,000	5,225,471
3.625% 4/30/07	36,716,000	36,695,916
4.75% 5/15/14	29,500,000	31,302,273
6.5% 2/15/10	43,705,000	48,773,775
TOTAL U.S. TREASURY OBLIGATIONS		141,682,519
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $231,193,050)		235,475,588
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 8.1%
3.463% 4/1/34 (k)	279,315	280,002
3.737% 1/1/35 (k)	176,300	175,668
3.753% 10/1/33 (k)	118,718	117,815
3.786% 12/1/34 (k)	139,459	138,779
3.797% 6/1/34 (k)	503,103	495,915
3.827% 12/1/34 (k)	22,095	22,043
3.83% 1/1/35 (k)	111,179	110,972
3.836% 6/1/33 (k)	93,589	92,819
3.84% 1/1/35 (k)	325,666	326,596
3.87% 1/1/35 (k)	187,043	186,841
3.913% 12/1/34 (k)	118,068	117,828
3.941% 10/1/34 (k)	150,362	150,200
3.98% 1/1/35 (k)	156,495	156,015
3.984% 5/1/33 (k)	32,046	32,087
3.987% 12/1/34 (k)	135,003	134,492
4% 6/1/19	7,364,024	7,216,731
4% 1/1/35 (k)	90,124	89,800
4.017% 12/1/34 (k)	796,973	800,710
4.021% 12/1/34 (k)	110,222	109,831
4.023% 2/1/35 (k)	95,743	95,516
4.029% 1/1/35 (k)	47,983	48,070
4.037% 12/1/34 (k)	67,898	68,185
4.048% 1/1/35 (k)	91,992	91,733
4.052% 2/1/35 (k)	92,539	92,400
4.055% 10/1/18 (k)	129,776	129,362
4.057% 5/1/34 (k)	55,900	55,828
4.072% 12/1/34 (k)	214,401	215,473
4.079% 4/1/33 (k)	39,413	39,608
4.105% 1/1/35 (k)	234,647	236,099
4.115% 2/1/35 (k)	70,872	70,994
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.118% 1/1/35 (k)	$ 218,112	$ 218,395
4.118% 2/1/35 (k)	69,739	69,962
4.12% 2/1/35 (k)	191,163	191,643
4.127% 1/1/35 (k)	230,741	232,613
4.128% 2/1/35 (k)	401,440	402,264
4.144% 1/1/35 (k)	311,557	313,917
4.145% 2/1/35 (k)	257,443	258,913
4.151% 1/1/35 (k)	381,771	382,917
4.162% 2/1/35 (k)	187,199	187,915
4.17% 11/1/34 (k)	194,798	195,020
4.197% 1/1/35 (k)	186,299	187,276
4.2% 1/1/35 (k)	411,287	415,205
4.202% 1/1/35 (k)	233,428	232,872
4.23% 11/1/34 (k)	55,372	55,686
4.232% 3/1/34 (k)	114,250	114,526
4.25% 2/1/35 (k)	122,309	121,777
4.269% 10/1/34 (k)	311,772	315,277
4.293% 3/1/35 (k)	117,562	118,285
4.302% 1/1/35 (k)	168,837	168,736
4.305% 8/1/33 (k)	256,748	259,265
4.305% 7/1/34 (k)	98,846	99,841
4.318% 3/1/33 (k)	63,252	63,142
4.319% 5/1/35 (k)	177,737	178,725
4.324% 12/1/34 (k)	69,852	70,350
4.349% 2/1/35 (k)	70,457	70,724
4.351% 1/1/35 (k)	119,382	119,358
4.357% 1/1/35 (k)	120,847	121,641
4.368% 2/1/34 (k)	289,690	290,320
4.4% 2/1/35 (k)	172,568	172,716
4.409% 5/1/35 (k)	350,000	350,164
4.455% 3/1/35 (k)	149,935	150,082
4.479% 4/1/34 (k)	201,864	202,988
4.484% 10/1/34 (k)	651,691	657,731
4.493% 8/1/34 (k)	397,076	400,054
4.499% 3/1/35 (k)	342,638	343,610
4.5% 4/1/19 to 10/1/33	30,539,693	30,132,632
4.5% 7/1/20 (g)	11,399,398	11,338,839
4.5% 5/1/35 (k)	98,869	99,838
4.508% 1/1/35 (k)	203,876	206,370
4.53% 3/1/35 (k)	319,093	320,489
4.549% 8/1/34 (k)	255,812	259,293
4.568% 2/1/35 (k)	832,880	842,656
4.57% 2/1/35 (k)	131,283	132,401
4.587% 2/1/35 (k)	1,053,387	1,063,614
4.625% 2/1/35 (k)	358,583	360,474
4.639% 2/1/35 (k)	93,225	94,645
4.67% 11/1/34 (k)	416,711	420,390
4.694% 11/1/34 (k)	423,277	426,752
4.725% 3/1/35 (k)	1,057,460	1,073,339
4.742% 3/1/35 (k)	194,094	195,891

	Principal Amount	Value (Note 1)
4.748% 7/1/34 (k)	$ 373,641	$ 374,744
4.815% 12/1/32 (k)	194,587	196,989
5% 2/1/18 to 6/1/34	15,162,188	15,332,205
5% 8/1/35 (g)	12,462,807	12,431,650
5.5% 12/1/18 to 10/1/34	65,350,590	66,361,738
6% 6/1/13 to 1/1/34	21,858,472	22,515,706
6.5% 6/1/11 to 9/1/32	18,403,316	19,118,231
7% 3/1/15 to 2/1/32	5,288,486	5,593,683
7.5% 7/1/16 to 11/1/31	2,289,269	2,449,294
8% 1/1/30 to 6/1/30	182,294	196,058
TOTAL FANNIE MAE		211,170,243
Freddie Mac - 0.4%
4.106% 12/1/34 (k)	138,624	138,555
4.13% 12/1/34 (k)	204,337	204,202
4.232% 1/1/35 (k)	599,987	600,226
4.307% 3/1/35 (k)	160,392	160,084
4.307% 5/1/35 (k)	292,827	293,700
4.314% 12/1/34 (k)	193,300	192,920
4.37% 3/1/35 (k)	246,165	245,770
4.401% 2/1/35 (k)	344,435	343,896
4.434% 2/1/35 (k)	374,307	375,652
4.441% 2/1/34 (k)	189,031	189,822
4.444% 3/1/35 (k)	148,787	148,479
4.491% 3/1/35 (k)	442,567	443,379
4.497% 6/1/35 (k)	200,000	201,646
4.498% 3/1/35 (k)	1,145,000	1,148,578
4.504% 3/1/35 (k)	174,904	174,815
4.564% 2/1/35 (k)	268,089	268,864
5.034% 4/1/35 (k)	1,008,366	1,023,824
5.098% 8/1/33 (k)	83,196	84,800
6% 5/1/33	1,593,156	1,637,758
7.5% 5/1/17 to 11/1/31	637,835	683,685
8% 7/1/17 to 5/1/27	62,491	67,460
TOTAL FREDDIE MAC		8,628,115
Government National Mortgage Association - 0.4%
6% 12/15/08 to 6/15/09	395,036	406,274
6.5% 6/15/08 to 8/15/27	4,715,269	4,917,368
7% 7/15/28 to 7/15/32	2,595,270	2,750,174
7.5% 9/15/22 to 12/15/27	1,631,237	1,753,535
8% 5/15/25 to 1/15/31	440,923	476,565
8.5% 12/15/16 to 12/15/30	177,013	192,800
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		10,496,716
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $226,840,085)		230,295,074
Asset-Backed Securities - 0.9%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (k)	$ 250,000	$ 250,101
Class M2, 4.4144% 2/25/34 (k)	300,000	300,158
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (k)	310,769	310,858
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (f)	1,000,000	996,006
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.7444% 4/25/34 (k)	145,000	144,997
Class M2, 3.7944% 4/25/34 (k)	125,000	124,997
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 4.4144% 1/25/32 (k)	98,646	99,111
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (f)	1,300,000	1,295,030
Argent Securities, Inc. Series 2004-W5 Class M1, 3.9144% 4/25/34 (k)	475,000	475,583
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE3:
Class M1, 3.8544% 6/25/34 (k)	175,000	175,056
Class M2, 4.4344% 6/25/34 (k)	400,000	400,111
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 4.02% 7/15/11 (k)	780,000	793,131
Series 2004-6 Class B, 4.15% 7/16/12	1,295,000	1,290,989
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 4.5144% 7/26/34 (k)	265,000	267,446
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 4.2185% 2/9/09 (k)	1,750,000	1,769,559
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.8144% 5/25/34 (k)	625,000	625,847
Series 2004-3 Class M1, 3.8144% 6/25/34 (k)	175,000	175,166
Series 2004-4:
Class A, 3.6844% 8/25/34 (k)	330,660	330,963
Class M1, 3.7944% 7/25/34 (k)	450,000	450,823
Class M2, 3.8444% 6/25/34 (k)	525,000	525,897
Series 2005-1:
Class MV1, 3.7144% 7/25/35 (k)	350,000	349,728
Class MV2, 3.7544% 7/25/35 (k)	420,000	418,923

	Principal Amount	Value (Note 1)
Class MV3, 3.7944% 7/25/35 (k)	$ 175,000	$ 174,871
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (f)	569,000	571,823
Class C, 5.074% 6/15/35 (f)	516,000	518,459
Discover Card Master Trust I Series 2003-4 Class B1, 3.55% 5/16/11 (k)	1,015,000	1,020,638
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (k)	50,000	50,120
Class M4, 4.2144% 3/25/34 (k)	25,000	25,235
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.8644% 1/25/34 (k)	550,000	550,750
Class M2, 4.4644% 1/25/34 (k)	625,000	632,569
Series 2005-A:
Class M1, 3.7444% 1/25/35 (k)	200,000	199,684
Class M2, 3.7744% 1/25/35 (k)	275,000	274,688
Class M3, 3.8044% 1/25/35 (k)	150,000	150,051
Class M4, 3.9944% 1/25/35 (k)	100,000	100,320
GSAMP Trust Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (k)	500,000	499,989
Class M2, 4.4144% 1/25/34 (k)	200,000	199,996
Class M3, 4.6144% 1/25/34 (k)	200,000	199,996
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 3.8444% 6/25/34 (k)	500,000	501,238
Class M2, 4.3944% 6/25/34 (k)	325,000	328,991
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (k)	250,000	249,995
Class M2, 3.8644% 7/25/34 (k)	50,000	49,999
Class M3, 4.2644% 7/25/34 (k)	100,000	99,998
Class M4, 4.4144% 7/25/34 (k)	75,000	74,998
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 5.3144% 4/25/33 (k)	325,000	329,159
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (k)	290,000	290,693
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 4.3644% 11/25/32 (k)	305,000	307,235
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	450,000	121,324
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	$ 450,000	$ 447,678
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.8344% 1/25/35 (k)	475,000	474,204
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.8444% 3/25/35 (k)	495,000	495,117
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (k)	200,000	201,064
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (k)	130,233	130,231
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	1,835,000	1,829,073
TOTAL ASSET-BACKED SECURITIES (Cost $22,648,696)		22,670,666
Collateralized Mortgage Obligations - 1.0%

Private Sponsor - 0.7%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (k)	726,708	727,474
Series 2005-2 Class 6A2, 3.5944% 6/25/35 (k)	351,828	351,979
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (k)	1,825,947	1,825,162
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.5944% 1/25/35 (k)	1,170,757	1,170,757
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (k)	280,828	281,121
Series 2004-AR5 Class 11A2, 3.6844% 6/25/34 (k)	393,932	393,129
Impac CMB Trust floater:
Series 2005-1:
Class M1, 3.7744% 4/25/35 (k)	373,590	373,196
Class M2, 3.8144% 4/25/35 (k)	672,461	671,962
Series 2005-2 Class 1A2, 3.6244% 4/25/35 (k)	1,247,541	1,246,566
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	193,690	196,595
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 3.38% 2/25/30 (k)	1,274,179	1,273,203
Series 2005-B Class A2, 3.75% 6/25/30 (k)	1,253,693	1,253,693

	Principal Amount	Value (Note 1)
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (k)	$ 705,000	$ 705,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	198,215	202,179
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (k)	899,472	899,360
Series 2005-2 Class A2, 3.36% 3/20/35 (k)	1,151,010	1,151,010
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (k)	1,610,467	1,599,143
Series 2005-AR12 Class 2A6, 4.322% 7/25/35 (k)	1,735,000	1,727,784
Series 2005-AR4 Class 2A2, 4.5419% 4/25/35 (k)	1,317,519	1,314,407
Series 2005-AR9 Class 2A1, 4.3609% 5/25/35 (k)	743,854	743,738
TOTAL PRIVATE SPONSOR		18,107,458
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,300,000	3,506,756
Series 1999-57 Class PH, 6.5% 12/25/29	2,600,000	2,753,995
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD, 4.5% 4/25/17	2,390,000	2,397,725
TOTAL U.S. GOVERNMENT AGENCY		8,658,476
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,856,052)		26,765,934
Commercial Mortgage Securities - 1.4%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.6744% 4/25/34 (f)(k)	759,929	759,395
Class B, 5.2144% 4/25/34 (f)(k)	84,437	84,964
Class M1, 3.8744% 4/25/34 (f)(k)	84,437	84,621
Class M2, 4.5144% 4/25/34 (f)(k)	84,437	85,004
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A1, 3.6844% 1/25/35 (f)(k)	$ 773,347	$ 774,783
Class A2, 3.7344% 1/25/35 (f)(k)	96,668	96,848
Class M1, 3.8144% 1/25/35 (f)(k)	145,003	145,163
Class M2, 4.3144% 1/25/35 (f)(k)	96,668	96,967
COMM:
floater:
Series 2002-FL7 Class D, 3.79% 11/15/14 (f)(k)	295,000	295,223
Series 2003-FL9 Class B, 3.72% 11/15/15 (f)(k)	382,866	383,914
Series 2004-LBN2 Class X2, 1.0847% 3/10/39 (f)(k)(l)	1,985,629	76,135
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,500,000	1,649,260
Series 2004-C1 Class A3, 4.321% 1/15/37	615,000	612,399
Series 1998-C1 Class D, 7.17% 5/17/40	580,000	652,099
Series 2004-C1 Class ASP, 0.9379% 1/15/37 (f)(k)(l)	9,482,020	354,208
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,550,000	3,826,089
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	3,500,000	3,590,339
Class C1, 7.52% 5/15/06 (f)	2,300,000	2,360,950
Class D1, 7.77% 5/15/06 (f)	2,200,000	2,250,845
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,605,536	1,766,370
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	840,000	934,829
Series 1998-GLII Class E, 7.1906% 4/13/31 (k)	1,205,000	1,269,022
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,050,000	985,005
Class C, 4.13% 11/20/37 (f)	1,050,000	946,260
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	630,000	623,788
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (f)(k)(l)	7,680,000	397,500

	Principal Amount	Value (Note 1)
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	$ 4,200,000	$ 4,424,487
Series 1:
Class D2, 6.992% 11/15/07 (f)	4,120,000	4,348,174
Class E2, 7.224% 11/15/07 (f)	2,450,000	2,602,070
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	1,015,000	1,021,737
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,165,505)		37,498,448
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic 7.125% 1/11/12	650,000	747,240
Israeli State 4.625% 6/15/13	230,000	227,844
Korean Republic 4.875% 9/22/14	345,000	350,377
United Mexican States:
5.875% 1/15/14	400,000	417,400
6.75% 9/27/34	795,000	842,700
7.5% 4/8/33	2,350,000	2,708,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,650,286)		5,293,936
Fixed-Income Funds - 7.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	464,992	46,559,649
Fidelity High Income Central Investment Portfolio 1 (b)	1,496,200	145,400,753
TOTAL FIXED-INCOME FUNDS (Cost $186,272,847)		191,960,402
Money Market Funds - 18.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b)	341,444,043	$ 341,444,043
Fidelity Money Market Central Fund, 3.25% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	2,125,353	2,125,353
TOTAL MONEY MARKET FUNDS (Cost $467,429,558)		467,429,558
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,470,385,487)		2,620,781,728
NET OTHER ASSETS - (0.8)%		(20,133,588)
NET ASSETS - 100%		$ 2,600,648,140
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
395 S&P 500 Index Contracts	Sept. 2005	$ 118,055,625	$ (1,048,725)
The face value of futures purchased as a percentage of net assets - 4.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (j)

	June 2010	$ 10,000,000	$ (88,610)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (i)	March 2010	3,500,000	(13,132)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (j)	June 2015	12,500,000	(187,668)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (i)	March 2015	3,500,000	(35,706)
TOTAL CREDIT DEFAULT SWAP		29,500,000	(325,116)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 3,500,000	$ 44,917
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	3,500,000	131,985
TOTAL INTEREST RATE SWAP		7,000,000	176,902
Total Return Swap
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	2,500,000	2,210
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	2,500,000	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	2,500,000	23,072

	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America

	Nov. 2005	$ 2,500,000	$ 50,010
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	2,500,000	62,206
TOTAL TOTAL RETURN SWAP		12,500,000	137,498
		$ 49,000,000	$ (10,716)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,516,079 or 1.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,571,512.
(i) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(j) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	18.1%
AAA, AA, A	4.1%
BBB	3.2%
BB	2.7%
B	3.2%
CCC, CC, C	0.8%
Not Rated	0.5%
Equities	54.4%
Short-Term Investments and Net Other Assets	13.0%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $169,227,601 of which $94,606,101, $33,903,363 and $40,718,137 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,015,766) (cost $2,470,385,487) - See accompanying schedule		$ 2,620,781,728
Commitment to sell securities on a delayed delivery basis	(3,916,250)
Receivable for securities sold on a delayed delivery basis	3,920,000	3,750
Receivable for investments sold, regular delivery		9,609,083
Foreign currency held at value (cost $249,342)		247,703
Receivable for fund shares sold		268,410
Dividends receivable		1,496,086
Interest receivable		7,932,913
Prepaid expenses		5,983
Other affiliated receivables		23,201
Other receivables		131,679
Total assets		2,640,500,536
Liabilities
Payable for investments purchased Regular delivery	$ 9,732,913
Delayed delivery	23,712,520
Payable for fund shares redeemed	1,738,151
Swap agreements, at value	10,716
Accrued management fee	1,140,983
Distribution fees payable	11,956
Payable for daily variation on futures contracts	730,750
Other affiliated payables	297,265
Other payables and accrued expenses	351,789
Collateral on securities loaned, at value	2,125,353
Total liabilities		39,852,396
Net Assets		$ 2,600,648,140
Net Assets consist of:
Paid in capital		$ 2,570,733,481
Undistributed net investment income		34,854,145
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(154,643,672)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		149,704,186
Net Assets		$ 2,600,648,140
Initial Class: Net Asset Value, offering price and redemption price per share ($2,524,677,548 ÷ 175,203,444 shares)		$ 14.41
Service Class: Net Asset Value, offering price and redemption price per share ($30,596,928 ÷ 2,136,252 shares)		$ 14.32
Service Class 2: Net Asset Value, offering price and redemption price per share ($45,373,664 ÷ 3,191,999 shares)		$ 14.21

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$ 12,132,486
Interest		29,088,464
Security lending		60,874
Total income		41,281,824

Expenses
Management fee	$ 6,989,508
Transfer agent fees	892,062
Distribution fees	67,210
Accounting and security lending fees	420,939
Independent trustees' compensation	6,157
Appreciation in deferred trustee compensation account	2,641
Custodian fees and expenses	110,569
Audit	35,267
Legal	2,747
Miscellaneous	67,167
Total expenses before reductions	8,594,267
Expense reductions	(124,086)	8,470,181
Net investment income (loss)		32,811,643
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	29,533,747
Foreign currency transactions	82,214
Futures contracts	(873,728)
Swap agreements	183,275
Total net realized gain (loss)		28,925,508
Change in net unrealized appreciation (depreciation) on: Investment securities	(70,513,037)
Assets and liabilities in foreign currencies	(107,710)
Futures contracts	(1,864,609)
Swap agreements	295,529
Delayed delivery commitments	3,750
Total change in net unrealized appreciation (depreciation)		(72,186,077)
Net gain (loss)		(43,260,569)
Net increase (decrease) in net assets resulting from operations		$ (10,448,926)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,811,643	$ 73,103,026
Net realized gain (loss)	28,925,508	76,478,625
Change in net unrealized appreciation (depreciation)	(72,186,077)	577,366
Net increase (decrease) in net assets resulting from operations	(10,448,926)	150,159,017
Distributions to shareholders from net investment income	(72,542,784)	(81,683,788)
Distributions to shareholders from net realized gain	(931,463)	-
Total distributions	(73,474,247)	(81,683,788)
Share transactions - net increase (decrease)	(136,403,393)	(313,880,450)
Total increase (decrease) in net assets	(220,326,566)	(245,405,221)

Net Assets
Beginning of period	2,820,974,706	3,066,379,927
End of period (including undistributed net investment income of $34,854,145 and undistributed net investment income of $75,292,815, respectively)	$ 2,600,648,140	$ 2,820,974,706
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,775,538	161,472	845,546
Reinvested	4,952,127	55,824	70,935
Redeemed	(16,834,544)	(326,904)	(234,887)
Net increase (decrease)	(10,106,879)	(109,608)	681,594

Dollars Sold	$ 25,454,152	$ 2,309,270	$ 11,969,285
Reinvested	71,657,275	803,304	1,013,668
Redeemed	(241,615,106)	(4,687,527)	(3,307,714)
Net increase (decrease)	$ (144,503,679)	$ (1,574,953)	$ 9,675,239

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	8,726,898	845,301	1,250,787
Reinvested	5,552,576	60,513	40,552
Redeemed	(37,314,309)	(893,122)	(354,143)
Net increase (decrease)	(23,034,835)	12,692	937,196

Dollars Sold	$ 124,852,377	$ 12,068,224	$ 17,624,320
Reinvested	80,234,728	869,573	579,487
Redeemed	(532,488,555)	(12,617,698)	(5,002,906)
Net increase (decrease)	$ (327,401,450)	$ 320,099	$ 13,200,901

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 70,750,221	$ 792,593	$ 999,970
From net realized gain	907,054	10,711	13,698
Total	$ 71,657,275	$ 803,304	$ 1,013,668

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 80,234,728	$ 869,573	$ 579,487

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01	$ 18.67
Income from Investment Operations
Net investment income (loss) E	.18	.36 F	.36	.46	.51	.62
Net realized and unrealized gain (loss)	(.22)	.42	1.83	(1.69)	(1.13)	(1.30)
Total from investment operations	(.04)	.78	2.19	(1.23)	(.62)	(.68)
Distributions from net investment income	(.39)	(.39)	(.48)	(.53)	(.64)	(.60)
Distributions from net realized gain	(.01)	-	-	-	(.24)	(1.38)
Total distributions	(.40)	(.39)	(.48)	(.53)	(.88)	(1.98)
Net asset value, end of period	$ 14.41	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Total Return B, C, D	(.31)%	5.47%	17.97%	(8.73)%	(4.15)%	(3.87)%
Ratios to Average Net Assets G
Expenses before expense reductions	.64% A	.66%	.63%	.63%	.64%	.61%
Expenses net of voluntary waivers, if any	.64% A	.66%	.63%	.63%	.64%	.61%
Expenses net of all reductions	.63% A	.65%	.62%	.61%	.63%	.61%
Net investment income (loss)	2.46% A	2.53%	2.71%	3.49%	3.53%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,524,678	$ 2,751,094	$ 3,011,837	$ 2,784,945	$ 3,547,730	$ 4,128,169
Portfolio turnover rate	42% A	66%	82%	140%	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91	$ 18.59
Income from Investment Operations
Net investment income (loss) E	.17	.34 F	.34	.44	.49	.60
Net realized and unrealized gain (loss)	(.22)	.42	1.83	(1.68)	(1.12)	(1.31)
Total from investment operations	(.05)	.76	2.17	(1.24)	(.63)	(.71)
Distributions from net investment income	(.37)	(.38)	(.46)	(.51)	(.63)	(.59)
Distributions from net realized gain	(.01)	-	-	-	(.24)	(1.38)
Total distributions	(.38)	(.38)	(.46)	(.51)	(.87)	(1.97)
Net asset value, end of period	$ 14.32	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91
Total Return B, C, D	(.39)%	5.36%	17.91%	(8.85)%	(4.24)%	(4.06)%
Ratios to Average Net Assets G
Expenses before expense reductions	.74% A	.77%	.74%	.74%	.74%	.72%
Expenses net of voluntary waivers, if any	.74% A	.77%	.74%	.74%	.74%	.72%
Expenses net of all reductions	.73% A	.76%	.73%	.72%	.73%	.71%
Net investment income (loss)	2.35% A	2.41%	2.59%	3.38%	3.43%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,597	$ 33,118	$ 32,087	$ 25,692	$ 31,324	$ 30,583
Portfolio turnover rate	42% A	66%	82%	140%	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income (loss) E	.16	.32 F	.32	.41	.46	.53
Net realized and unrealized gain (loss)	(.22)	.41	1.81	(1.67)	(1.11)	(.84)
Total from investment operations	(.06)	.73	2.13	(1.26)	(.65)	(.31)
Distributions from net investment income	(.37)	(.36)	(.45)	(.51)	(.64)	(.59)
Distributions from net realized gain	(.01)	-	-	-	(.24)	(1.38)
Total distributions	(.37) I	(.36)	(.45)	(.51)	(.88)	(1.97)
Net asset value, end of period	$ 14.21	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Total Return B, C, D	(.42)%	5.18%	17.66%	(9.03)%	(4.38)%	(1.97)%
Ratios to Average Net Assets H
Expenses before expense reductions	.90% A	.93%	.91%	.90%	.90%	.88% A
Expenses net of voluntary waivers, if any	.90% A	.93%	.91%	.90%	.90%	.88% A
Expenses net of all reductions	.89% A	.92%	.89%	.88%	.89%	.88% A
Net investment income (loss)	2.19% A	2.25%	2.43%	3.22%	3.27%	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,374	$ 36,763	$ 22,456	$ 16,367	$ 11,993	$ 4,785
Portfolio turnover rate	42% A	66%	82%	140%	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gains of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation- indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 230,298,419
Unrealized depreciation	(89,332,733)
Net unrealized appreciation (depreciation)	$ 140,965,686
Cost for federal income tax purposes	$ 2,479,816,042

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Asset Manager Portfolio

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. A fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $298,953,866 and $381,779,936, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .52% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 15,647
Service Class 2	51,563
$ 67,210

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 863,566
Service Class	11,301
Service Class 2	17,195
$ 892,062

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), or Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. The Floating Rate Central Investment Portfolio seeks a high level of current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,890,125 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,999 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Asset Manager Portfolio

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $121,934 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,152.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or it's affiliates were the owners of record of 23% of the total outstanding shares of the fund and one unaffiliated shareholder was owner of record of 18% of the total outstanding shares of the fund.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central funds as of June 30, 2005, which are direct or indirect investments of Fidelity Variable Insurance Products: Asset Manager Portfolio.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value
Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	3,940,000	3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652

	Principal Amount	Value
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	$ 1,950,000	$ 1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan
5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Tranche C, term loan 5.0625% 6/30/10 (b)	2,985,000	3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
Floating Rate Loans (c) - continued
	Principal Amount	Value
Electric Utilities - continued
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	$ 1,706,250	$ 1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	4,920,000	4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875

	Principal Amount	Value
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	$ 785,433	$ 796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	5,040,000	5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Floating Rate Loans (c) - continued
	Principal Amount	Value
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	$ 5,151,815	$ 5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	520,000	528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801

	Principal Amount	Value
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	$ 2,788,360	$ 2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	4,061,111	4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	$ 7,100,000	$ 7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	1,990,000	2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000

	Principal Amount	Value
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	$ 2,840,000	$ 2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

Semiannual Report

Fidelity High Income Central Investment Portfolio 1

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.6%
	Principal Amount	Value
Aerospace - 1.5%
L-3 Communications Corp.:
5.875% 1/15/15	$ 1,585,000	$ 1,541,413
7.625% 6/15/12	3,045,000	3,242,925
Orbimage Holdings, Inc. 13.19% 7/1/12 (c)(d)	1,630,000	1,707,425
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,872,300
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,921,750
		15,285,813
Air Transportation - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	810,113
7.324% 4/15/11	935,000	822,800
7.377% 5/23/19	2,566,452	1,796,517
7.379% 5/23/16	1,553,711	1,087,598
7.8% 4/1/08	3,140,000	2,975,150
AMR Corp. 10.2% 3/15/20	10,000	7,200
Northwest Airlines, Inc. pass thru trust certificates 8.07% 1/2/15	543,430	255,412
		7,754,790
Automotive - 1.7%
Accuride Corp. 8.5% 2/1/15	3,790,000	3,685,775
Delco Remy International, Inc. 9.375% 4/15/12	3,585,000	2,921,775
Ford Motor Credit Co. 6.625% 6/16/08	3,960,000	3,910,500
Navistar International Corp.:
6.25% 3/1/12 (c)	2,460,000	2,367,750
7.5% 6/15/11	1,225,000	1,249,500
9.375% 6/1/06	1,295,000	1,340,325
Tenneco Automotive, Inc. 8.625% 11/15/14	2,405,000	2,417,025
		17,892,650
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,745,100
Broadcasting - 0.5%
Emmis Communications Corp. 9.3144% 6/15/12 (c)(d)	1,890,000	1,918,350
Gray Television, Inc. 9.25% 12/15/11	3,505,000	3,802,925
		5,721,275
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,214,800
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,847,000
7.875% 12/15/12 (c)	2,370,000	2,192,250
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,639,250
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)(c)	3,720,000	1,785,600

	Principal Amount	Value
Texas Industries, Inc.:
7.25% 7/15/13 (c)	$ 590,000	$ 604,750
10.25% 6/15/11	4,650,000	5,376,563
		22,214,213
Cable TV - 3.9%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	4,810,000	4,822,025
CSC Holdings, Inc. 8.125% 7/15/09	1,070,000	1,083,375
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,493,000	1,653,498
EchoStar DBS Corp. 5.75% 10/1/08	16,585,000	16,502,075
GCI, Inc. 7.25% 2/15/14	5,225,000	5,016,000
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	887,213
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,175,000	3,369,628
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,446,375
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,891,513
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,329,000
		41,000,702
Capital Goods - 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,768,200
Case New Holland, Inc. 6% 6/1/09	2,030,000	1,948,800
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,699,413
Invensys PLC 9.875% 3/15/11 (c)	11,555,000	11,208,350
Leucadia National Corp. 7% 8/15/13	3,530,000	3,530,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (c)	2,735,000	2,365,775
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,901,600
Terex Corp.:
9.25% 7/15/11	1,630,000	1,764,475
10.375% 4/1/11	500,000	543,750
		33,730,363
Chemicals - 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC 9.0988% 7/15/10 (c)(d)	630,000	630,000
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,525,000	3,454,500
Crompton Corp. 9.875% 8/1/12	875,000	1,006,250
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,665,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,399,250
10.125% 9/1/08	2,515,000	2,731,919
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Huntsman LLC:
10.6406% 7/15/11 (d)	$ 5,660,000	$ 6,013,750
11.5% 7/15/12	220,000	257,400
11.625% 10/15/10	195,000	228,150
IMC Global, Inc. 10.875% 6/1/08	1,620,000	1,826,550
Methanex Corp. yankee 7.75% 8/15/05	1,955,000	1,964,775
Millennium America, Inc. 9.25% 6/15/08	7,370,000	8,005,663
Nalco Co. 7.75% 11/15/11	3,760,000	3,980,900
NOVA Chemicals Corp. 7.4% 4/1/09	2,370,000	2,441,100
Rhodia SA 10.25% 6/1/10	725,000	777,563
		39,729,970
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12	3,910,000	3,949,100
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,202,338
Jostens IH Corp. 7.625% 10/1/12	530,000	522,050
Revlon Consumer Products Corp. 9.5% 4/1/11	3,150,000	2,992,500
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,783,875
		11,449,863
Containers - 2.7%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,152,900
BWAY Corp. 10% 10/15/10	3,370,000	3,504,800
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,419,925
10.875% 3/1/13	6,380,000	7,512,450
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,246,750
8.75% 11/15/12	1,415,000	1,560,038
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,264,000
7.5% 5/15/10	3,400,000	3,578,500
		28,239,363
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,055,000	1,147,313
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,572,653
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	1,999,550
		4,719,516
Diversified Media - 0.9%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	997,500
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,546,775
Liberty Media Corp. 8.25% 2/1/30	1,980,000	1,969,696
		9,029,221

	Principal Amount	Value
Electric Utilities - 5.6%
AES Corp.:
8.75% 6/15/08	$ 1,235,000	$ 1,324,538
8.875% 2/15/11	2,334,000	2,596,575
9.375% 9/15/10	1,509,000	1,703,284
9.5% 6/1/09	7,037,000	7,819,866
AES Gener SA 7.5% 3/25/14	3,415,000	3,474,763
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	602,100
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,869,250
7.5% 1/15/09	2,140,000	2,241,650
8.9% 7/15/08	4,140,000	4,491,900
9.875% 10/15/07	4,495,000	4,899,550
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,192,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	888,300
Nevada Power Co. 10.875% 10/15/09	740,000	824,175
NRG Energy, Inc. 8% 12/15/13 (c)	5,462,000	5,735,100
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,268,963
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,696,175
TECO Energy, Inc.:
0% 5/1/10 (c)(d)	2,490,000	2,527,350
7.2% 5/1/11	2,485,000	2,690,013
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,130,000	2,172,600
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,939,750
		58,958,152
Energy - 7.2%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	561,600
7.75% 1/15/15	2,205,000	2,375,888
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,230,000
El Paso Energy Corp. 6.95% 12/15/07	1,630,000	1,640,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	80,250
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,702,500
8.625% 12/15/10	2,990,000	3,139,500
Hanover Equipment Trust 8.75% 9/1/11	535,000	565,763
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (c)	5,205,000	5,803,575
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (c)	1,238,000	1,231,810
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,835,150
Ocean Rig Norway AS 8.375% 7/1/13 (c)	970,000	984,550
Parker Drilling Co.:
8.08% 9/1/10 (d)	5,195,000	5,402,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Parker Drilling Co.: - continued
9.625% 10/1/13	$ 1,225,000	$ 1,381,188
9.625% 10/1/13 (c)	1,635,000	1,843,463
Pride International, Inc. 7.375% 7/15/14	795,000	872,513
Range Resources Corp.:
(Reg. S) 6.375% 3/15/15	2,800,000	2,786,000
7.375% 7/15/13	5,235,000	5,522,925
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,334,163
7.625% 7/15/11	3,820,000	3,848,650
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,272,463
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,824,075
6.5% 5/15/06	980,000	987,350
6.5% 6/1/08	1,720,000	1,702,800
6.7% 2/15/27	1,835,000	1,848,763
7.5% 8/15/06	1,610,000	1,646,225
7.625% 9/1/08	1,025,000	1,045,500
7.75% 6/15/10	5,960,000	6,086,650
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (c)	995,000	1,031,069
		75,587,371
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,566,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,697,450
		7,264,050
Food and Drug Retail - 1.0%
Rite Aid Corp.:
6.875% 8/15/13	415,000	356,900
8.125% 5/1/10	950,000	976,125
9.5% 2/15/11	1,360,000	1,450,100
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (d)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,336,800
		10,109,625
Food/Beverage/Tobacco - 1.7%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,053,250
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,955,150
7.3% 7/15/15 (c)	980,000	977,550
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,323,500
7.625% 2/15/08	1,605,000	1,673,213
7.75% 5/15/13	75,000	81,375
8% 10/15/09	605,000	653,400

	Principal Amount	Value
UAP Holding Corp. 0% 7/15/12 (b)	$ 2,700,000	$ 2,214,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,350,975
		18,282,413
Gaming - 4.9%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,480,885
9.375% 2/15/10	1,095,000	1,218,188
10.25% 8/1/07	2,485,000	2,730,518
MGM MIRAGE:
6% 10/1/09	9,315,000	9,396,972
6.75% 9/1/12	245,000	252,350
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (c)	1,390,000	1,403,900
6.375% 7/15/09	7,835,000	7,972,113
7.125% 8/15/14	1,480,000	1,531,800
8% 4/1/12	785,000	840,971
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Pinnacle Entertainment, Inc. 8.25% 3/15/12	1,355,000	1,405,813
Scientific Games Corp. 6.25% 12/15/12 (c)	2,660,000	2,673,300
Seneca Gaming Corp.:
(Reg'd.) 7.25% 5/1/12 (c)	3,210,000	3,318,338
7.25% 5/1/12	3,945,000	4,078,144
Station Casinos, Inc. 6% 4/1/12	570,000	578,550
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	875,000
9% 1/15/12 (c)	2,920,000	3,044,100
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,185,100
		51,813,542
Healthcare - 5.5%
AmerisourceBergen Corp. 7.25% 11/15/12	3,000,000	3,300,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (c)	1,870,000	1,991,550
CDRV Investors, Inc. 0% 1/1/15 (b)(c)	9,585,000	4,744,575
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,247,150
DaVita, Inc. 6.625% 3/15/13 (c)	3,390,000	3,500,175
HCA, Inc. 5.5% 12/1/09	7,480,000	7,490,023
HealthSouth Corp.:
7.375% 10/1/06	3,295,000	3,336,188
7.625% 6/1/12	1,285,000	1,246,450
8.5% 2/1/08	925,000	934,250
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,762,900
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,263,688
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	2,760,000	2,760,000
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,017,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Service Corp. International (SCI):
7.7% 4/15/09	$ 1,525,000	$ 1,624,125
7.7% 4/15/09	530,000	567,100
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)	1,640,000	1,701,500
		57,428,749
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	2,175,000	2,142,375
8.125% 6/1/12	5,170,000	5,338,025
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	774,200
8.875% 4/1/12	2,155,000	2,327,400
KB Home 7.75% 2/1/10	6,620,000	6,917,900
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.5% 10/1/08	780,000	780,000
6.875% 5/15/11	990,000	999,900
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	696,150
7.5% 1/15/15	2,145,000	1,898,325
9% 7/1/10	125,000	126,875
10.375% 7/1/12	100,000	102,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,738,100
7.875% 10/1/13	4,665,000	4,665,000
		31,040,650
Hotels - 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,875,025
Host Marriott LP 7.125% 11/1/13	1,465,000	1,527,263
		5,402,288
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,792,075
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,140,000	1,185,600
Six Flags, Inc.:
9.625% 6/1/14	1,980,000	1,843,875
9.75% 4/15/13	995,000	936,544
Speedway Motorsports, Inc. 6.75% 6/1/13	1,860,000	1,915,800
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,690,000	1,546,750
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,417,950
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,260,000	2,593,350
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (d)	4,260,000	4,419,750
		15,859,619

	Principal Amount	Value
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14	$ 625,000	$ 625,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	927,500
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	2,210,000	2,165,800
10.125% 2/1/10	400,000	446,000
Massey Energy Co. 6.625% 11/15/10	1,425,000	1,446,375
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,157,100
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,172,188
		19,601,088
Paper - 1.1%
Georgia-Pacific Corp.:
7.375% 7/15/08	2,045,000	2,181,402
8% 1/15/14	3,610,000	3,975,513
8.125% 5/15/11	750,000	845,625
8.875% 2/1/10	2,050,000	2,316,500
Norske Skog Canada Ltd. 8.625% 6/15/11	2,290,000	2,358,700
		11,677,740
Publishing/Printing - 1.8%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	1,050,000	1,155,000
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,113,013
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,711,850
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,282,100
		18,641,563
Railroad - 0.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,433,125
9.5% 10/1/08	220,000	239,800
TFM SA de CV yankee 10.25% 6/15/07	1,310,000	1,395,150
		6,068,075
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,350,000	2,379,375
Domino's, Inc. 8.25% 7/1/11	985,000	1,053,950
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,638,400
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,346,500
		10,418,225
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	404,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	4,983,525
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (c)	$ 1,990,000	$ 2,029,800
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	3,420,000	1,624,500
9.875% 3/15/15 (c)	630,000	609,525
		11,436,350
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	10,784,900
OMI Corp. 7.625% 12/1/13	7,645,000	7,606,775
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,973
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,289,200
		47,768,848
Steels - 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,579,250
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,453,075
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	4,980,000	5,390,850
Ryerson Tull, Inc. 8.25% 12/15/11	2,585,000	2,248,950
		14,672,125
Super Retail - 2.2%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,559,400
Buhrmann US, Inc. 7.875% 3/1/15 (c)	1,520,000	1,478,200
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,909,050
7.6% 4/1/07	990,000	1,041,975
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,186,925
Saks, Inc.:
7% 12/1/13	590,000	584,100
9.875% 10/1/11	3,285,000	3,588,863
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,605,500
		22,954,013
Technology - 5.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,660,700
Amkor Technology, Inc.:
7.125% 3/15/11	990,000	856,350
7.75% 5/15/13	985,000	849,563
9.25% 2/15/08	980,000	943,250
Celestica, Inc.:
7.625% 7/1/13	2,110,000	2,123,188
7.875% 7/1/11	6,675,000	6,841,875
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,657,625
Lucent Technologies, Inc. 5.5% 11/15/08	4,320,000	4,255,200

	Principal Amount	Value
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (c)(d)	$ 2,345,000	$ 2,321,550
Micron Technology, Inc. 6.5% 9/30/05 (e)	6,190,471	6,159,518
New ASAT Finance Ltd. 9.25% 2/1/11	1,590,000	1,311,750
Nortel Networks Corp. 6.125% 2/15/06	3,180,000	3,195,900
Sanmina-SCI Corp.:
6.75% 3/1/13 (c)	2,910,000	2,779,050
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,775,000	5,962,688
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,886,600
7.125% 6/15/10	5,235,000	5,568,731
9.75% 1/15/09	1,535,000	1,742,225
		60,280,263
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,073,075
American Towers, Inc. 7.25% 12/1/11	785,000	826,213
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	845,000	954,850
Empresa Brasileira de Telecomm SA 11% 12/15/08	2,091,000	2,383,740
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,258,025
6.5% 11/1/13	5,005,000	4,054,050
7.625% 4/15/12	2,185,000	1,911,875
7.805% 1/15/12 (c)(d)	6,345,000	6,487,763
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,658,794
Millicom International Cellular SA 10% 12/1/13	4,285,000	4,263,575
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,903,500
New Skies Satellites BV 8.5388% 11/1/11 (c)(d)	4,145,000	4,238,263
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,995,200
6.875% 10/31/13	7,380,000	7,859,700
PanAmSat Corp. 9% 8/15/14	2,080,000	2,262,000
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,263,200
7.9% 8/15/10	4,495,000	4,444,431
Qwest Corp.:
6.6706% 6/15/13 (c)(d)	6,760,000	6,920,550
7.875% 9/1/11	1,405,000	1,457,688
8.875% 3/15/12	80,000	87,000
Qwest Services Corp.:
13.5% 12/15/10	1,570,000	1,805,500
14% 12/15/14	3,315,000	3,978,000
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,954,425
8% 12/15/12	4,020,000	4,311,450
9.625% 5/1/11	3,350,000	3,936,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
SBA Communications Corp. 8.5% 12/1/12	$ 4,420,000	$ 4,773,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,352,855
U.S. West Communications 7.5% 6/15/23	1,440,000	1,321,200
		96,736,772
Textiles & Apparel - 0.7%
Levi Strauss & Co.:
7.73% 4/1/12 (d)	2,225,000	2,102,625
9.75% 1/15/15	1,490,000	1,471,375
12.25% 12/15/12	1,065,000	1,160,850
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,145,975
		6,880,825
TOTAL NONCONVERTIBLE BONDS (Cost $890,340,237)		908,187,260
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8411% 8/1/24 (c)(d) (Cost $981,783)	1,264,590	1,081,225
Common Stocks - 1.8%
	Shares
Aerospace - 0.1%
L-3 Communications Holdings, Inc.	15,800	1,209,964
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.1%
EchoStar Communications Corp. Class A	4,500	135,675
Ono Finance PLC rights 5/31/09 (a)(c)	2,050	1,025
The DIRECTV Group, Inc. (a)	63,000	976,500
		1,113,200
Electric Utilities - 0.1%
AES Corp. (a)	22,100	361,998
CMS Energy Corp. (a)	22,300	335,838
		697,836
Energy - 0.1%
Chesapeake Energy Corp.	22,100	503,880
Gaming - 0.3%
MGM MIRAGE (a)	28,300	1,120,114
Scientific Games Corp. Class A (a)	93,800	2,526,034
		3,646,148
Healthcare - 0.0%
Fountain View, Inc. (e)	1,364	22,861

	Shares	Value
Homebuilding/Real Estate - 0.0%
American Real Estate Partners LP (a)	400	$ 11,620
Paper - 0.2%
Georgia-Pacific Corp.	59,800	1,901,640
Services - 0.2%
Iron Mountain, Inc. (a)	63,900	1,982,178
Shipping - 0.3%
OMI Corp.	60,900	1,157,709
Teekay Shipping Corp.	44,100	1,935,990
		3,093,699
Technology - 0.1%
Xerox Corp. (a)	94,500	1,303,155
Telecommunications - 0.2%
American Tower Corp. Class A (a)	31,900	670,538
New Skies Satellites Holdings Ltd.	2,600	51,610
Nextel Communications, Inc. Class A (a)	15,700	507,267
Qwest Communications International, Inc. (a)	318,500	1,181,635
		2,411,050
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (e)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $23,455,425)		19,392,237
Floating Rate Loans - 10.4%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (d)	$ 5,340,000	5,333,325
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	5,460,000	5,473,650
Electric Utilities - 1.4%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (d)	2,913,496	2,935,347
term loan 6.46% 6/24/12 (d)	2,356,504	2,374,178
Tranche 2, term loan 8.88% 6/24/13 (d)	2,190,000	2,184,525
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (d)	288,859	293,192
		14,244,106
Energy - 3.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (d)	172,000	163,400
Tranche 2, term loan 10.3125% 7/8/13 (d)	2,870,000	2,920,225
Tranche B1, term loan 6.063% 7/8/12 (d)	258,000	261,225
Floating Rate Loans - continued
	Principal Amount	Value
Energy - continued
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (d)	$ 5,120,700	$ 5,139,903
term loan 6.125% 11/22/09 (d)	3,827,907	3,861,401
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (d)	12,230,000	12,428,738
Tranche X, term loan 5.55% 5/24/07 (d)	8,910,000	8,965,688
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (d)	2,625,000	2,625,000
		36,365,580
Environmental - 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)	5,001,818	5,020,575
Tranche 2, term loan 8.86% 4/13/10 (d)	3,770,000	3,741,725
		8,762,300
Healthcare - 0.9%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (d)	5,870,000	5,943,375
HealthSouth Corp. term loan 8.22% 6/15/10 (d)	2,190,000	2,225,588
Vicar Operating, Inc. term loan 4.875% 5/16/11 (d)	1,526,175	1,530,000
		9,698,963
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 5.37% 11/12/07 (d)	5,881,461	5,918,220
Tranche B, term loan 5.58% 11/12/08 (d)	6,071,101	6,124,223
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (d)	2,150,000	2,150,000
Tranche B, term loan:
6.3396% 2/3/08 (d)	4,311,868	4,328,038
8.46% 2/3/08 (d)	2,200,000	2,200,000
		20,720,481
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.96% 3/9/11 (d)	3,685,762	3,662,726
Tranche B, term loan 4.96% 3/9/13 (d)	1,531,350	1,525,607
Infor Global Solutions AG Tranche 2, term loan 10.712% 4/18/12 (d)	1,700,000	1,695,750
		6,884,083
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	1,700,000	1,683,000
TOTAL FLOATING RATE LOANS (Cost $108,538,920)		109,165,488
Cash Equivalents - 1.3%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $13,259,000)	$ 13,260,261	$ 13,259,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,036,575,365)		1,051,085,210
NET OTHER ASSETS - (0.2)%		(2,196,375)
NET ASSETS - 100%		$ 1,048,888,835
Legend
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,362,272 or 14.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,677,385 or 0.7% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	5,344,263
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,031,896,871. Net unrealized appreciation aggregated $19,188,339, of which $37,674,485 related to appreciated investment securities and $18,486,146 related to depreciated investment securities.

Semiannual Report

Asset Manager Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0805
1.705701.107

Fidelity® Variable Insurance Products:

Asset Manager: Growth® Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 986.00	$ 3.64
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class
Actual	$ 1,000.00	$ 985.50	$ 4.14
Hypothetical A	$ 1,000.00	$ 1,020.63	$ 4.21
Service Class 2
Actual	$ 1,000.00	$ 985.50	$ 5.07
Hypothetical A	$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.74%
Service Class	.84%
Service Class 2	1.03%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	4.0	3.5
Home Depot, Inc.	3.6	3.6
American International Group, Inc.	3.6	3.6
Pfizer, Inc.	3.0	2.7
Microsoft Corp.	3.0	3.3
SBC Communications, Inc.	2.9	2.8
Wyeth	2.8	2.8
Clear Channel Communications, Inc.	2.5	2.6
General Electric Co.	2.5	2.4
CVS Corp.	1.8	1.5
	29.7
Market Sectors as of June 30, 2005
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	18.9
Information Technology	12.4	11.1
Health Care	12.0	12.4
Consumer Discretionary	8.8	8.3
Industrials	5.9	5.9
Consumer Staples	5.5	5.5
Telecommunication Services	4.9	5.2
Energy	3.6	3.4
Materials	0.6	1.0
Utilities	0.4	0.6
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004**
	Stock Class and Equity Futures 74.0%		Stock Class and Equity Futures 75.7%
	Bond Class 16.5%		Bond Class 14.4%
	Short-Term Class 9.5%		Short-Term Class 9.9%
* Foreign investments	9.3%	** Foreign investments	10.5%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's fixed-income central fund.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	5	$ 0
Automobiles - 0.2%
Honda Motor Co. Ltd.	5,700	280,554
Renault SA	4,200	370,524
		651,078
Distributors - 0.1%
Li & Fung Ltd.	94,000	195,355
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	4,700	256,385
Carnival PLC	5,000	283,716
McDonald's Corp.	27,200	754,800
Royal Caribbean Cruises Ltd.	4,200	203,112
		1,498,013
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	97,000	245,277
Thomson SA	18,300	438,486
		683,763
Leisure Equipment & Products - 0.1%
Sega Sammy Holdings, Inc.	5,000	306,569
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (a)	5,500	177,100
Clear Channel Communications, Inc.	231,600	7,163,388
News Corp. Class A	79,200	1,281,456
Omnicom Group, Inc.	6,100	487,146
Reuters Group PLC	52,800	373,677
Tribune Co.	10,700	376,426
Univision Communications, Inc. Class A (a)	1,100	30,305
		9,889,498
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	300	16,338
Specialty Retail - 3.9%
Home Depot, Inc.	265,700	10,335,730
Ross Stores, Inc.	4,300	124,313
TJX Companies, Inc.	24,700	601,445
		11,061,488
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	13,457	384,816
TOTAL CONSUMER DISCRETIONARY		24,686,918
CONSUMER STAPLES - 5.5%
Beverages - 0.4%
PepsiCo, Inc.	19,100	1,030,063
Pernod-Ricard	1,600	255,584
		1,285,647

	Shares	Value (Note 1)
Food & Staples Retailing - 3.2%
CVS Corp.	177,000	$ 5,145,390
Safeway, Inc.	90,200	2,037,618
Wal-Mart Stores, Inc.	37,700	1,817,140
		9,000,148
Food Products - 0.1%
Global Bio-Chem Technology Group Co. Ltd.	332,000	206,138
Groupe Danone	2,500	219,945
		426,083
Household Products - 0.2%
Colgate-Palmolive Co.	9,400	469,154
Personal Products - 0.5%
Alberto-Culver Co.	34,000	1,473,220
Tobacco - 1.1%
Altria Group, Inc.	49,300	3,187,738
TOTAL CONSUMER STAPLES		15,841,990
ENERGY - 3.5%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.	23,900	1,276,977
ENSCO International, Inc.	22,600	807,950
GlobalSantaFe Corp.	37,400	1,525,920
Technip-Coflexip SA	5,200	241,391
Transocean, Inc. (a)	26,400	1,424,808
		5,277,046
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	53,500	556,222
Canadian Natural Resources Ltd.	10,600	384,133
ConocoPhillips	37,200	2,138,628
EnCana Corp.	8,800	347,130
ENI Spa	12,600	323,064
Exxon Mobil Corp.	8,000	459,760
Total SA Series B	2,570	600,609
		4,809,546
TOTAL ENERGY		10,086,592
FINANCIALS - 16.3%
Capital Markets - 3.0%
Credit Suisse Group (Reg.)	15,426	603,774
Goldman Sachs Group, Inc.	16,700	1,703,734
Lehman Brothers Holdings, Inc.	6,900	685,032
Merrill Lynch & Co., Inc.	34,600	1,903,346
Morgan Stanley	40,700	2,135,529
Nomura Holdings, Inc.	21,600	258,120
Northern Trust Corp.	4,700	214,273
Nuveen Investments, Inc. Class A	10,700	402,534
UBS AG (Reg.)	9,780	761,373
		8,667,715
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 2.7%
Bank of America Corp.	48,128	$ 2,195,118
DnB NOR ASA	22,800	238,143
Societe Generale Series A	3,000	305,502
Sumitomo Mitsui Financial Group, Inc.	97	655,967
Synovus Financial Corp.	13,700	392,779
Wachovia Corp.	38,240	1,896,709
Wells Fargo & Co.	31,900	1,964,402
		7,648,620
Consumer Finance - 0.2%
Credit Saison Co. Ltd.	5,400	179,667
MBNA Corp.	10,700	279,912
		459,579
Diversified Financial Services - 1.4%
Citigroup, Inc.	65,700	3,037,311
ING Groep NV (Certificaten Van Aandelen)	11,500	322,575
JPMorgan Chase & Co.	14,780	522,030
		3,881,916
Insurance - 6.7%
ACE Ltd.	22,700	1,018,095
AFLAC, Inc.	4,800	207,744
Allianz AG (Reg.)	3,100	356,277
AMBAC Financial Group, Inc.	14,100	983,616
American International Group, Inc.	176,600	10,260,460
Hartford Financial Services Group, Inc.	42,200	3,155,716
MBIA, Inc.	15,900	943,029
MetLife, Inc.	29,400	1,321,236
MetLife, Inc. unit	15,900	416,898
Prudential Financial, Inc.	7,500	492,450
		19,155,521
Thrifts & Mortgage Finance - 2.3%
Fannie Mae	77,900	4,549,360
MGIC Investment Corp.	19,000	1,239,180
Washington Mutual, Inc.	18,800	764,972
		6,553,512
TOTAL FINANCIALS		46,366,863
HEALTH CARE - 12.0%
Biotechnology - 0.1%
QIAGEN NV (a)	27,400	316,196
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	4,000	148,400
GN Store Nordic AS	28,400	321,724
Medtronic, Inc.	6,100	315,919
		786,043
Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	197,950	11,397,950

	Shares	Value (Note 1)
Pharmaceuticals - 7.6%
Johnson & Johnson	51,000	$ 3,315,000
Novartis AG (Reg.)	4,780	226,763
Pfizer, Inc.	309,200	8,527,736
Roche Holding AG (participation certificate)	3,154	399,156
Schering-Plough Corp.	56,553	1,077,900
Wyeth	181,800	8,090,100
		21,636,655
TOTAL HEALTH CARE		34,136,844
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.1%
BAE Systems PLC	84,500	434,514
Honeywell International, Inc.	9,300	340,659
Lockheed Martin Corp.	13,800	895,206
Northrop Grumman Corp.	9,400	519,350
United Technologies Corp.	20,400	1,047,540
		3,237,269
Airlines - 0.1%
British Airways PLC (a)	37,000	173,160
Ryanair Holdings PLC sponsored ADR (a)	5,000	224,200
		397,360
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	5,000	132,000
ChoicePoint, Inc. (a)	14,700	588,735
		720,735
Electrical Equipment - 0.0%
ABB Ltd. (Reg.) (a)	11,704	76,709
Industrial Conglomerates - 3.6%
3M Co.	5,500	397,650
General Electric Co.	204,380	7,081,767
Tyco International Ltd.	97,100	2,835,320
		10,314,737
Machinery - 0.5%
Ingersoll-Rand Co. Ltd. Class A	17,900	1,277,165
Weichai Power Co. Ltd. (H Shares)	36,000	106,550
		1,383,715
Marine - 0.1%
Alexander & Baldwin, Inc.	3,000	139,050
Road & Rail - 0.1%
CSX Corp.	6,700	285,822
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd.	24,000	227,222
TOTAL INDUSTRIALS		16,782,619
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	224,502	4,290,233
Comverse Technology, Inc. (a)	20,900	494,285
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	54,420	$ 993,709
Nokia Corp. sponsored ADR	64,400	1,071,616
QUALCOMM, Inc.	12,200	402,722
		7,252,565
Computers & Peripherals - 1.8%
Dell, Inc. (a)	64,400	2,544,444
Hewlett-Packard Co.	31,400	738,214
International Business Machines Corp.	24,000	1,780,800
		5,063,458
Electronic Equipment & Instruments - 0.8%
AU Optronics Corp. sponsored ADR	16,600	281,204
Flextronics International Ltd. (a)	34,300	453,103
Hoya Corp.	4,700	542,446
Jabil Circuit, Inc. (a)	3,700	113,701
Optimax Technology Corp.	164,193	379,445
Solectron Corp. (a)	126,900	480,951
Yageo Corp. (a)	308,000	119,602
		2,370,452
Internet Software & Services - 0.0%
Yahoo! Japan Corp.	56	117,650
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	5,800	296,380
Office Electronics - 0.1%
Canon, Inc.	3,800	199,994
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	3,400	126,854
Applied Materials, Inc.	72,100	1,166,578
ARM Holdings PLC	47,900	97,194
ASML Holding NV (NY Shares) (a)	49,800	779,868
Intel Corp.	130,900	3,411,254
KLA-Tencor Corp.	9,400	410,780
Lam Research Corp. (a)	12,500	361,750
Linear Technology Corp.	3,100	113,739
Novellus Systems, Inc. (a)	7,900	195,209
Solomon Systech Ltd.	192,000	67,945
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,205	229,871
United Microelectronics Corp. sponsored ADR	82,448	338,861
Xilinx, Inc.	2,100	53,550
		7,353,453
Software - 4.5%
BEA Systems, Inc. (a)	59,400	521,532
Microsoft Corp.	342,375	8,504,595
Oracle Corp. (a)	77,900	1,028,280

	Shares	Value (Note 1)
Symantec Corp. (a)	66,300	$ 1,441,362
VERITAS Software Corp. (a)	52,500	1,281,000
		12,776,769
TOTAL INFORMATION TECHNOLOGY		35,430,721
MATERIALS - 0.6%
Chemicals - 0.3%
Nitto Denko Corp.	5,600	321,140
Praxair, Inc.	11,500	535,900
		857,040
Metals & Mining - 0.2%
Alcan, Inc.	9,100	273,178
BHP Billiton PLC	17,500	223,246
Grupo Mexico SA de CV Series B	107,952	176,395
		672,819
Paper & Forest Products - 0.1%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	17,800	215,380
TOTAL MATERIALS		1,745,239
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.7%
BellSouth Corp.	63,500	1,687,195
Philippine Long Distance Telephone Co.	7,280	210,694
Qwest Communications International, Inc. (a)	310,700	1,152,697
SBC Communications, Inc.	344,900	8,191,375
Telefonica SA	15,184	247,499
Verizon Communications, Inc.	52,800	1,824,240
		13,313,700
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Class A (a)	18,400	594,504
TOTAL TELECOMMUNICATION SERVICES		13,908,204
UTILITIES - 0.4%
Electric Utilities - 0.4%
Entergy Corp.	2,000	151,100
FirstEnergy Corp.	4,200	202,062
PG&E Corp.	21,200	795,848
		1,149,010
TOTAL COMMON STOCKS (Cost $182,330,936)		200,135,000
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	$ 58,630
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,260)		58,630
Corporate Bonds - 1.3%
	Principal Amount
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 100,000	87,130
Nonconvertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co.:
6.625% 10/1/28	10,000	7,845
7.45% 7/16/31	165,000	137,745
General Motors Corp. 8.375% 7/15/33	60,000	50,100
		195,690
Media - 0.1%
AOL Time Warner, Inc. 7.625% 4/15/31	25,000	31,222
Cox Communications, Inc. 7.125% 10/1/12	20,000	22,428
Liberty Media Corp. 8.25% 2/1/30	55,000	54,714
News America Holdings, Inc. 7.75% 12/1/45	35,000	42,881
News America, Inc. 6.2% 12/15/34	65,000	68,217
Time Warner Entertainment Co. LP 8.375% 7/15/33	50,000	66,360
		285,822
TOTAL CONSUMER DISCRETIONARY		481,512
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	25,000	25,098
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Petronas Capital Ltd. 7% 5/22/12 (d)	55,000	62,864
Oil, Gas & Consumable Fuels - 0.2%
Amerada Hess Corp.:
6.65% 8/15/11	10,000	11,004

	Principal Amount	Value (Note 1)
7.125% 3/15/33	$ 15,000	$ 17,792
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	25,000	27,755
EnCana Holdings Finance Corp. 5.8% 5/1/14	35,000	37,558
Enterprise Products Operating LP 5.75% 3/1/35 (d)	25,000	24,407
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	10,000	10,114
5.8% 3/15/35	20,000	20,140
Nexen, Inc. 5.875% 3/10/35	35,000	35,571
Pemex Project Funding Master Trust:
6.125% 8/15/08	50,000	51,900
6.625% 6/15/35 (d)	45,000	44,213
7.875% 2/1/09 (h)	100,000	109,250
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,400
7.5% 1/15/31	10,000	10,825
		405,929
TOTAL ENERGY		468,793
FINANCIALS - 0.5%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	138,927
Lazard LLC 7.125% 5/15/15 (d)	35,000	35,306
Merrill Lynch & Co., Inc. 4.25% 2/8/10	50,000	49,876
Morgan Stanley 6.6% 4/1/12	40,000	44,472
		268,581
Commercial Banks - 0.1%
Bank of America Corp. 6.25% 4/15/12	70,000	77,373
Korea Development Bank 3.875% 3/2/09	75,000	73,750
Wachovia Bank NA 4.875% 2/1/15	15,000	15,280
Wachovia Corp. 4.875% 2/15/14	25,000	25,412
		191,815
Consumer Finance - 0.1%
Capital One Bank 5% 6/15/09	25,000	25,544
Ford Motor Credit Co. 7.375% 2/1/11	25,000	24,353
General Motors Acceptance Corp. 5.53% 12/1/14 (h)	40,000	34,075
Household Finance Corp. 4.125% 11/16/09	20,000	19,784
Household International, Inc. 8.875% 2/15/08	75,000	77,127
MBNA Corp. 7.5% 3/15/12	45,000	52,452
		233,335
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.1%
JPMorgan Chase & Co. 6.75% 2/1/11	$ 155,000	$ 171,415
Prime Property Funding II, Inc. 5.125% 6/1/15 (d)	50,000	49,979
		221,394
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (d)	25,000	27,579
Real Estate - 0.1%
Archstone Smith Operating Trust 5.25% 5/1/15	25,000	25,518
Arden Realty LP 5.25% 3/1/15	100,000	99,925
Developers Diversified Realty Corp.:
5% 5/3/10	20,000	20,152
5.25% 4/15/11	10,000	10,158
EOP Operating LP 4.65% 10/1/10	90,000	89,786
Regency Centers LP 6.75% 1/15/12	45,000	49,437
Simon Property Group LP:
5.1% 6/15/15 (d)	30,000	29,915
5.625% 8/15/14	40,000	41,716
		366,607
Thrifts & Mortgage Finance - 0.0%
Countrywide Home Loans, Inc. 4% 3/22/11	30,000	28,933
Independence Community Bank Corp. 3.75% 4/1/14 (h)	20,000	19,280
Residential Capital Corp. 6.375% 6/30/10 (d)	30,000	30,147
Washington Mutual, Inc. 4.375% 1/15/08	20,000	20,056
		98,416
TOTAL FINANCIALS		1,407,727
INDUSTRIALS - 0.0%
Airlines - 0.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	3,572	3,657
6.978% 10/1/12	9,962	10,292
7.024% 4/15/11	20,000	20,667
Continental Airlines, Inc. pass thru trust certificates 7.373% 6/15/17	29,248	24,568
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	30,000	28,223
		87,407

	Principal Amount	Value (Note 1)
Industrial Conglomerates - 0.0%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	$ 10,000	$ 10,857
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (d)	25,000	29,415
		40,272
TOTAL INDUSTRIALS		127,679
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T Broadband Corp. 8.375% 3/15/13	50,000	60,968
BellSouth Capital Funding Corp. 7.875% 2/15/30	25,000	32,268
BellSouth Corp. 5.2% 9/15/14	15,000	15,459
British Telecommunications PLC 8.875% 12/15/30	50,000	70,583
Deutsche Telekom International Finance BV 8.75% 6/15/30	50,000	67,699
France Telecom SA 8% 3/1/11 (c)	40,000	46,419
SBC Communications, Inc.:
6.15% 9/15/34	30,000	32,497
6.45% 6/15/34	15,000	16,865
Sprint Capital Corp. 6.875% 11/15/28	25,000	28,697
Telecom Italia Capital:
4.95% 9/30/14 (d)	25,000	24,754
5.25% 11/15/13	50,000	50,760
Verizon Global Funding Corp.:
7.25% 12/1/10	25,000	28,338
7.75% 12/1/30	30,000	38,737
Verizon New York, Inc. 6.875% 4/1/12	5,000	5,526
		519,570
Wireless Telecommunication Services - 0.0%
America Movil SA de CV 4.125% 3/1/09	20,000	19,584
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,000	5,811
		25,395
TOTAL TELECOMMUNICATION SERVICES		544,965
UTILITIES - 0.2%
Electric Utilities - 0.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	30,000	31,552
Duke Capital LLC:
6.25% 2/15/13	50,000	53,976
6.75% 2/15/32	55,000	61,662
Exelon Corp.:
4.9% 6/15/15	25,000	25,089
6.75% 5/1/11	30,000	33,316
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 6.45% 11/15/11	$ 15,000	$ 16,389
Progress Energy, Inc. 7.1% 3/1/11	50,000	55,698
TXU Energy Co. LLC 7% 3/15/13	55,000	61,338
		339,020
Independent Power Producers & Energy Traders - 0.0%
Constellation Energy Group, Inc. 7% 4/1/12	40,000	45,123
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
4.75% 12/15/10	30,000	30,182
5.95% 6/15/35	30,000	31,074
6.25% 6/30/12	45,000	48,849
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	40,000	42,489
		152,594
TOTAL UTILITIES		536,737
TOTAL NONCONVERTIBLE BONDS		3,592,511
TOTAL CORPORATE BONDS (Cost $3,525,614)		3,679,641
U.S. Government and Government Agency Obligations - 2.5%

U.S. Government Agency Obligations - 0.6%
Fannie Mae:
3.25% 1/15/08	71,000	70,023
3.25% 8/15/08	90,000	88,325
3.25% 2/15/09	270,000	263,803
3.375% 12/15/08	29,000	28,496
4.625% 5/1/13	200,000	202,391
5.5% 3/15/11	60,000	64,359
6.25% 2/1/11	105,000	115,055
Freddie Mac:
2.375% 2/15/07	561,000	548,526
4% 6/12/13	87,000	84,590
5% 7/15/14	165,000	174,047
5.875% 3/21/11	170,000	183,298
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,822,913
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	206,430	225,968

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 205,396	$ 200,325
2% 1/15/14	684,411	704,970
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		1,131,263
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bills, yield at date of purchase 2.97% 9/8/05 (f)	600,000	596,552
U.S. Treasury Bonds:
5.375% 2/15/31	50,000	59,000
6.25% 5/15/30	205,000	267,021
U.S. Treasury Notes:
3.375% 10/15/09	180,000	177,469
3.625% 4/30/07	1,551,000	1,550,152
4.75% 5/15/14	725,000	769,293
6.5% 2/15/10	730,000	814,663
TOTAL U.S. TREASURY OBLIGATIONS		4,234,150
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,101,316)		7,188,326
U.S. Government Agency - Mortgage Securities - 2.5%

Fannie Mae - 2.3%
3.463% 4/1/34 (h)	23,276	23,333
3.737% 1/1/35 (h)	23,197	23,114
3.797% 6/1/34 (h)	22,868	22,542
3.83% 1/1/35 (h)	22,236	22,194
3.913% 12/1/34 (h)	23,614	23,566
3.98% 1/1/35 (h)	22,356	22,288
4% 7/1/20 (e)	242,483	237,406
4% 1/1/35 (h)	22,531	22,450
4.029% 1/1/35 (h)	23,991	24,035
4.052% 2/1/35 (h)	23,135	23,100
4.055% 10/1/18 (h)	16,222	16,170
4.057% 5/1/34 (h)	13,975	13,957
4.115% 2/1/35 (h)	23,624	23,665
4.118% 1/1/35 (h)	8,724	8,736
4.118% 2/1/35 (h)	23,246	23,321
4.12% 2/1/35 (h)	23,895	23,955
4.127% 1/1/35 (h)	23,074	23,261
4.128% 2/1/35 (h)	23,614	23,663
4.145% 2/1/35 (h)	23,404	23,538
4.151% 1/1/35 (h)	23,279	23,349
4.162% 2/1/35 (h)	23,400	23,489
4.197% 1/1/35 (h)	23,287	23,410
4.2% 1/1/35 (h)	21,647	21,853
4.232% 3/1/34 (h)	19,042	19,088
4.265% 10/1/34 (h)	102,802	103,501
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.293% 3/1/35 (h)	$ 23,512	$ 23,657
4.302% 11/1/34 (h)	48,610	48,917
4.302% 1/1/35 (h)	24,120	24,105
4.305% 8/1/33 (h)	12,837	12,963
4.357% 1/1/35 (h)	24,169	24,328
4.479% 4/1/34 (h)	16,822	16,916
4.493% 8/1/34 (h)	23,357	23,533
4.5% 5/1/19 to 4/1/35	1,327,331	1,303,695
4.5% 7/1/20 (e)	120,000	119,363
4.508% 1/1/35 (h)	22,653	22,930
4.53% 3/1/35 (h)	24,546	24,653
4.568% 2/1/35 (h)	23,136	23,407
4.694% 11/1/34 (h)	23,515	23,708
4.725% 3/1/35 (h)	33,194	33,692
4.748% 7/1/34 (h)	20,758	20,819
4.815% 12/1/32 (h)	24,323	24,624
5% 7/1/18	694,305	702,627
5% 8/1/35 (e)	356,171	355,281
5.5% 4/1/16 to 9/1/34	1,720,697	1,749,207
6% 4/1/13 to 4/1/33	347,625	357,763
6.5% 5/1/17 to 1/1/33	741,296	769,423
6.5% 7/1/35 (e)	30,447	31,503
7.5% 5/1/24 to 2/1/28	33,635	36,034
TOTAL FANNIE MAE		6,612,132
Freddie Mac - 0.1%
4.106% 12/1/34 (h)	23,104	23,093
4.13% 12/1/34 (h)	22,704	22,689
4.232% 1/1/35 (h)	18,890	18,898
4.307% 5/1/35 (h)	24,402	24,475
4.37% 3/1/35 (h)	24,616	24,577
4.401% 2/1/35 (h)	24,602	24,564
4.444% 3/1/35 (h)	24,798	24,747
4.491% 3/1/35 (h)	24,587	24,632
4.498% 3/1/35 (h)	35,000	35,109
5.034% 4/1/35 (h)	24,594	24,971
6% 5/1/33	48,952	50,322
7.5% 8/1/28	6,930	7,439
TOTAL FREDDIE MAC		305,516
Government National Mortgage Association - 0.1%
6.5% 8/15/27	74,640	78,232
7% 7/15/28 to 7/15/32	98,404	104,297

	Principal Amount	Value (Note 1)
7.5% 1/15/26 to 8/15/28	$ 54,470	$ 58,448
8.5% 11/15/30	38,085	41,513
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		282,490
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,085,366)		7,200,138
Asset-Backed Securities - 0.3%

ACE Securities Corp. Series 2005-SD1 Class A1, 3.7144% 11/25/50 (h)	17,265	17,270
Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class M1, 3.7444% 4/25/34 (h)	5,000	5,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 4.4144% 1/25/32 (h)	3,234	3,250
Argent Securities, Inc. Series 2004-W5 Class M1, 3.9144% 4/25/34 (h)	15,000	15,018
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 4.02% 7/15/11 (h)	25,000	25,421
Series 2004-6 Class B, 4.15% 7/16/12	40,000	39,876
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 4.5144% 7/26/34 (h)	10,000	10,092
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 4.2185% 2/9/09 (h)	50,000	50,559
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.8144% 5/25/34 (h)	25,000	25,034
Series 2004-4:
Class A, 3.6844% 8/25/34 (h)	13,226	13,239
Class M1, 3.7944% 7/25/34 (h)	25,000	25,046
Class M2, 3.8444% 6/25/34 (h)	15,000	15,026
Series 2005-1:
Class MV1, 3.7144% 7/25/35 (h)	25,000	24,981
Class MV2, 3.7544% 7/25/35 (h)	25,000	24,936
Class MV3, 3.7944% 7/25/35 (h)	25,000	24,982
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (d)	32,000	32,159
Class C, 5.074% 6/15/35 (d)	29,000	29,138
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Discover Card Master Trust I Series 2003-4 Class B1, 3.55% 5/16/11 (h)	$ 30,000	$ 30,167
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.8644% 1/25/34 (h)	25,000	25,034
Class M2, 4.4644% 1/25/34 (h)	25,000	25,303
Series 2005-A:
Class M1, 3.7444% 1/25/35 (h)	25,000	24,960
Class M2, 3.7744% 1/25/35 (h)	25,000	24,972
Class M3, 3.8044% 1/25/35 (h)	25,000	25,009
Class M4, 3.9944% 1/25/35 (h)	25,000	25,080
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 3.8444% 6/25/34 (h)	25,000	25,062
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 4.3644% 11/25/32 (h)	10,000	10,073
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	50,000	13,480
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.8344% 1/25/35 (h)	25,000	24,958
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	55,000	54,822
TOTAL ASSET-BACKED SECURITIES (Cost $688,716)		689,947
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (h)	20,763	20,785
Series 2005-2 Class 6A2, 3.5944% 6/25/35 (h)	21,989	21,999
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (h)	55,054	55,030
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.5944% 1/25/35 (h)	36,023	36,023
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (h)	8,641	8,650
Series 2004-AR5 Class 11A2, 3.6844% 6/25/34 (h)	13,131	13,104

	Principal Amount	Value (Note 1)
Impac CMB Trust floater Series 2005-1:
Class M1, 3.7744% 4/25/35 (h)	$ 23,349	$ 23,325
Class M2, 3.8144% 4/25/35 (h)	23,349	23,332
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 3.38% 2/25/30 (h)	37,894	37,865
Series 2005-B Class A2, 3.75% 6/25/30 (h)	34,551	34,551
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (h)	25,000	25,000
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (h)	27,963	27,959
Series 2005-2 Class A2, 3.36% 3/20/35 (h)	35,145	35,145
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (h)	44,055	43,746
Series 2005-AR12 Class 2A6, 4.322% 7/25/35 (h)	50,000	49,792
Series 2005-AR4 Class 2A2, 4.5419% 4/25/35 (h)	43,435	43,332
Series 2005-AR9 Class 2A1, 4.3609% 5/25/35 (h)	23,841	23,838
TOTAL PRIVATE SPONSOR		523,476
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	100,000	106,265
Series 1999-57 Class PH, 6.5% 12/25/29	100,000	105,923
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD, 4.5% 4/25/17	75,000	75,242
TOTAL U.S. GOVERNMENT AGENCY		287,430
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $779,851)		810,906
Commercial Mortgage Securities - 0.3%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	34,512	35,021
Bayview Commercial Asset Trust floater Series 2004-3 Class A1, 3.6844% 1/25/35 (d)(h)	48,334	48,424
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
COMM:
floater:
Series 2002-FL7 Class D, 3.79% 11/15/14 (d)(h)	$ 10,000	$ 10,008
Series 2003-FL9 Class B, 3.72% 11/15/15 (d)(h)	9,988	10,015
Series 2004-LBN2 Class X2, 1.0847% 3/10/39 (d)(h)(i)	58,544	2,245
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	50,000	54,975
Series 2004-C1 Class A3, 4.321% 1/15/37	20,000	19,915
Series 1998-C1 Class D, 7.17% 5/17/40	15,000	16,865
Series 2004-C1 Class ASP, 0.9379% 1/15/37 (d)(h)(i)	280,280	10,470
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	120,000	129,333
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	44,189	48,616
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (d)	25,000	27,822
Series 1998-GLII Class E, 7.1906% 4/13/31 (h)	45,000	47,391
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)	100,000	93,810
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	20,000	19,803
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (d)(h)(i)	245,000	12,681
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (d)	140,000	147,753

	Principal Amount	Value (Note 1)
Class E2, 7.224% 11/15/07 (d)	$ 100,000	$ 106,207
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	30,000	30,199
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $840,757)		871,553
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	15,000	17,244
Korean Republic 4.875% 9/22/14	5,000	5,078
United Mexican States:
5.875% 1/15/14	10,000	10,435
6.75% 9/27/34	25,000	26,500
7.5% 4/8/33	100,000	115,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $149,848)		174,507
Fixed-Income Funds - 9.5%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	49,778	4,984,271
Fidelity High Income Central Investment Portfolio 1 (b)	227,807	22,138,249
TOTAL FIXED-INCOME FUNDS (Cost $26,461,442)		27,122,520
Money Market Funds - 12.6%

Fidelity Cash Central Fund, 3.21% (b) (Cost $36,000,682)	36,000,682	36,000,682
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $265,002,788)		283,931,850
NET OTHER ASSETS - 0.4%		1,174,281
NET ASSETS - 100%		$ 285,106,131
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 S&P 500 Index Contracts	Sept. 2005	$ 9,862,875	$ (87,615)

The face value of futures purchased as a percentage of net assets - 3.5%
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)

	March 2010	$ 75,000	$ (281)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2015	75,000	(765)
TOTAL CREDIT DEFAULT SWAP		150,000	(1,046)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	75,000	963
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	75,000	2,828
TOTAL INTEREST RATE SWAP		150,000	3,791

	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	$ 75,000	$ 0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	75,000	692
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	105,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	105,000	440
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	$ 545,000	$ 2,069
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	100,000	2,000
TOTAL TOTAL RETURN SWAP		150,000	5,201
		$ 1,005,000	$ 7,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $953,021 or 0.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $596,552.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA, AA, A	1.1%
BBB	1.2%
BB	2.9%
B	4.7%
CCC, CC, C	1.0%
Not Rated	0.5%
Equities	73.9%
Short-Term Investments and Net Other Assets	9.8%
Total	100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $68,821,848 of which $49,065,595, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $265,002,788) - See accompanying schedule		$ 283,931,850
Commitment to sell securities on a delayed delivery basis	(117,488)
Receivable for securities sold on a delayed delivery basis	117,600	112
Receivable for investments sold, regular delivery		1,633,979
Foreign currency held at value (cost $1,414,232)		1,460,293
Receivable for fund shares sold		11,222
Dividends receivable		228,302
Interest receivable		410,500
Swap agreements, at value		7,946
Prepaid expenses		680
Other receivables		18,476
Total assets		287,703,360

Liabilities
Payable for investments purchased Regular delivery	$ 1,467,423
Delayed delivery	742,540
Payable for fund shares redeemed	78,478
Accrued management fee	137,539
Distribution fees payable	1,640
Payable for daily variation on futures contracts	61,050
Other affiliated payables	25,841
Other payables and accrued expenses	82,718
Total liabilities		2,597,229

Net Assets		$ 285,106,131
Net Assets consist of:
Paid in capital		$ 329,962,515
Undistributed net investment income		2,945,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,695,949)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,893,602
Net Assets		$ 285,106,131
Initial Class: Net Asset Value, offering price and redemption price per share ($273,616,777 ÷ 22,220,499 shares)		$ 12.31

Service Class: Net Asset Value, offering price and redemption price per share ($5,822,440 ÷ 475,914 shares)		$ 12.23

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,666,914 ÷ 465,449 shares)		$ 12.18

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$ 1,870,416
Interest		1,886,381
Security lending		1,773
Total income		3,758,570

Expenses
Management fee	$ 850,308
Transfer agent fees	102,650
Distribution fees	10,145
Accounting and security lending fees	61,406
Independent trustees' compensation	687
Custodian fees and expenses	28,847
Registration fees	9
Audit	29,191
Legal	353
Miscellaneous	19,407
Total expenses before reductions	1,103,003
Expense reductions	(19,052)	1,083,951
Net investment income (loss)		2,674,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,383,292
Foreign currency transactions	22,513
Futures contracts	(72,995)
Swap agreements	25,460
Total net realized gain (loss)		4,358,270
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,521,244)
Assets and liabilities in foreign currencies	(23,848)
Futures contracts	(155,777)
Swap agreements	3,715
Delayed delivery commitments	112
Total change in net unrealized appreciation (depreciation)		(11,697,042)
Net gain (loss)		(7,338,772)
Net increase (decrease) in net assets resulting from operations		$ (4,664,153)

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,674,619	$ 7,101,232
Net realized gain (loss)	4,358,270	7,086,339
Change in net unrealized appreciation (depreciation)	(11,697,042)	3,930,593
Net increase (decrease) in net assets resulting from operations	(4,664,153)	18,118,164
Distributions to shareholders from net investment income	(7,156,575)	(7,897,225)
Share transactions - net increase (decrease)	(21,516,729)	(40,448,482)
Total increase (decrease) in net assets	(33,337,457)	(30,227,543)

Net Assets
Beginning of period	318,443,588	348,671,131
End of period (including undistributed net investment income of $2,945,963 and undistributed net investment income of $7,446,942, respectively)	$ 285,106,131	$ 318,443,588
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	216,448	75,552	95,954
Reinvested	553,123	11,794	9,613
Redeemed	(2,498,103)	(76,792)	(147,399)
Net increase (decrease)	(1,728,532)	10,554	(41,832)

Dollars Sold	$ 2,668,943	$ 935,333	$ 1,169,824
Reinvested	6,891,918	146,131	118,526
Redeemed	(30,709,160)	(934,439)	(1,803,805)
Net increase (decrease)	$ (21,148,299)	$ 147,025	$ (515,455)

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	1,551,941	19,730	208,638
Reinvested	611,000	11,814	12,205
Redeemed	(5,399,771)	(112,237)	(262,595)
Net increase (decrease)	(3,236,830)	(80,693)	(41,752)

Dollars Sold	$ 19,043,356	$ 237,067	$ 2,533,515
Reinvested	7,600,835	146,142	150,249
Redeemed	(65,636,699)	(1,359,267)	(3,163,680)
Net increase (decrease)	$ (38,992,508)	$ (976,058)	$ (479,916)

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,891,918	$ 146,131	$ 118,526

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,600,835	$ 146,142	$ 150,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41	$ 18.38
Income from Investment Operations
Net investment income (loss) E	.11	.26 F	.26	.32	.32	.42
Net realized and unrealized gain (loss)	(.28)	.47	2.06	(2.23)	(1.31)	(2.52)
Total from investment operations	(.17)	.73	2.32	(1.91)	(.99)	(2.10)
Distributions from net investment income	(.30)	(.28)	(.32)	(.32)	(.39)	(.37)
Distributions from net realized gain	-	-	-	-	(.47)	(1.50)
Total distributions	(.30)	(.28)	(.32)	(.32)	(.86)	(1.87)
Net asset value, end of period	$ 12.31	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41
Total Return B, C, D	(1.40)%	5.98%	23.34%	(15.53)%	(7.39)%	(12.47)%
Ratios to Average Net Assets G
Expenses before expense reductions	.74% A	.75%	.73%	.73%	.73%	.69%
Expenses net of voluntary waivers, if any	.74% A	.75%	.73%	.73%	.73%	.69%
Expenses net of all reductions	.72% A	.74%	.72%	.69%	.72%	.68%
Net investment income (loss)	1.81% A	2.15%	2.33%	2.88%	2.55%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 273,617	$ 306,137	$ 335,285	$ 284,298	$ 399,273	$ 482,165
Portfolio turnover rate	32% A	57%	65%	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.25	$ 10.27	$ 12.47	$ 14.32	$ 18.28
Income from Investment Operations
Net investment income (loss) E	.10	.25 F	.24	.30	.31	.40
Net realized and unrealized gain (loss)	(.28)	.46	2.05	(2.20)	(1.32)	(2.50)
Total from investment operations	(.18)	.71	2.29	(1.90)	(1.01)	(2.10)
Distributions from net investment income	(.28)	(.27)	(.31)	(.30)	(.37)	(.36)
Distributions from net realized gain	-	-	-	-	(.47)	(1.50)
Total distributions	(.28)	(.27)	(.31)	(.30)	(.84)	(1.86)
Net asset value, end of period	$ 12.23	$ 12.69	$ 12.25	$ 10.27	$ 12.47	$ 14.32
Total Return B, C, D	(1.45)%	5.85%	23.15%	(15.54)%	(7.57)%	(12.54)%
Ratios to Average Net Assets G
Expenses before expense reductions	.84% A	.88%	.85%	.84%	.83%	.80%
Expenses net of voluntary waivers, if any	.84% A	.88%	.85%	.84%	.83%	.80%
Expenses net of all reductions	.82% A	.87%	.84%	.80%	.82%	.79%
Net investment income (loss)	1.71% A	2.02%	2.21%	2.77%	2.44%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,822	$ 5,907	$ 6,692	$ 6,105	$ 9,542	$ 12,449
Portfolio turnover rate	32% A	57%	65%	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 12.19	$ 10.21	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.09	.22 F	.22	.28	.28	.34
Net realized and unrealized gain (loss)	(.27)	.46	2.05	(2.21)	(1.30)	(1.96)
Total from investment operations	(.18)	.68	2.27	(1.93)	(1.02)	(1.62)
Distributions from net investment income	(.25)	(.26)	(.29)	(.29)	(.38)	(.36)
Distributions from net realized gain	-	-	-	-	(.47)	(1.50)
Total distributions	(.25)	(.26)	(.29)	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 12.18	$ 12.61	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Total Return B, C, D	(1.45)%	5.63%	23.03%	(15.83)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.03% A	1.06%	1.05%	1.03%	1.00%	.97%A
Expenses net of voluntary waivers, if any	1.03% A	1.06%	1.05%	1.03%	1.00%	.97%A
Expenses net of all reductions	1.02% A	1.05%	1.04%	.99%	.99%	.95%A
Net investment income (loss)	1.51% A	1.84%	2.01%	2.58%	2.28%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,667	$ 6,399	$ 6,694	$ 4,044	$ 5,213	$ 3,091
Portfolio turnover rate	32% A	57%	65%	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation- indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Asset Manager: Growth Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 31,422,815
Unrealized depreciation	(14,293,778)
Net unrealized appreciation (depreciation)	$ 17,129,037
Cost for federal income tax purposes	$ 266,802,813

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan particpations involve a risk of insolvency of the lending bank or other financial intermediary. A fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements".

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $35,052,657 and $56,580,025, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Asset Manager: Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 3,073
Service Class 2	7,072
$ 10,145

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 97,302
Service Class	2,088
Service Class 2	3,260
$ 102,650

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), or Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. Floating Rate Central Investment Portfolio seeks a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,399,510 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $18,999 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $53.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or it's affiliates were the owners of record of 69% of the total outstanding shares of the fund.

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are direct or indirect investments of Fidelity Variable Insurance Products: Asset Manager Growth.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value
Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	3,940,000	3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652

	Principal Amount	Value
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	$ 1,950,000	$ 1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan
5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Tranche C, term loan 5.0625% 6/30/10 (b)	2,985,000	3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
Floating Rate Loans (c) - continued
	Principal Amount	Value
Electric Utilities - continued
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	$ 1,706,250	$ 1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	4,920,000	4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875

	Principal Amount	Value
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	$ 785,433	$ 796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	5,040,000	5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Floating Rate Loans (c) - continued
	Principal Amount	Value
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	$ 5,151,815	$ 5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	520,000	528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801

	Principal Amount	Value
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	$ 2,788,360	$ 2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	4,061,111	4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	$ 7,100,000	$ 7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	1,990,000	2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000

	Principal Amount	Value
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	$ 2,840,000	$ 2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

Semiannual Report

Fidelity High Income Central Investment Portfolio 1

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.6%
	Principal Amount	Value
Aerospace - 1.5%
L-3 Communications Corp.:
5.875% 1/15/15	$ 1,585,000	$ 1,541,413
7.625% 6/15/12	3,045,000	3,242,925
Orbimage Holdings, Inc. 13.19% 7/1/12 (c)(d)	1,630,000	1,707,425
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,872,300
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,921,750
		15,285,813
Air Transportation - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	810,113
7.324% 4/15/11	935,000	822,800
7.377% 5/23/19	2,566,452	1,796,517
7.379% 5/23/16	1,553,711	1,087,598
7.8% 4/1/08	3,140,000	2,975,150
AMR Corp. 10.2% 3/15/20	10,000	7,200
Northwest Airlines, Inc. pass thru trust certificates 8.07% 1/2/15	543,430	255,412
		7,754,790
Automotive - 1.7%
Accuride Corp. 8.5% 2/1/15	3,790,000	3,685,775
Delco Remy International, Inc. 9.375% 4/15/12	3,585,000	2,921,775
Ford Motor Credit Co. 6.625% 6/16/08	3,960,000	3,910,500
Navistar International Corp.:
6.25% 3/1/12 (c)	2,460,000	2,367,750
7.5% 6/15/11	1,225,000	1,249,500
9.375% 6/1/06	1,295,000	1,340,325
Tenneco Automotive, Inc. 8.625% 11/15/14	2,405,000	2,417,025
		17,892,650
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,745,100
Broadcasting - 0.5%
Emmis Communications Corp. 9.3144% 6/15/12 (c)(d)	1,890,000	1,918,350
Gray Television, Inc. 9.25% 12/15/11	3,505,000	3,802,925
		5,721,275
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,214,800
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,847,000
7.875% 12/15/12 (c)	2,370,000	2,192,250
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,639,250
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)(c)	3,720,000	1,785,600

	Principal Amount	Value
Texas Industries, Inc.:
7.25% 7/15/13 (c)	$ 590,000	$ 604,750
10.25% 6/15/11	4,650,000	5,376,563
		22,214,213
Cable TV - 3.9%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	4,810,000	4,822,025
CSC Holdings, Inc. 8.125% 7/15/09	1,070,000	1,083,375
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,493,000	1,653,498
EchoStar DBS Corp. 5.75% 10/1/08	16,585,000	16,502,075
GCI, Inc. 7.25% 2/15/14	5,225,000	5,016,000
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	887,213
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,175,000	3,369,628
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,446,375
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,891,513
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,329,000
		41,000,702
Capital Goods - 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,768,200
Case New Holland, Inc. 6% 6/1/09	2,030,000	1,948,800
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,699,413
Invensys PLC 9.875% 3/15/11 (c)	11,555,000	11,208,350
Leucadia National Corp. 7% 8/15/13	3,530,000	3,530,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (c)	2,735,000	2,365,775
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,901,600
Terex Corp.:
9.25% 7/15/11	1,630,000	1,764,475
10.375% 4/1/11	500,000	543,750
		33,730,363
Chemicals - 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC 9.0988% 7/15/10 (c)(d)	630,000	630,000
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,525,000	3,454,500
Crompton Corp. 9.875% 8/1/12	875,000	1,006,250
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,665,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,399,250
10.125% 9/1/08	2,515,000	2,731,919
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Huntsman LLC:
10.6406% 7/15/11 (d)	$ 5,660,000	$ 6,013,750
11.5% 7/15/12	220,000	257,400
11.625% 10/15/10	195,000	228,150
IMC Global, Inc. 10.875% 6/1/08	1,620,000	1,826,550
Methanex Corp. yankee 7.75% 8/15/05	1,955,000	1,964,775
Millennium America, Inc. 9.25% 6/15/08	7,370,000	8,005,663
Nalco Co. 7.75% 11/15/11	3,760,000	3,980,900
NOVA Chemicals Corp. 7.4% 4/1/09	2,370,000	2,441,100
Rhodia SA 10.25% 6/1/10	725,000	777,563
		39,729,970
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12	3,910,000	3,949,100
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,202,338
Jostens IH Corp. 7.625% 10/1/12	530,000	522,050
Revlon Consumer Products Corp. 9.5% 4/1/11	3,150,000	2,992,500
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,783,875
		11,449,863
Containers - 2.7%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,152,900
BWAY Corp. 10% 10/15/10	3,370,000	3,504,800
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,419,925
10.875% 3/1/13	6,380,000	7,512,450
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,246,750
8.75% 11/15/12	1,415,000	1,560,038
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,264,000
7.5% 5/15/10	3,400,000	3,578,500
		28,239,363
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,055,000	1,147,313
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,572,653
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	1,999,550
		4,719,516
Diversified Media - 0.9%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	997,500
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,546,775
Liberty Media Corp. 8.25% 2/1/30	1,980,000	1,969,696
		9,029,221

	Principal Amount	Value
Electric Utilities - 5.6%
AES Corp.:
8.75% 6/15/08	$ 1,235,000	$ 1,324,538
8.875% 2/15/11	2,334,000	2,596,575
9.375% 9/15/10	1,509,000	1,703,284
9.5% 6/1/09	7,037,000	7,819,866
AES Gener SA 7.5% 3/25/14	3,415,000	3,474,763
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	602,100
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,869,250
7.5% 1/15/09	2,140,000	2,241,650
8.9% 7/15/08	4,140,000	4,491,900
9.875% 10/15/07	4,495,000	4,899,550
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,192,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	888,300
Nevada Power Co. 10.875% 10/15/09	740,000	824,175
NRG Energy, Inc. 8% 12/15/13 (c)	5,462,000	5,735,100
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,268,963
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,696,175
TECO Energy, Inc.:
0% 5/1/10 (c)(d)	2,490,000	2,527,350
7.2% 5/1/11	2,485,000	2,690,013
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,130,000	2,172,600
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,939,750
		58,958,152
Energy - 7.2%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	561,600
7.75% 1/15/15	2,205,000	2,375,888
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,230,000
El Paso Energy Corp. 6.95% 12/15/07	1,630,000	1,640,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	80,250
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,702,500
8.625% 12/15/10	2,990,000	3,139,500
Hanover Equipment Trust 8.75% 9/1/11	535,000	565,763
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (c)	5,205,000	5,803,575
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (c)	1,238,000	1,231,810
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,835,150
Ocean Rig Norway AS 8.375% 7/1/13 (c)	970,000	984,550
Parker Drilling Co.:
8.08% 9/1/10 (d)	5,195,000	5,402,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Parker Drilling Co.: - continued
9.625% 10/1/13	$ 1,225,000	$ 1,381,188
9.625% 10/1/13 (c)	1,635,000	1,843,463
Pride International, Inc. 7.375% 7/15/14	795,000	872,513
Range Resources Corp.:
(Reg. S) 6.375% 3/15/15	2,800,000	2,786,000
7.375% 7/15/13	5,235,000	5,522,925
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,334,163
7.625% 7/15/11	3,820,000	3,848,650
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,272,463
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,824,075
6.5% 5/15/06	980,000	987,350
6.5% 6/1/08	1,720,000	1,702,800
6.7% 2/15/27	1,835,000	1,848,763
7.5% 8/15/06	1,610,000	1,646,225
7.625% 9/1/08	1,025,000	1,045,500
7.75% 6/15/10	5,960,000	6,086,650
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (c)	995,000	1,031,069
		75,587,371
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,566,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,697,450
		7,264,050
Food and Drug Retail - 1.0%
Rite Aid Corp.:
6.875% 8/15/13	415,000	356,900
8.125% 5/1/10	950,000	976,125
9.5% 2/15/11	1,360,000	1,450,100
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (d)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,336,800
		10,109,625
Food/Beverage/Tobacco - 1.7%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,053,250
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,955,150
7.3% 7/15/15 (c)	980,000	977,550
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,323,500
7.625% 2/15/08	1,605,000	1,673,213
7.75% 5/15/13	75,000	81,375
8% 10/15/09	605,000	653,400

	Principal Amount	Value
UAP Holding Corp. 0% 7/15/12 (b)	$ 2,700,000	$ 2,214,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,350,975
		18,282,413
Gaming - 4.9%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,480,885
9.375% 2/15/10	1,095,000	1,218,188
10.25% 8/1/07	2,485,000	2,730,518
MGM MIRAGE:
6% 10/1/09	9,315,000	9,396,972
6.75% 9/1/12	245,000	252,350
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (c)	1,390,000	1,403,900
6.375% 7/15/09	7,835,000	7,972,113
7.125% 8/15/14	1,480,000	1,531,800
8% 4/1/12	785,000	840,971
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Pinnacle Entertainment, Inc. 8.25% 3/15/12	1,355,000	1,405,813
Scientific Games Corp. 6.25% 12/15/12 (c)	2,660,000	2,673,300
Seneca Gaming Corp.:
(Reg'd.) 7.25% 5/1/12 (c)	3,210,000	3,318,338
7.25% 5/1/12	3,945,000	4,078,144
Station Casinos, Inc. 6% 4/1/12	570,000	578,550
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	875,000
9% 1/15/12 (c)	2,920,000	3,044,100
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,185,100
		51,813,542
Healthcare - 5.5%
AmerisourceBergen Corp. 7.25% 11/15/12	3,000,000	3,300,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (c)	1,870,000	1,991,550
CDRV Investors, Inc. 0% 1/1/15 (b)(c)	9,585,000	4,744,575
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,247,150
DaVita, Inc. 6.625% 3/15/13 (c)	3,390,000	3,500,175
HCA, Inc. 5.5% 12/1/09	7,480,000	7,490,023
HealthSouth Corp.:
7.375% 10/1/06	3,295,000	3,336,188
7.625% 6/1/12	1,285,000	1,246,450
8.5% 2/1/08	925,000	934,250
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,762,900
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,263,688
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	2,760,000	2,760,000
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,017,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Service Corp. International (SCI):
7.7% 4/15/09	$ 1,525,000	$ 1,624,125
7.7% 4/15/09	530,000	567,100
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)	1,640,000	1,701,500
		57,428,749
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	2,175,000	2,142,375
8.125% 6/1/12	5,170,000	5,338,025
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	774,200
8.875% 4/1/12	2,155,000	2,327,400
KB Home 7.75% 2/1/10	6,620,000	6,917,900
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
6.5% 10/1/08	780,000	780,000
6.875% 5/15/11	990,000	999,900
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	696,150
7.5% 1/15/15	2,145,000	1,898,325
9% 7/1/10	125,000	126,875
10.375% 7/1/12	100,000	102,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,738,100
7.875% 10/1/13	4,665,000	4,665,000
		31,040,650
Hotels - 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,875,025
Host Marriott LP 7.125% 11/1/13	1,465,000	1,527,263
		5,402,288
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,792,075
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,140,000	1,185,600
Six Flags, Inc.:
9.625% 6/1/14	1,980,000	1,843,875
9.75% 4/15/13	995,000	936,544
Speedway Motorsports, Inc. 6.75% 6/1/13	1,860,000	1,915,800
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,690,000	1,546,750
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,417,950
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,260,000	2,593,350
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (d)	4,260,000	4,419,750
		15,859,619

	Principal Amount	Value
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14	$ 625,000	$ 625,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	927,500
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	2,210,000	2,165,800
10.125% 2/1/10	400,000	446,000
Massey Energy Co. 6.625% 11/15/10	1,425,000	1,446,375
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,157,100
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,172,188
		19,601,088
Paper - 1.1%
Georgia-Pacific Corp.:
7.375% 7/15/08	2,045,000	2,181,402
8% 1/15/14	3,610,000	3,975,513
8.125% 5/15/11	750,000	845,625
8.875% 2/1/10	2,050,000	2,316,500
Norske Skog Canada Ltd. 8.625% 6/15/11	2,290,000	2,358,700
		11,677,740
Publishing/Printing - 1.8%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	1,050,000	1,155,000
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,113,013
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,711,850
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,282,100
		18,641,563
Railroad - 0.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,433,125
9.5% 10/1/08	220,000	239,800
TFM SA de CV yankee 10.25% 6/15/07	1,310,000	1,395,150
		6,068,075
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,350,000	2,379,375
Domino's, Inc. 8.25% 7/1/11	985,000	1,053,950
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,638,400
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,346,500
		10,418,225
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	404,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	4,983,525
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (c)	$ 1,990,000	$ 2,029,800
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	3,420,000	1,624,500
9.875% 3/15/15 (c)	630,000	609,525
		11,436,350
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	10,784,900
OMI Corp. 7.625% 12/1/13	7,645,000	7,606,775
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,973
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,289,200
		47,768,848
Steels - 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,579,250
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,453,075
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	4,980,000	5,390,850
Ryerson Tull, Inc. 8.25% 12/15/11	2,585,000	2,248,950
		14,672,125
Super Retail - 2.2%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,559,400
Buhrmann US, Inc. 7.875% 3/1/15 (c)	1,520,000	1,478,200
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,909,050
7.6% 4/1/07	990,000	1,041,975
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,186,925
Saks, Inc.:
7% 12/1/13	590,000	584,100
9.875% 10/1/11	3,285,000	3,588,863
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,605,500
		22,954,013
Technology - 5.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,660,700
Amkor Technology, Inc.:
7.125% 3/15/11	990,000	856,350
7.75% 5/15/13	985,000	849,563
9.25% 2/15/08	980,000	943,250
Celestica, Inc.:
7.625% 7/1/13	2,110,000	2,123,188
7.875% 7/1/11	6,675,000	6,841,875
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,657,625
Lucent Technologies, Inc. 5.5% 11/15/08	4,320,000	4,255,200

	Principal Amount	Value
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (c)(d)	$ 2,345,000	$ 2,321,550
Micron Technology, Inc. 6.5% 9/30/05 (e)	6,190,471	6,159,518
New ASAT Finance Ltd. 9.25% 2/1/11	1,590,000	1,311,750
Nortel Networks Corp. 6.125% 2/15/06	3,180,000	3,195,900
Sanmina-SCI Corp.:
6.75% 3/1/13 (c)	2,910,000	2,779,050
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,775,000	5,962,688
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,886,600
7.125% 6/15/10	5,235,000	5,568,731
9.75% 1/15/09	1,535,000	1,742,225
		60,280,263
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,073,075
American Towers, Inc. 7.25% 12/1/11	785,000	826,213
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	845,000	954,850
Empresa Brasileira de Telecomm SA 11% 12/15/08	2,091,000	2,383,740
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,258,025
6.5% 11/1/13	5,005,000	4,054,050
7.625% 4/15/12	2,185,000	1,911,875
7.805% 1/15/12 (c)(d)	6,345,000	6,487,763
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,658,794
Millicom International Cellular SA 10% 12/1/13	4,285,000	4,263,575
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,903,500
New Skies Satellites BV 8.5388% 11/1/11 (c)(d)	4,145,000	4,238,263
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,995,200
6.875% 10/31/13	7,380,000	7,859,700
PanAmSat Corp. 9% 8/15/14	2,080,000	2,262,000
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,263,200
7.9% 8/15/10	4,495,000	4,444,431
Qwest Corp.:
6.6706% 6/15/13 (c)(d)	6,760,000	6,920,550
7.875% 9/1/11	1,405,000	1,457,688
8.875% 3/15/12	80,000	87,000
Qwest Services Corp.:
13.5% 12/15/10	1,570,000	1,805,500
14% 12/15/14	3,315,000	3,978,000
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,954,425
8% 12/15/12	4,020,000	4,311,450
9.625% 5/1/11	3,350,000	3,936,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
SBA Communications Corp. 8.5% 12/1/12	$ 4,420,000	$ 4,773,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,352,855
U.S. West Communications 7.5% 6/15/23	1,440,000	1,321,200
		96,736,772
Textiles & Apparel - 0.7%
Levi Strauss & Co.:
7.73% 4/1/12 (d)	2,225,000	2,102,625
9.75% 1/15/15	1,490,000	1,471,375
12.25% 12/15/12	1,065,000	1,160,850
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,145,975
		6,880,825
TOTAL NONCONVERTIBLE BONDS (Cost $890,340,237)		908,187,260
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8411% 8/1/24 (c)(d) (Cost $981,783)	1,264,590	1,081,225
Common Stocks - 1.8%
	Shares
Aerospace - 0.1%
L-3 Communications Holdings, Inc.	15,800	1,209,964
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.1%
EchoStar Communications Corp. Class A	4,500	135,675
Ono Finance PLC rights 5/31/09 (a)(c)	2,050	1,025
The DIRECTV Group, Inc. (a)	63,000	976,500
		1,113,200
Electric Utilities - 0.1%
AES Corp. (a)	22,100	361,998
CMS Energy Corp. (a)	22,300	335,838
		697,836
Energy - 0.1%
Chesapeake Energy Corp.	22,100	503,880
Gaming - 0.3%
MGM MIRAGE (a)	28,300	1,120,114
Scientific Games Corp. Class A (a)	93,800	2,526,034
		3,646,148
Healthcare - 0.0%
Fountain View, Inc. (e)	1,364	22,861

	Shares	Value
Homebuilding/Real Estate - 0.0%
American Real Estate Partners LP (a)	400	$ 11,620
Paper - 0.2%
Georgia-Pacific Corp.	59,800	1,901,640
Services - 0.2%
Iron Mountain, Inc. (a)	63,900	1,982,178
Shipping - 0.3%
OMI Corp.	60,900	1,157,709
Teekay Shipping Corp.	44,100	1,935,990
		3,093,699
Technology - 0.1%
Xerox Corp. (a)	94,500	1,303,155
Telecommunications - 0.2%
American Tower Corp. Class A (a)	31,900	670,538
New Skies Satellites Holdings Ltd.	2,600	51,610
Nextel Communications, Inc. Class A (a)	15,700	507,267
Qwest Communications International, Inc. (a)	318,500	1,181,635
		2,411,050
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (e)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $23,455,425)		19,392,237
Floating Rate Loans - 10.4%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (d)	$ 5,340,000	5,333,325
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	5,460,000	5,473,650
Electric Utilities - 1.4%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (d)	2,913,496	2,935,347
term loan 6.46% 6/24/12 (d)	2,356,504	2,374,178
Tranche 2, term loan 8.88% 6/24/13 (d)	2,190,000	2,184,525
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (d)	288,859	293,192
		14,244,106
Energy - 3.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (d)	172,000	163,400
Tranche 2, term loan 10.3125% 7/8/13 (d)	2,870,000	2,920,225
Tranche B1, term loan 6.063% 7/8/12 (d)	258,000	261,225
Floating Rate Loans - continued
	Principal Amount	Value
Energy - continued
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (d)	$ 5,120,700	$ 5,139,903
term loan 6.125% 11/22/09 (d)	3,827,907	3,861,401
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (d)	12,230,000	12,428,738
Tranche X, term loan 5.55% 5/24/07 (d)	8,910,000	8,965,688
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (d)	2,625,000	2,625,000
		36,365,580
Environmental - 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)	5,001,818	5,020,575
Tranche 2, term loan 8.86% 4/13/10 (d)	3,770,000	3,741,725
		8,762,300
Healthcare - 0.9%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (d)	5,870,000	5,943,375
HealthSouth Corp. term loan 8.22% 6/15/10 (d)	2,190,000	2,225,588
Vicar Operating, Inc. term loan 4.875% 5/16/11 (d)	1,526,175	1,530,000
		9,698,963
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 5.37% 11/12/07 (d)	5,881,461	5,918,220
Tranche B, term loan 5.58% 11/12/08 (d)	6,071,101	6,124,223
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (d)	2,150,000	2,150,000
Tranche B, term loan:
6.3396% 2/3/08 (d)	4,311,868	4,328,038
8.46% 2/3/08 (d)	2,200,000	2,200,000
		20,720,481
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.96% 3/9/11 (d)	3,685,762	3,662,726
Tranche B, term loan 4.96% 3/9/13 (d)	1,531,350	1,525,607
Infor Global Solutions AG Tranche 2, term loan 10.712% 4/18/12 (d)	1,700,000	1,695,750
		6,884,083
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	1,700,000	1,683,000
TOTAL FLOATING RATE LOANS (Cost $108,538,920)		109,165,488
Cash Equivalents - 1.3%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $13,259,000)	$ 13,260,261	$ 13,259,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,036,575,365)		1,051,085,210
NET OTHER ASSETS - (0.2)%		(2,196,375)
NET ASSETS - 100%		$ 1,048,888,835
Legend
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,362,272 or 14.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,677,385 or 0.7% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	5,344,263
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,031,896,871. Net unrealized appreciation aggregated $19,188,339, of which $37,674,485 related to appreciated investment securities and $18,486,146 related to depreciated investment securities.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0805
1.705700.107

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,036.00	$ 3.33
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class
Actual	$ 1,000.00	$ 1,035.50	$ 3.84
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81
Service Class 2
Actual	$ 1,000.00	$ 1,034.60	$ 4.59
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56
Service Class 2R
Actual	$ 1,000.00	$ 1,034.90	$ 4.59
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.91%
Service Class 2R	.91%

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
EnCana Corp.	2.9	2.2
Genentech, Inc.	2.8	1.4
Berkshire Hathaway, Inc. Class A	2.4	2.6
Google, Inc. Class A (sub. vtg.)	2.0	0.6
3M Co.	1.9	2.4
Avon Products, Inc.	1.8	2.3
Yahoo!, Inc.	1.8	1.9
Exxon Mobil Corp.	1.4	0.8
Marvell Technology Group Ltd.	1.4	1.2
Aetna, Inc.	1.2	0.9
	19.6
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	14.3	11.3
Financials	14.2	12.6
Information Technology	14.0	15.0
Energy	13.8	9.0
Consumer Discretionary	9.8	11.1
Asset Allocation (% of fund's net assets)
As of June 30, 2005*		As of December 31, 2004**
	Stocks 92.1%		Stocks 90.0%
	Bonds 1.9%		Bonds 1.6%
	Short-Term Investments and Net Other Assets 6.0%		Short-Term Investments and Net Other Assets 8.4%
* Foreign investments	24.2%	**Foreign investments	25.1%

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Bridgestone Corp. (d)	411,000	$ 7,912,041
Automobiles - 0.5%
Honda Motor Co. Ltd.	135,000	6,644,700
Toyota Motor Corp.	1,633,900	58,403,755
		65,048,455
Distributors - 0.0%
Li & Fung Ltd.	2,790,000	5,798,289
Diversified Consumer Services - 0.3%
Educate, Inc.	358,892	5,078,322
Education Management Corp. (a)	202,800	6,840,444
Laureate Education, Inc. (a)	565,791	27,078,757
Regis Corp.	92,600	3,618,808
Weight Watchers International, Inc. (a)	113,200	5,842,252
		48,458,583
Hotels, Restaurants & Leisure - 3.2%
Ambassadors Group, Inc.	500,000	18,595,000
Aristocrat Leisure Ltd.	2,396,247	21,171,178
Boyd Gaming Corp.	533,000	27,252,290
Choice Hotels International, Inc.	19,700	1,294,290
Domino's Pizza, Inc.	454,400	10,114,944
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	175,500	11,591,136
Gaming VC Holdings SA	181,500	1,827,588
Gaylord Entertainment Co. (a)	52,827	2,455,927
Hilton Group PLC	1,795,398	9,208,132
Kerzner International Ltd. (a)	172,700	9,835,265
Las Vegas Sands Corp. (d)	412,900	14,761,175
Life Time Fitness, Inc.	196,682	6,453,136
Marriott International, Inc. Class A	40,100	2,735,622
MGM MIRAGE (a)	429,500	16,999,610
P.F. Chang's China Bistro, Inc. (a)	295,700	17,440,386
Panera Bread Co. Class A (a)	847,236	52,600,647
Penn National Gaming, Inc. (a)	352,962	12,883,113
Red Robin Gourmet Burgers, Inc. (a)	381,386	23,638,304
Scientific Games Corp. Class A (a)	101,647	2,737,354
Shuffle Master, Inc. (a)(d)	568,454	15,933,766
Starbucks Corp. (a)	623,900	32,230,674
Station Casinos, Inc.	1,028,700	68,305,680
Texas Roadhouse, Inc. Class A	138,700	4,819,825
The Cheesecake Factory, Inc. (a)	245,436	8,523,992
Wendy's International, Inc.	39,900	1,901,235
William Hill PLC	1,906,742	18,430,991
Wynn Resorts Ltd. (a)(d)	513,846	24,289,500
		438,030,760
Household Durables - 1.0%
D.R. Horton, Inc.	425,637	16,008,208
Fortune Brands, Inc.	338,200	30,032,160
Harman International Industries, Inc.	25,400	2,066,544
Hovnanian Enterprises, Inc. Class A (a)	84,700	5,522,440
Jarden Corp. (a)	43,700	2,356,304
KB Home	414,000	31,559,220

	Shares	Value (Note 1)
Tempur-Pedic International, Inc. (a)	1,099,300	$ 24,382,474
Toll Brothers, Inc. (a)	324,400	32,942,820
		144,870,170
Internet & Catalog Retail - 0.1%
Blue Nile, Inc.	129,400	4,230,086
eBay, Inc. (a)	195,360	6,448,834
IAC/InterActiveCorp (a)	175,000	4,208,750
		14,887,670
Media - 1.3%
Citadel Broadcasting Corp. (a)	100,500	1,150,725
Getty Images, Inc. (a)	236,300	17,547,638
Harte-Hanks, Inc.	111,000	3,300,030
McGraw-Hill Companies, Inc.	236,200	10,451,850
News Corp. Class A	641,784	10,384,065
NTL, Inc. (a)	103,500	7,081,470
Pixar (a)	929,906	46,541,795
Rogers Communications, Inc. Class B (non-vtg.)	413,900	13,580,460
SBS Broadcasting SA (a)	312,200	14,713,986
Sirius Satellite Radio, Inc. (a)(d)	2,951,800	19,127,664
Washington Post Co. Class B	9,627	8,038,834
XM Satellite Radio Holdings, Inc. Class A (a)	717,222	24,141,693
		176,060,210
Multiline Retail - 0.6%
Dollar General Corp.	110,500	2,249,780
Marks & Spencer Group PLC	566,000	3,655,838
Nordstrom, Inc.	267,200	18,161,584
Sears Holdings Corp. (a)	86,100	12,903,807
Target Corp.	858,500	46,710,985
		83,681,994
Specialty Retail - 1.9%
AC Moore Arts & Crafts, Inc. (a)	110,030	3,478,048
American Eagle Outfitters, Inc.	233,000	7,141,450
bebe Stores, Inc.	308,500	8,165,995
Bed Bath & Beyond, Inc. (a)	520,577	21,749,707
Best Buy Co., Inc.	115,900	7,944,945
Build-A-Bear Workshop, Inc. (d)	120,900	2,835,105
Chico's FAS, Inc. (a)	1,663,100	57,011,068
DSW, Inc. Class A	15,700	391,715
Guitar Center, Inc. (a)	21,900	1,278,303
Halfords Group PLC	943,366	4,986,175
Hennes & Mauritz AB (H&M) (B Shares)	379,275	13,362,110
Inditex SA	146,100	3,762,366
Office Depot, Inc. (a)	251,000	5,732,840
Signet Group PLC	2,348,926	4,576,821
Staples, Inc.	1,706,800	36,388,976
The Children's Place Retail Stores, Inc. (a)	80,800	3,770,936
TJX Companies, Inc.	933,400	22,728,290
Urban Outfitters, Inc. (a)	935,830	53,052,203
Zumiez, Inc.	6,000	174,900
		258,531,953
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC	1,753,511	$ 12,692,733
Carter's, Inc. (a)	108,600	6,340,068
Coach, Inc. (a)	2,498,048	83,859,471
Delta Woodside Industries, Inc. (a)	22,175	14,414
Hartmarx Corp. (a)	130,200	1,311,114
Phillips-Van Heusen Corp.	81,800	2,674,042
Polo Ralph Lauren Corp. Class A	75,400	3,250,494
Volcom, Inc.	13,900	372,103
		110,514,439
TOTAL CONSUMER DISCRETIONARY		1,353,794,564
CONSUMER STAPLES - 6.1%
Beverages - 0.4%
Diageo PLC sponsored ADR	224,800	13,330,640
PepsiCo, Inc.	679,010	36,619,009
		49,949,649
Food & Staples Retailing - 1.6%
Sysco Corp.	1,558,800	56,412,972
Tesco PLC	3,397,590	19,403,785
United Natural Foods, Inc. (a)	343,252	10,424,563
Wal-Mart de Mexico SA de CV Series V	1,371,198	5,573,317
Walgreen Co.	1,259,990	57,946,940
Whole Foods Market, Inc.	580,907	68,721,298
		218,482,875
Food Products - 0.8%
Hershey Co.	519,300	32,248,530
Kellogg Co.	536,100	23,824,284
Nestle SA (Reg.)	53,262	13,630,817
TreeHouse Foods, Inc. (a)	165,300	4,712,703
Wm. Wrigley Jr. Co.	494,300	34,027,612
		108,443,946
Household Products - 0.5%
Colgate-Palmolive Co.	753,600	37,612,176
Procter & Gamble Co.	576,500	30,410,375
		68,022,551
Personal Products - 2.8%
Avon Products, Inc.	6,699,956	253,593,335
Gillette Co.	2,788,100	141,161,503
Herbalife Ltd.	65,400	1,413,294
		396,168,132
TOTAL CONSUMER STAPLES		841,067,153
ENERGY - 13.8%
Energy Equipment & Services - 1.1%
Halliburton Co.	627,600	30,011,832
Schlumberger Ltd. (NY Shares)	1,116,400	84,779,416

	Shares	Value (Note 1)
Smith International, Inc.	456,575	$ 29,083,828
Tenaris SA sponsored ADR	37,000	2,895,990
		146,771,066
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	22,800	1,873,020
Apache Corp.	761,380	49,185,148
Arch Coal, Inc.	135,000	7,353,450
BG Group PLC sponsored ADR	87,500	3,640,000
Bill Barrett Corp.	271,300	8,025,054
Blackrock Ventures, Inc. (a)	2,270,000	18,268,201
BP PLC sponsored ADR	2,300,932	143,532,138
Burlington Resources, Inc.	980,180	54,145,143
Cairn Energy PLC (a)	112,091	2,707,235
China Petroleum & Chemical Corp. sponsored ADR	574,940	22,434,159
CONSOL Energy, Inc.	576,500	30,888,870
Devon Energy Corp.	563,400	28,553,112
EnCana Corp.	10,266,684	404,985,992
Encore Acquisition Co. (a)	368,828	15,121,948
Energy Partners Ltd. (a)	42,700	1,119,167
ENI Spa sponsored ADR	122,800	15,742,960
EOG Resources, Inc.	1,109,200	63,002,560
Exxon Mobil Corp.	3,427,100	196,955,437
Forest Oil Corp. (a)	55,400	2,326,800
Imperial Oil Ltd.	231,800	19,301,531
Mariner Energy, Inc. (e)	527,600	7,518,300
McMoRan Exploration Co. (a)(d)	109,300	2,132,443
Murphy Oil Corp.	2,478,200	129,436,386
Newfield Exploration Co. (a)	178,000	7,100,420
Noble Energy, Inc.	328,912	24,882,193
Occidental Petroleum Corp.	88,300	6,792,919
Peabody Energy Corp.	542,300	28,221,292
PetroChina Co. Ltd. sponsored ADR (d)	629,000	46,200,050
Plains Exploration & Production Co. (a)	66,400	2,359,192
Premcor, Inc.	1,949,126	144,586,167
Quicksilver Resources, Inc. (a)	524,900	33,556,857
Range Resources Corp.	215,100	5,786,190
Sasol Ltd.	344,900	9,377,131
Talisman Energy, Inc.	639,060	23,941,278
Total SA sponsored ADR	768,600	89,810,910
Ultra Petroleum Corp. (a)	220,600	6,697,416
Valero Energy Corp.	895,740	70,861,991
XTO Energy, Inc.	1,081,200	36,749,988
		1,765,173,048
TOTAL ENERGY		1,911,944,114
FINANCIALS - 14.2%
Capital Markets - 1.1%
Charles Schwab Corp.	2,005,000	22,616,400
Goldman Sachs Group, Inc.	374,600	38,216,692
Greenhill & Co., Inc.	36,900	1,494,819
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	339,500	$ 5,106,080
Lazard Ltd. Class A	161,600	3,757,200
Legg Mason, Inc.	284,100	29,577,651
Lehman Brothers Holdings, Inc.	550,200	54,623,856
Morgan Stanley	43,800	2,298,186
		157,690,884
Commercial Banks - 1.2%
Allied Irish Banks PLC	432,100	9,279,348
HDFC Bank Ltd.	163,994	2,399,273
HSBC Holdings PLC sponsored ADR	206,117	16,417,219
M&T Bank Corp.	705,600	74,200,896
Marshall & Ilsley Corp.	96,700	4,298,315
Wachovia Corp.	93,049	4,615,230
Wells Fargo & Co.	767,600	47,268,808
Westcorp	63,500	3,328,670
		161,807,759
Consumer Finance - 1.2%
American Express Co.	1,046,950	55,729,149
SLM Corp.	2,113,100	107,345,480
		163,074,629
Diversified Financial Services - 0.6%
Archipelago Holdings, Inc.	140,125	5,453,665
Brascan Corp. Class A (ltd. vtg.)	243,900	9,316,454
Chicago Mercantile Exchange Holdings, Inc. Class A	24,400	7,210,200
Moody's Corp.	1,401,000	62,988,960
		84,969,279
Insurance - 8.3%
ACE Ltd.	409,400	18,361,590
AFLAC, Inc.	493,400	21,354,352
Allstate Corp.	2,439,900	145,784,025
American International Group, Inc.	2,073,114	120,447,923
Assurant, Inc.	947,450	34,202,945
Berkshire Hathaway, Inc. Class A (a)	3,915	326,902,500
Brit Insurance Holdings PLC	3,985,600	6,319,785
Endurance Specialty Holdings Ltd.	358,100	13,543,342
Everest Re Group Ltd.	879,980	81,838,140
Fidelity National Financial, Inc.	92,300	3,294,187
Genworth Financial, Inc. Class A (non-vtg.)	297,400	8,990,402
HCC Insurance Holdings, Inc.	289,500	10,963,365
IPC Holdings Ltd.	127,100	5,035,702
Markel Corp. (a)	29,750	10,085,250
Marsh & McLennan Companies, Inc.	21,900	606,630
Mercury General Corp.	251,400	13,706,328
MetLife, Inc.	1,011,600	45,461,304
MetLife, Inc. unit	909,684	23,851,914
Montpelier Re Holdings Ltd.	1,449,200	50,113,336
PartnerRe Ltd.	395,800	25,497,436
Platinum Underwriters Holdings Ltd.	177,900	5,660,778

	Shares	Value (Note 1)
Progressive Corp.	336,700	$ 33,269,327
Prudential Financial, Inc.	498,300	32,718,378
RenaissanceRe Holdings Ltd.	767,565	37,794,901
StanCorp Financial Group, Inc.	108,600	8,316,588
The Chubb Corp.	270,500	23,157,505
W.R. Berkley Corp.	768,375	27,415,620
White Mountains Insurance Group Ltd.	18,667	11,777,010
		1,146,470,563
Real Estate - 0.9%
CB Richard Ellis Group, Inc. Class A	678,100	29,741,466
CBL & Associates Properties, Inc.	434,142	18,698,496
Crescent Real Estate Equities Co.	131,100	2,458,125
Equity Office Properties Trust	391,400	12,955,340
Equity Residential (SBI)	192,900	7,102,578
General Growth Properties, Inc.	315,100	12,947,459
Global Signal, Inc.	218,400	8,222,760
KKR Financial Corp. (e)	338,400	3,468,600
KKR Financial Corp.	45,100	1,127,500
Vornado Realty Trust	339,100	27,263,640
		123,985,964
Thrifts & Mortgage Finance - 0.9%
Golden West Financial Corp., Delaware	2,011,200	129,481,056
Hudson City Bancorp, Inc.	250,000	2,852,500
		132,333,556
TOTAL FINANCIALS		1,970,332,634
HEALTH CARE - 14.2%
Biotechnology - 3.3%
Affymetrix, Inc. (a)	112,700	6,077,911
Amgen, Inc. (a)	164,100	9,921,486
Celgene Corp. (a)	205,700	8,386,389
Genentech, Inc. (a)	4,757,100	381,899,988
Gilead Sciences, Inc. (a)	758,100	33,348,819
Idenix Pharmaceuticals, Inc.	254,800	5,524,064
Invitrogen Corp. (a)	39,600	3,298,284
MannKind Corp. (d)	166,888	1,677,224
Protein Design Labs, Inc. (a)	120	2,425
Seattle Genetics, Inc. (a)	712,300	3,817,928
Techne Corp. (a)	130,379	5,985,700
ViaCell, Inc.	196,800	2,095,920
		462,036,138
Health Care Equipment & Supplies - 3.9%
Advanced Neuromodulation Systems, Inc. (a)	436,550	17,322,304
Alcon, Inc.	839,500	91,799,325
American Medical Systems Holdings, Inc. (a)	451,800	9,329,670
Aspect Medical Systems, Inc. (a)	105,400	3,134,596
Bausch & Lomb, Inc.	42,700	3,544,100
Bio-Rad Laboratories, Inc. Class A (a)	63,200	3,742,072
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	551,200	$ 36,660,312
Cooper Companies, Inc.	51,332	3,124,066
DENTSPLY International, Inc.	1,722,162	92,996,748
Fisher Scientific International, Inc. (a)	390,847	25,365,970
Foxhollow Technologies, Inc. (d)	353,300	13,520,791
Gen-Probe, Inc. (a)	610,900	22,132,907
IDEXX Laboratories, Inc. (a)	243,570	15,181,718
Immucor, Inc. (a)	32,800	949,560
IntraLase Corp.	244,600	4,799,052
Intuitive Surgical, Inc. (a)	458,800	21,398,432
Kinetic Concepts, Inc. (a)	381,500	22,890,000
Kyphon, Inc. (a)	170,200	5,921,258
Laserscope, Inc. (a)	43,800	1,815,072
Medtronic, Inc.	584,940	30,294,043
Mentor Corp.	158,500	6,574,580
Neurometrix, Inc.	43,800	877,314
Nobel Biocare Holding AG (Switzerland)	51,316	10,410,143
NuVasive, Inc.	179,337	2,980,581
Smith & Nephew PLC	674,786	6,668,235
St. Jude Medical, Inc. (a)	1,031,852	44,999,066
Syneron Medical Ltd.	70,000	2,561,300
Synthes, Inc.	284,101	31,188,710
Ventana Medical Systems, Inc. (a)	239,400	9,631,062
Waters Corp. (a)	94,948	3,529,217
		545,342,204
Health Care Providers & Services - 4.1%
Advisory Board Co. (a)	55,700	2,714,818
Aetna, Inc.	2,003,300	165,913,306
American Healthways, Inc. (a)	390,600	16,510,662
Caremark Rx, Inc. (a)	393,400	17,514,168
DaVita, Inc. (a)	57,800	2,628,744
Express Scripts, Inc. (a)	43,800	2,189,124
HCA, Inc.	117,200	6,641,724
Health Net, Inc. (a)	164,800	6,288,768
Matria Healthcare, Inc. (a)	138,750	4,471,913
Merge Technologies, Inc. (a)	350,000	6,562,500
Patterson Companies, Inc. (a)	3,501,504	157,847,800
UnitedHealth Group, Inc.	2,815,860	146,818,940
VCA Antech, Inc. (a)	226,800	5,499,900
WebMD Corp. (a)	91,597	940,701
WellPoint, Inc. (a)	405,100	28,211,164
		570,754,232
Pharmaceuticals - 2.9%
Abbott Laboratories	246,100	12,061,361
American Pharmaceutical Partners, Inc. (a)	54,700	2,256,375
Barr Pharmaceuticals, Inc. (a)	21,900	1,067,406
Cypress Bioscience, Inc. (a)	226,000	2,983,200
IVAX Corp. (a)	174,900	3,760,350
Johnson & Johnson	965,250	62,741,250

	Shares	Value (Note 1)
Kos Pharmaceuticals, Inc. (a)	21,900	$ 1,434,450
Novartis AG sponsored ADR	903,800	42,876,272
Novo Nordisk AS Series B	1,089,274	55,461,926
Pfizer, Inc.	265	7,309
Roche Holding AG (participation certificate)	1,153,763	146,015,182
Sanofi-Aventis sponsored ADR	345,700	14,170,243
Schering-Plough Corp.	2,244,700	42,783,982
Sepracor, Inc. (a)	54,600	3,276,546
Shire Pharmaceuticals Group PLC sponsored ADR	7,500	246,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	187,200	5,829,408
		396,971,260
TOTAL HEALTH CARE		1,975,103,834
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.	102,500	7,849,450
Lockheed Martin Corp.	1,280,735	83,081,279
Precision Castparts Corp.	105,486	8,217,359
Rockwell Collins, Inc.	90,500	4,315,040
United Technologies Corp.	260,400	13,371,540
		116,834,668
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,227,313	71,429,617
Airlines - 0.6%
JetBlue Airways Corp. (a)	573,739	11,727,225
Ryanair Holdings PLC sponsored ADR (a)	1,491,451	66,876,663
Southwest Airlines Co.	146,400	2,039,352
		80,643,240
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	1,042,250	27,515,400
Corporate Executive Board Co.	62,100	4,864,293
Equifax, Inc.	182,600	6,520,646
PeopleSupport, Inc.	60,984	556,174
PHH Corp. (a)	87,500	2,250,500
Resources Connection, Inc. (a)	698,900	16,235,447
Robert Half International, Inc.	418,800	10,457,436
Services Acquisition Corp. International unit (a)	35,700	285,600
		68,685,496
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	375,820	21,143,633
URS Corp. (a)	161,300	6,024,555
		27,168,188
Electrical Equipment - 0.6%
American Power Conversion Corp.	479,000	11,299,610
Cooper Industries Ltd. Class A	872,900	55,778,310
Evergreen Solar, Inc. (a)	80,220	515,815
Motech Industries, Inc.	502,000	7,115,959
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	44,800	$ 3,197,376
Ultralife Batteries, Inc. (a)	306,920	4,956,758
		82,863,828
Industrial Conglomerates - 2.2%
3M Co.	3,569,120	258,047,376
Carlisle Companies, Inc.	110,300	7,569,889
General Electric Co.	216,100	7,487,865
Hutchison Whampoa Ltd.	2,107,000	19,047,323
Siemens AG sponsored ADR	126,100	9,161,165
		301,313,618
Machinery - 2.7%
A.S.V., Inc. (a)	163,164	6,614,669
Bucyrus International, Inc. Class A	244,100	9,270,918
Caterpillar, Inc.	371,700	35,426,727
Cummins, Inc.	364,400	27,187,884
Danaher Corp. (d)	2,790,760	146,068,378
IDEX Corp.	26,800	1,034,748
Ingersoll-Rand Co. Ltd. Class A	70,200	5,008,770
Joy Global, Inc.	722,902	24,282,278
PACCAR, Inc.	1,209,244	82,228,592
Volvo AB sponsored ADR	874,300	35,458,985
		372,581,949
Road & Rail - 0.4%
Canadian National Railway Co.	378,600	21,840,882
Heartland Express, Inc.	526,341	10,226,806
Knight Transportation, Inc.	373,120	9,078,010
Landstar System, Inc. (a)	689,894	20,779,607
Yellow Roadway Corp. (a)	730	37,084
		61,962,389
Trading Companies & Distributors - 0.1%
Fastenal Co.	166,212	10,182,147
Mitsui & Co. Ltd.	444,000	4,203,598
		14,385,745
Transportation Infrastructure - 0.0%
International Shipping Enterprises, Inc. unit	164,750	1,186,200
TOTAL INDUSTRIALS		1,199,054,938
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.9%
Comverse Technology, Inc. (a)	835,300	19,754,845
ECI Telecom Ltd. (a)	480,500	3,988,150
Foxconn International Holdings Ltd.	3,533,000	2,636,906
Harris Corp.	806,500	25,170,865
Ixia (a)	355,500	6,910,920
Motorola, Inc.	134,700	2,459,622
Nokia Corp. sponsored ADR	1,071,300	17,826,432

	Shares	Value (Note 1)
QUALCOMM, Inc.	1,375,800	$ 45,415,158
TomTom Group BV	130,300	2,860,361
		127,023,259
Computers & Peripherals - 1.5%
Apple Computer, Inc. (a)	2,302,400	84,751,344
Dell, Inc. (a)	1,186,642	46,884,225
EMC Corp. (a)	813,500	11,153,085
Hewlett-Packard Co.	1,681,600	39,534,416
Logitech International SA sponsored ADR (a)	28,700	1,830,486
Network Appliance, Inc. (a)	541,200	15,299,724
Seagate Technology	303,300	5,322,915
		204,776,195
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	502,200	20,173,374
Cogent, Inc.	239,820	6,846,861
FARO Technologies, Inc. (a)	176,400	4,808,664
FLIR Systems, Inc. (a)	1,623,300	48,439,272
Hon Hai Precision Industries Co. Ltd.	5,444,200	28,273,746
Nidec Corp.	18,600	1,968,928
Trimble Navigation Ltd. (a)	169,000	6,585,930
Xyratex Ltd.	94,639	1,467,851
		118,564,626
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	1,203,983	15,808,297
aQuantive, Inc. (a)	155,000	2,746,600
Equinix, Inc. (a)	19,547	847,167
Google, Inc. Class A (sub. vtg.)	944,243	277,749,078
Marchex, Inc. Class B (a)(d)	361,755	5,440,795
Openwave Systems, Inc. (a)	217,527	3,567,443
VeriSign, Inc. (a)	110,596	3,180,741
Websense, Inc. (a)	204,583	9,830,213
Yahoo!, Inc. (a)	7,242,996	250,969,811
		570,140,145
IT Services - 2.0%
Alliance Data Systems Corp. (a)	522,400	21,188,544
Anteon International Corp. (a)	480,900	21,938,658
Cognizant Technology Solutions Corp. Class A (a)	1,601,996	75,502,071
Fiserv, Inc. (a)	259,600	11,149,820
Global Payments, Inc.	74,200	5,030,760
Infosys Technologies Ltd. sponsored ADR	1,119,100	86,696,677
Ness Technologies, Inc.	387,245	4,112,542
SRA International, Inc. Class A (a)	1,209,800	42,004,256
VeriFone Holdings, Inc.	147,000	2,388,750
Wright Express Corp.	167,600	3,095,572
		273,107,650
Office Electronics - 0.1%
Canon, Inc.	43,800	2,305,194
Zebra Technologies Corp. Class A (a)	182,670	7,999,119
		10,304,313
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	451,600	$ 16,849,196
Broadcom Corp. Class A (a)	407,500	14,470,325
FormFactor, Inc. (a)	110,200	2,911,484
International Rectifier Corp. (a)	461,200	22,008,464
Lam Research Corp. (a)	42,900	1,241,526
Marvell Technology Group Ltd. (a)	5,131,200	195,190,848
Microchip Technology, Inc.	104,280	3,088,774
Samsung Electronics Co. Ltd.	347,190	165,792,111
SigmaTel, Inc. (a)	118,900	2,040,324
Tessera Technologies, Inc. (a)	188,700	6,304,467
Volterra Semiconductor Corp.	105,800	1,575,362
		431,472,881
Software - 1.5%
Activision, Inc. (a)	1,909,104	31,538,398
Adobe Systems, Inc.	1,525,896	43,671,144
Altiris, Inc. (a)	761,839	11,183,797
Autodesk, Inc.	579,822	19,928,482
Blackboard, Inc.	26,336	629,957
Check Point Software Technologies Ltd. (a)	44,100	873,180
Cognos, Inc. (a)	405,750	13,856,170
FileNET Corp. (a)	248,762	6,253,877
Kronos, Inc. (a)	150,806	6,091,054
McAfee, Inc. (a)	85,300	2,233,154
MICROS Systems, Inc. (a)	32,895	1,472,051
Microsoft Corp.	244,900	6,083,316
NAVTEQ Corp.	729,000	27,104,220
NDS Group PLC sponsored ADR (a)	75,100	2,502,332
Quality Systems, Inc. (d)	79,947	3,787,889
Salesforce.com, Inc.	84,400	1,728,512
SAP AG sponsored ADR	54,700	2,368,510
Symantec Corp. (a)	891,098	19,372,471
Take-Two Interactive Software, Inc. (a)	150,000	3,817,500
THQ, Inc. (a)	78,200	2,288,914
		206,784,928
TOTAL INFORMATION TECHNOLOGY		1,942,173,997
MATERIALS - 6.8%
Chemicals - 1.4%
Bayer AG	201,000	6,689,280
Celanese Corp. Class A	622,500	9,891,525
Crompton Corp.	582,100	8,236,715
Dow Chemical Co.	401,500	17,878,795
Ecolab, Inc.	1,696,800	54,908,448
Great Lakes Chemical Corp.	303,200	9,541,704
Monsanto Co.	16,400	1,031,068
Nalco Holding Co.	596,200	11,703,406

	Shares	Value (Note 1)
Potash Corp. of Saskatchewan	377,500	$ 36,033,811
Praxair, Inc.	756,400	35,248,240
Rohm & Haas Co.	147,400	6,830,516
Westlake Chemical Corp.	66,600	1,631,700
		199,625,208
Construction Materials - 0.4%
Cemex SA de CV sponsored ADR	72,200	3,062,724
Eagle Materials, Inc.	147,800	13,684,802
Florida Rock Industries, Inc.	86,500	6,344,775
Headwaters, Inc. (a)	43,800	1,505,844
Lafarge North America, Inc.	45,658	2,850,886
Lafarge SA (Bearer)	67,200	6,127,619
Martin Marietta Materials, Inc.	14,400	995,328
Rinker Group Ltd.	1,193,165	12,722,838
		47,294,816
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,297,984	32,514,499
Peak International Ltd. (a)	200,000	778,000
		33,292,499
Metals & Mining - 4.8%
Aber Diamond Corp. (d)	532,250	16,290,708
African Platinum PLC (a)	3,705,158	1,477,073
Anglo American PLC ADR	1,386,872	32,591,492
Bema Gold Corp. (a)	1,874,200	4,451,454
BHP Billiton Ltd. sponsored ADR	2,782,300	75,956,790
Carpenter Technology Corp.	262,900	13,618,220
Companhia Vale do Rio Doce sponsored ADR	1,016,300	29,757,264
Compania de Minas Buenaventura SA sponsored ADR	523,600	12,037,564
Compass Minerals International, Inc.	430,100	10,064,340
Eldorado Gold Corp. (a)	1,844,900	4,893,834
First Quantum Minerals Ltd.	457,700	8,072,884
Freeport-McMoRan Copper & Gold, Inc. Class B	247,034	9,248,953
Gabriel Resources Ltd. (a)	2,171,800	2,800,722
Gerdau SA sponsored ADR	510,450	4,966,679
Glamis Gold Ltd. (a)	2,166,900	37,105,421
Goldcorp, Inc.	4,131,266	65,718,556
IPSCO, Inc.	769,000	33,529,203
Ivanhoe Mines Ltd. (a)	1,355,700	10,534,006
Lionore Mining International Ltd. (a)	1,329,000	6,822,894
Newcrest Mining Ltd.	644,400	8,530,230
Newmont Mining Corp.	2,763,951	107,877,008
Nucor Corp.	892,500	40,715,850
POSCO sponsored ADR	699,400	30,752,618
Rio Tinto PLC (Reg.)	1,726,269	52,616,679
Shore Gold, Inc. (a)	329,800	1,318,985
Teck Cominco Ltd. Class B (sub. vtg.)	581,200	19,610,519
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp.	136,700	$ 4,698,379
Xstrata PLC	606,800	11,709,182
		657,767,507
TOTAL MATERIALS		937,980,030
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.0%
NeuStar, Inc. Class A	94,500	2,419,200
Wireless Telecommunication Services - 3.5%
America Movil SA de CV Series L sponsored ADR	2,514,000	149,859,540
American Tower Corp. Class A (a)	163,000	3,426,260
Nextel Communications, Inc. Class A (a)	3,720,000	120,193,200
Nextel Partners, Inc. Class A (a)	2,676,000	67,354,920
NII Holdings, Inc. (a)	1,092,153	69,832,263
SpectraSite, Inc. (a)	30,400	2,262,672
Vodafone Group PLC sponsored ADR	2,366,900	57,563,008
Western Wireless Corp. Class A (a)	299,500	12,668,850
		483,160,713
TOTAL TELECOMMUNICATION SERVICES		485,579,913
UTILITIES - 1.1%
Electric Utilities - 0.4%
Entergy Corp.	249,835	18,875,034
Exelon Corp.	372,585	19,124,788
PG&E Corp.	484,300	18,180,622
		56,180,444
Gas Utilities - 0.2%
Questar Corp.	190,500	12,553,950
Southern Union Co.	634,645	15,580,535
		28,134,485
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	540,000	8,845,200
Duke Energy Corp.	964,607	28,677,766
NRG Energy, Inc. (a)	135,800	5,106,080
TXU Corp.	224,900	18,686,941
		61,315,987

	Shares	Value (Note 1)
Multi-Utilities - 0.1%
CMS Energy Corp. (a)	162,800	$ 2,451,768
Public Service Enterprise Group, Inc.	76,500	4,652,730
		7,104,498
TOTAL UTILITIES		152,735,414
TOTAL COMMON STOCKS (Cost $8,930,382,866)		12,769,766,591
Corporate Bonds - 0.2%
		Principal Amount
Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Protein Design Labs, Inc. 2% 2/15/12 (e)		$ 8,340,000	8,888,939
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23		3,140,000	4,338,852
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
AES Corp. 4.5% 8/15/05		2,280,000	2,280,000
TOTAL CONVERTIBLE BONDS			15,507,791
Nonconvertible Bonds - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Rexnord Corp. 10.125% 12/15/12		1,675,000	1,834,125
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	1,160,000	2,249,838
TOTAL NONCONVERTIBLE BONDS			4,083,963
TOTAL CORPORATE BONDS (Cost $19,412,794)			19,591,754
U.S. Treasury Obligations - 1.7%

U.S. Treasury Bonds 5.375% 2/15/31		$ 30,800,000	36,344,000
U.S. Treasury Notes:
4.25% 8/15/13		55,175,000	56,554,375
4.25% 11/15/13		55,850,000	57,213,522
U.S. Treasury Obligations - continued
		Principal Amount	Value (Note 1)
U.S. Treasury Notes: - continued
4.25% 8/15/14		$ 29,700,000	$ 30,410,008
4.75% 5/15/14		52,600,000	55,813,544
TOTAL U.S. TREASURY OBLIGATIONS (Cost $225,871,696)			236,335,449
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B, term loan 6.44% 4/7/11 (f)		2,174,509	2,155,482
TOTAL FLOATING RATE LOANS (Cost $2,136,922)			2,155,482
Money Market Funds - 7.7%
		Shares
Fidelity Cash Central Fund, 3.21% (b)		859,108,702	859,108,702
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)		207,582,219	207,582,219
TOTAL MONEY MARKET FUNDS (Cost $1,066,690,921)			1,066,690,921
Cash Equivalents - 0.0%
		Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $3,312,000)		$ 3,312,268	3,312,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $10,247,807,199)			14,097,852,197
NET OTHER ASSETS - (1.7)%			(236,010,407)
NET ASSETS - 100%			$ 13,861,841,790
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,875,839 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.8%
Canada	5.7%
Bermuda	3.6%
United Kingdom	2.8%
Switzerland	2.3%
Korea (South)	1.4%
Mexico	1.2%
Australia	1.0%
Others (individually less than 1%)	6.2%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $704,454,440 of which $40,895,453 and $663,558,987 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $200,737,010 and repurchase agreements of $3,312,000) (cost $10,247,807,199) - See accompanying schedule		$ 14,097,852,197
Cash		483,418
Foreign currency held at value (cost $1,770,972)		1,767,665
Receivable for investments sold		33,971,927
Receivable for fund shares sold		8,171,403
Dividends receivable		11,482,353
Interest receivable		4,727,751
Prepaid expenses		24,344
Other affiliated receivables		15,777
Other receivables		1,874,016
Total assets		14,160,370,851
Liabilities
Payable for investments purchased	$ 74,027,197
Payable for fund shares redeemed	7,348,861
Accrued management fee	6,582,024
Distribution fees payable	605,756
Other affiliated payables	998,397
Other payables and accrued expenses	1,384,607
Collateral on securities loaned, at value	207,582,219
Total liabilities		298,529,061
Net Assets		$ 13,861,841,790
Net Assets consist of:
Paid in capital		$ 10,351,454,777
Undistributed net investment income		44,465,296
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(384,082,620)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,850,004,337
Net Assets		$ 13,861,841,790
Initial Class: Net Asset Value, offering price and redemption price per share ($9,625,571,281 ÷ 350,197,517 shares)		$ 27.49

Service Class: Net Asset Value, offering price and redemption price per share ($2,098,698,643 ÷ 76,571,285 shares)		$ 27.41

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,125,552,754 ÷ 78,091,735 shares)		$ 27.22

Service Class 2R: Net Asset Value, offering price and redemption price per share ($12,019,112 ÷ 442,769 shares)		$ 27.15

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 71,425,367
Interest		19,409,259
Security lending		2,805,590
Total income		93,640,216

Expenses
Management fee	$ 37,725,042
Transfer agent fees	4,400,627
Distribution fees	3,336,762
Accounting and security lending fees	794,499
Independent trustees' compensation	29,495
Appreciation in deferred trustee compensation account	6,092
Custodian fees and expenses	455,952
Registration fees	27,303
Audit	63,150
Legal	11,526
Miscellaneous	235,252
Total expenses before reductions	47,085,700
Expense reductions	(1,592,677)	45,493,023
Net investment income (loss)		48,147,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	338,005,692
Foreign currency transactions	218,472
Total net realized gain (loss)		338,224,164
Change in net unrealized appreciation (depreciation) on: Investment securities	80,713,939
Assets and liabilities in foreign currencies	(102,840)
Total change in net unrealized appreciation (depreciation)		80,611,099
Net gain (loss)		418,835,263
Net increase (decrease) in net assets resulting from operations		$ 466,982,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,147,193	$ 34,455,005
Net realized gain (loss)	338,224,164	556,167,741
Change in net unrealized appreciation (depreciation)	80,611,099	1,079,025,648
Net increase (decrease) in net assets resulting from operations	466,982,456	1,669,648,394
Distributions to shareholders from net investment income	(34,307,236)	(33,283,266)
Distributions to shareholders from net realized gain	(2,452,648)	-
Total distributions	(36,759,884)	(33,283,266)
Share transactions - net increase (decrease)	546,326,598	974,982,321
Redemption fees	2,747	5,434
Total increase (decrease) in net assets	976,551,917	2,611,352,883

Net Assets
Beginning of period	12,885,289,873	10,273,936,990
End of period (including undistributed net investment income of $44,465,296 and undistributed net investment income of $30,613,930, respectively)	$ 13,861,841,790	$ 12,885,289,873
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	19,444,996	6,211,346	18,726,651	217,296
Reinvested	1,094,903	180,935	97,538	640
Redeemed	(13,250,201)	(9,421,877)	(2,922,514)	(44,750)
Net increase (decrease	7,289,698	(3,029,596)	15,901,675	173,186
Dollars Sold	$ 517,288,181	$ 164,803,155	$ 495,811,697	$ 5,785,771
Reinvested	29,321,503	4,832,764	2,588,665	16,952
Redeemed	(351,701,173)	(244,429,421)	(76,832,231)	(1,159,265)
Net increase (decrease)	$ 194,908,511	$ (74,793,502)	$ 421,568,131	$ 4,643,458

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	39,676,965	15,203,443	27,599,342	256,799
Reinvested	1,123,479	189,967	89,389	356
Redeemed	(29,262,778)	(9,311,680)	(5,203,844)	(105,684)
Net increase (decrease)	11,537,666	6,081,730	22,484,887	151,471
Dollars Sold	$ 959,621,838	$ 366,229,990	$ 660,559,920	$ 6,150,098
Reinvested	26,671,383	4,498,414	2,105,112	8,357
Redeemed	(701,529,337)	(223,414,420)	(123,399,434)	(2,519,600)
Net increase (decrease)	$ 284,763,884	$ 147,313,984	$ 539,265,598	$ 3,638,855

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 27,596,709	$ 4,430,034	$ 2,265,082	$ 15,411
From net realized gain	1,724,794	402,730	323,583	1,541
Total	$ 29,321,503	$ 4,832,764	$ 2,588,665	$ 16,952
	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 26,671,383	$ 4,498,414	$ 2,105,112	$ 8,357

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75	$ 29.15
Income from Investment Operations
Net investment income (loss) E	.10	.08	.07	.10	.16	.17
Net realized and unrealized gain (loss)	.86	3.49	5.05	(1.97)	(3.01)	(1.84)
Total from investment operations	.96	3.57	5.12	(1.87)	(2.85)	(1.67)
Distributions from net investment income	(.08)	(.08)	(.09)	(.16)	(.17)	(.11)
Distributions from net realized gain	(.01)	-	-	-	(.60)	(3.62)
Total distributions	(.09)	(.08)	(.09)	(.16)	(.77)	(3.73)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 27.49	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Total Return B, C, D	3.60%	15.48%	28.46%	(9.35)%	(12.28)%	(6.58)%
Ratios to Average Net Assets F
Expenses before expense reductions	.66% A	.68%	.67%	.68%	.68%	.66%
Expenses net of voluntary waivers, if any	.66% A	.68%	.67%	.68%	.68%	.66%
Expenses net of all reductions	.64% A	.66%	.65%	.64%	.64%	.63%
Net investment income (loss)	.78% A	.35%	.34%	.50%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,625,571	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615	$ 8,516,464
Portfolio turnover rate	59% A	64%	66%	84%	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67	$ 29.10
Income from Investment Operations
Net investment income (loss) E	.09	.06	.05	.08	.14	.15
Net realized and unrealized gain (loss)	.86	3.47	5.04	(1.96)	(3.00)	(1.85)
Total from investment operations	.95	3.53	5.09	(1.88)	(2.86)	(1.70)
Distributions from net investment income	(.06)	(.06)	(.07)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.01)	-	-	-	(.60)	(3.62)
Total distributions	(.07)	(.06)	(.07)	(.14)	(.75)	(3.73)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 27.41	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Total Return B, C, D	3.55%	15.34%	28.35%	(9.42)%	(12.36)%	(6.71)%
Ratios to Average Net Assets F
Expenses before expense reductions	.76% A	.78%	.77%	.78%	.78%	.76%
Expenses net of voluntary waivers, if any	.76% A	.78%	.77%	.78%	.78%	.76%
Expenses net of all reductions	.74% A	.76%	.75%	.74%	.74%	.74%
Net investment income (loss)	.68% A	.25%	.24%	.39%	.67%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,098,699	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105	$ 1,245,222
Portfolio turnover rate	59% A	64%	66%	84%	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.07	.02	.02	.05	.10	.10
Net realized and unrealized gain (loss)	.85	3.45	5.02	(1.96)	(2.98)	(.93)
Total from investment operations	.92	3.47	5.04	(1.91)	(2.88)	(.83)
Distributions from net investment income	(.04)	(.05)	(.06)	(.14)	(.16)	(.11)
Distributions from net realized gain	(.01)	-	-	-	(.60)	(3.62)
Total distributions	(.05)	(.05)	(.06)	(.14)	(.76)	(3.73)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 27.22	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Total Return B, C, D	3.46%	15.16%	28.20%	(9.60)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.91% A	.93%	.93%	.93%	.94%	.92% A
Expenses net of voluntary waivers, if any	.91% A	.93%	.93%	.93%	.94%	.92% A
Expenses net of all reductions	.89% A	.91%	.90%	.90%	.90%	.90% A
Net investment income (loss)	.53% A	.10%	.09%	.24%	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,125,553	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686	$ 81,950
Portfolio turnover rate	59% A	64%	66%	84%	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.07	.02	.02	.03
Net realized and unrealized gain (loss)	.85	3.44	5.01	(2.57)
Total from investment operations	.92	3.46	5.03	(2.54)
Distributions from net investment income	(.05)	(.07)	(.08)	-
Distributions from net realized gain	(.01)	-	-	-
Total distributions	(.06)	(.07)	(.08)	-
Redemption fees added to paid in capital E, H	-	-	-	-
Net asset value, end of period	$ 27.15	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	3.49%	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.91% A	.93%	.93%	.96% A
Expenses net of voluntary waivers, if any	.91% A	.93%	.93%	.96% A
Expenses net of all reductions	.89% A	.91%	.90%	.92% A
Net investment income (loss)	.53% A	.10%	.08%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,019	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate	59% A	64%	66%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,948,040,080
Unrealized depreciation	(116,930,335)
Net unrealized appreciation (depreciation)	$ 3,831,109,745
Cost for federal income tax purposes	$ 10,266,742,452

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the bor-rower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,289,829,846 and $3,509,912,993, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Contrafund Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,053,739
Service Class 2	2,272,107
Service Class 2R	10,916
$ 3,336,762

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,072,464
Service Class	702,514
Service Class 2	622,653
Service Class 2R	2,996
$ 4,400,627

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,510,483 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $143,464 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,583,066 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9,611.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 33% of the total outstanding shares of the fund.

Contrafund Portfolio

Semiannual Report

Contrafund Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0805
1.705691.107

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>	Board Approval of an Amendment to the Fund's Management Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 991.40	$ .79**
HypotheticalA	$ 1,000.00	$ 1,024.00	$ .80**
Service Class
Actual	$ 1,000.00	$ 991.00	$ 1.28**
HypotheticalA	$ 1,000.00	$ 1,023.51	$ 1.30**
Service Class 2
Actual	$ 1,000.00	$ 990.20	$ 2.02**
HypotheticalA	$ 1,000.00	$ 1,022.76	$ 2.06**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.16%**
Service Class	.26%**
Service Class 2	.41%**

** Under the terms of the fund's amended management contract and the VIP Index 500 Portfolio 10 Basis Point Expense Contract effective March 1, 2005, Fidelity Management & Research Company has contractually agreed to pay all operating expenses of the fund and each current class of the fund with certain exceptions. If these contractual arrangements had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Initial Class	.10%
Actual		$ .49
HypotheticalA		$ .50
Service Class	.20%
Actual		$ .99
HypotheticalA		$ 1.00
Service Class 2.35%
Actual		$ 1.73
HypotheticalA		$ 1.76

A 5% return per year before expenses

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.3	3.4
Exxon Mobil Corp.	3.3	2.9
Microsoft Corp.	2.3	2.6
Citigroup, Inc.	2.2	2.2
Pfizer, Inc.	1.9	1.8
Johnson & Johnson	1.7	1.7
Bank of America Corp.	1.7	1.7
Wal-Mart Stores, Inc.	1.5	2.0
Intel Corp.	1.5	1.3
American International Group, Inc.	1.4	1.5
	20.8
Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.0	20.4
Information Technology	14.9	15.9
Health Care	13.2	12.6
Consumer Discretionary	11.2	11.8
Industrials	11.0	11.7
Consumer Staples	10.0	10.4
Energy	8.7	7.1
Utilities	3.4	2.9
Telecommunication Services	3.1	3.2
Materials	2.9	3.1
Asset Allocation
To match the Standard & Poor's 500 Index, the Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	16,151	$ 299,924
Dana Corp.	37,942	569,509
Delphi Corp.	141,710	658,952
Goodyear Tire & Rubber Co. (a)(d)	44,429	661,992
Johnson Controls, Inc.	48,493	2,731,611
Visteon Corp.	32,493	195,933
		5,117,921
Automobiles - 0.5%
Ford Motor Co.	464,718	4,758,712
General Motors Corp. (d)	142,792	4,854,928
Harley-Davidson, Inc.	71,882	3,565,347
		13,178,987
Distributors - 0.1%
Genuine Parts Co.	44,051	1,810,056
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)(d)	41,280	3,228,922
H&R Block, Inc.	41,730	2,434,946
		5,663,868
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	133,069	7,258,914
Darden Restaurants, Inc.	36,791	1,213,367
Harrah's Entertainment, Inc.	45,864	3,305,418
Hilton Hotels Corp.	96,425	2,299,736
International Game Technology	86,808	2,443,645
Marriott International, Inc. Class A	50,120	3,419,186
McDonald's Corp.	320,058	8,881,610
Starbucks Corp. (a)(d)	98,428	5,084,790
Starwood Hotels & Resorts Worldwide, Inc. unit	54,573	3,196,341
Wendy's International, Inc.	29,024	1,382,994
Yum! Brands, Inc.	73,165	3,810,433
		42,296,434
Household Durables - 0.6%
Black & Decker Corp.	20,203	1,815,240
Centex Corp.	32,303	2,282,853
Fortune Brands, Inc.	36,727	3,261,358
KB Home	21,036	1,603,574
Leggett & Platt, Inc.	47,885	1,272,783
Maytag Corp.	20,125	315,158
Newell Rubbermaid, Inc. (d)	69,518	1,657,309
Pulte Homes, Inc.	29,960	2,524,130
Snap-On, Inc.	14,590	500,437
The Stanley Works	19,025	866,399
Whirlpool Corp. (d)	16,892	1,184,298
		17,283,539
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	306,757	10,126,049

	Shares	Value (Note 1)
Leisure Equipment & Products - 0.2%
Brunswick Corp.	24,508	$ 1,061,687
Eastman Kodak Co. (d)	72,499	1,946,598
Hasbro, Inc.	42,324	879,916
Mattel, Inc.	103,944	1,902,175
		5,790,376
Media - 3.6%
Clear Channel Communications, Inc.	128,762	3,982,609
Comcast Corp. Class A (a)(d)	556,915	17,097,291
Dow Jones & Co., Inc. (d)	17,910	634,910
Gannett Co., Inc.	62,719	4,461,202
Interpublic Group of Companies, Inc. (a)	106,786	1,300,653
Knight-Ridder, Inc. (d)	18,786	1,152,333
McGraw-Hill Companies, Inc.	94,592	4,185,696
Meredith Corp.	11,350	556,831
News Corp. Class A	728,320	11,784,218
Omnicom Group, Inc.	46,305	3,697,917
The New York Times Co. Class A	36,751	1,144,794
Time Warner, Inc. (a)	1,183,212	19,771,473
Tribune Co.	75,256	2,647,506
Univision Communications, Inc. Class A (a)	73,404	2,022,280
Viacom, Inc. Class B (non-vtg.)	407,129	13,036,271
Walt Disney Co.	515,462	12,979,333
		100,455,317
Multiline Retail - 1.3%
Big Lots, Inc. (a)	28,708	380,094
Dillard's, Inc. Class A	18,081	423,457
Dollar General Corp.	76,194	1,551,310
Family Dollar Stores, Inc.	42,107	1,098,993
Federated Department Stores, Inc.	43,035	3,153,605
JCPenney Co., Inc.	66,486	3,495,834
Kohl's Corp. (a)	82,378	4,605,754
Nordstrom, Inc.	31,035	2,109,449
Sears Holdings Corp. (a)	25,818	3,869,344
Target Corp. (d)	223,065	12,136,967
The May Department Stores Co.	75,614	3,036,658
		35,861,465
Specialty Retail - 2.3%
AutoNation, Inc. (a)	56,382	1,156,959
AutoZone, Inc. (a)	16,578	1,532,802
Bed Bath & Beyond, Inc. (a)	74,601	3,116,830
Best Buy Co., Inc.	75,388	5,167,847
Circuit City Stores, Inc.	48,300	835,107
Gap, Inc.	191,348	3,779,123
Home Depot, Inc.	541,985	21,083,217
Limited Brands, Inc.	96,005	2,056,427
Lowe's Companies, Inc.	195,060	11,356,393
Office Depot, Inc. (a)	79,756	1,821,627
OfficeMax, Inc.	17,839	531,067
RadioShack Corp.	39,308	910,766
Sherwin-Williams Co.	31,609	1,488,468
Staples, Inc.	186,008	3,965,691
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	36,284	$ 1,188,664
TJX Companies, Inc.	118,791	2,892,561
Toys 'R' Us, Inc. (a)	55,932	1,481,079
		64,364,628
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	95,230	3,196,871
Jones Apparel Group, Inc. (d)	30,459	945,447
Liz Claiborne, Inc.	27,410	1,089,822
NIKE, Inc. Class B	57,674	4,994,568
Reebok International Ltd. (d)	14,164	592,480
VF Corp.	25,249	1,444,748
		12,263,936
TOTAL CONSUMER DISCRETIONARY		314,212,576
CONSUMER STAPLES - 10.0%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	196,045	8,969,059
Brown-Forman Corp. Class B (non-vtg.)	22,760	1,376,070
Coca-Cola Enterprises, Inc.	89,096	1,961,003
Molson Coors Brewing Co. Class B (d)	19,822	1,228,964
Pepsi Bottling Group, Inc.	49,486	1,415,794
PepsiCo, Inc.	422,852	22,804,408
The Coca-Cola Co.	571,520	23,860,960
		61,616,258
Food & Staples Retailing - 2.8%
Albertsons, Inc.	93,010	1,923,447
Costco Wholesale Corp.	120,617	5,406,054
CVS Corp.	204,552	5,946,327
Kroger Co. (a)	184,026	3,502,015
Safeway, Inc.	113,177	2,556,668
SUPERVALU, Inc.	34,364	1,120,610
Sysco Corp.	159,853	5,785,080
Wal-Mart Stores, Inc.	844,821	40,720,372
Walgreen Co.	258,171	11,873,284
		78,833,857
Food Products - 1.2%
Archer-Daniels-Midland Co.	157,509	3,367,542
Campbell Soup Co.	81,990	2,522,832
ConAgra Foods, Inc.	130,777	3,028,795
General Mills, Inc.	93,354	4,368,034
H.J. Heinz Co.	88,396	3,130,986
Hershey Co.	54,906	3,409,663
Kellogg Co.	88,286	3,923,430
McCormick & Co., Inc. (non-vtg.)	34,144	1,115,826
Sara Lee Corp.	198,804	3,938,307
Wm. Wrigley Jr. Co.	49,448	3,404,000
		32,209,415

	Shares	Value (Note 1)
Household Products - 1.8%
Clorox Co.	38,926	$ 2,168,957
Colgate-Palmolive Co.	132,111	6,593,660
Kimberly-Clark Corp.	120,808	7,561,373
Procter & Gamble Co.	624,863	32,961,523
		49,285,513
Personal Products - 0.6%
Alberto-Culver Co.	21,580	935,061
Avon Products, Inc.	119,191	4,511,379
Gillette Co.	251,913	12,754,355
		18,200,795
Tobacco - 1.4%
Altria Group, Inc.	522,948	33,813,818
Reynolds American, Inc.	29,401	2,316,799
UST, Inc.	41,743	1,905,985
		38,036,602
TOTAL CONSUMER STAPLES		278,182,440
ENERGY - 8.7%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	85,552	4,376,840
BJ Services Co.	40,886	2,145,697
Halliburton Co.	127,708	6,106,997
Nabors Industries Ltd. (a)	37,560	2,276,887
National Oilwell Varco, Inc. (a)	43,447	2,065,470
Noble Corp.	34,304	2,110,039
Rowan Companies, Inc.	27,341	812,301
Schlumberger Ltd. (NY Shares)	148,776	11,298,049
Transocean, Inc. (a)	82,346	4,444,214
		35,636,494
Oil, Gas & Consumable Fuels - 7.4%
Amerada Hess Corp.	21,680	2,309,137
Anadarko Petroleum Corp.	59,521	4,889,650
Apache Corp. (d)	82,873	5,353,596
Ashland, Inc.	16,929	1,216,687
Burlington Resources, Inc.	97,341	5,377,117
ChevronTexaco Corp.	529,833	29,628,261
ConocoPhillips	351,577	20,212,162
Devon Energy Corp.	119,625	6,062,595
El Paso Corp. (d)	162,760	1,874,995
EOG Resources, Inc.	60,414	3,431,515
Exxon Mobil Corp.	1,607,447	92,379,979
Kerr-McGee Corp.	29,417	2,244,811
Kinder Morgan, Inc.	27,402	2,279,846
Marathon Oil Corp.	87,840	4,688,021
Occidental Petroleum Corp.	100,565	7,736,465
Sunoco, Inc. (d)	17,383	1,976,099
Unocal Corp.	68,629	4,464,316
Valero Energy Corp.	64,829	5,128,622
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	144,143	$ 2,738,717
XTO Energy, Inc.	91,142	3,097,917
		207,090,508
TOTAL ENERGY		242,727,002
FINANCIALS - 20.0%
Capital Markets - 2.7%
Bank of New York Co., Inc.	196,565	5,657,141
Bear Stearns Companies, Inc.	28,704	2,983,494
Charles Schwab Corp.	287,732	3,245,617
E*TRADE Financial Corp. (a)	93,050	1,301,770
Federated Investors, Inc. Class B (non-vtg.)	23,954	718,860
Franklin Resources, Inc.	50,039	3,852,002
Goldman Sachs Group, Inc.	111,582	11,383,596
Janus Capital Group, Inc.	57,288	861,612
Lehman Brothers Holdings, Inc.	69,845	6,934,212
Mellon Financial Corp.	106,865	3,065,957
Merrill Lynch & Co., Inc.	238,716	13,131,767
Morgan Stanley	276,656	14,516,140
Northern Trust Corp.	51,344	2,340,773
State Street Corp.	83,577	4,032,590
T. Rowe Price Group, Inc.	31,237	1,955,436
		75,980,967
Commercial Banks - 5.8%
AmSouth Bancorp.	89,129	2,317,354
Bank of America Corp.	1,015,509	46,317,365
BB&T Corp.	137,962	5,514,341
Comerica, Inc.	42,625	2,463,725
Compass Bancshares, Inc.	31,295	1,408,275
Fifth Third Bancorp	131,744	5,429,170
First Horizon National Corp.	31,345	1,322,759
Huntington Bancshares, Inc.	58,658	1,416,004
KeyCorp	102,943	3,412,560
M&T Bank Corp.	24,686	2,595,980
Marshall & Ilsley Corp.	53,768	2,389,988
National City Corp.	150,052	5,119,774
North Fork Bancorp, Inc., New York	120,600	3,387,654
PNC Financial Services Group, Inc.	71,593	3,898,955
Regions Financial Corp. New	117,145	3,968,873
SunTrust Banks, Inc.	85,800	6,198,192
Synovus Financial Corp.	78,558	2,252,258
U.S. Bancorp, Delaware	462,798	13,513,702
Wachovia Corp.	398,073	19,744,421
Wells Fargo & Co.	426,079	26,237,945
Zions Bancorp	22,648	1,665,307
		160,574,602

	Shares	Value (Note 1)
Consumer Finance - 1.3%
American Express Co.	295,732	$ 15,741,814
Capital One Financial Corp. (d)	63,662	5,093,597
MBNA Corp.	320,104	8,373,921
Providian Financial Corp. (a)	74,300	1,309,909
SLM Corp.	105,939	5,381,701
		35,900,942
Diversified Financial Services - 3.6%
CIT Group, Inc.	53,150	2,283,856
Citigroup, Inc.	1,313,631	60,729,161
JPMorgan Chase & Co.	888,527	31,382,774
Moody's Corp.	69,741	3,135,555
Principal Financial Group, Inc. (d)	74,182	3,108,226
		100,639,572
Insurance - 4.3%
ACE Ltd.	72,588	3,255,572
AFLAC, Inc.	126,686	5,482,970
Allstate Corp.	168,743	10,082,394
AMBAC Financial Group, Inc.	27,345	1,907,587
American International Group, Inc.	655,254	38,070,257
Aon Corp.	80,253	2,009,535
Cincinnati Financial Corp.	42,085	1,664,883
Hartford Financial Services Group, Inc.	74,903	5,601,246
Jefferson-Pilot Corp.	34,326	1,730,717
Lincoln National Corp.	43,862	2,058,005
Loews Corp.	40,315	3,124,413
Marsh & McLennan Companies, Inc.	134,561	3,727,340
MBIA, Inc.	34,193	2,027,987
MetLife, Inc.	185,176	8,321,809
Progressive Corp.	50,199	4,960,163
Prudential Financial, Inc.	131,813	8,654,842
SAFECO Corp.	32,190	1,749,205
The Chubb Corp.	49,327	4,222,884
The St. Paul Travelers Companies, Inc.	170,139	6,725,595
Torchmark Corp.	26,295	1,372,599
UnumProvident Corp. (d)	75,199	1,377,646
XL Capital Ltd. Class A	35,381	2,633,054
		120,760,703
Real Estate - 0.6%
Apartment Investment & Management Co. Class A	24,061	984,576
Archstone-Smith Trust (d)	50,211	1,939,149
Equity Office Properties Trust	102,914	3,406,453
Equity Residential (SBI)	72,375	2,664,848
Plum Creek Timber Co., Inc.	46,450	1,686,135
ProLogis	47,136	1,896,753
Simon Property Group, Inc. (d)	55,470	4,021,020
		16,598,934
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	148,401	5,729,763
Fannie Mae	244,411	14,273,602
Freddie Mac	174,389	11,375,394
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Golden West Financial Corp., Delaware (d)	71,378	$ 4,595,316
MGIC Investment Corp.	23,831	1,554,258
Sovereign Bancorp, Inc.	92,087	2,057,224
Washington Mutual, Inc.	221,518	9,013,567
		48,599,124
TOTAL FINANCIALS		559,054,844
HEALTH CARE - 13.2%
Biotechnology - 1.3%
Amgen, Inc. (a)	312,483	18,892,722
Applera Corp. - Applied Biosystems Group	49,831	980,176
Biogen Idec, Inc. (a)	87,024	2,997,977
Chiron Corp. (a)(d)	37,396	1,304,746
Genzyme Corp. (a)	63,705	3,828,033
Gilead Sciences, Inc. (a)	114,090	5,018,819
MedImmune, Inc. (a)	62,565	1,671,737
		34,694,210
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	13,520	1,122,160
Baxter International, Inc.	156,744	5,815,202
Becton, Dickinson & Co.	63,765	3,345,750
Biomet, Inc.	63,600	2,203,104
Boston Scientific Corp. (a)(d)	189,345	5,112,315
C.R. Bard, Inc.	26,543	1,765,375
Fisher Scientific International, Inc. (a)	30,331	1,968,482
Guidant Corp.	82,067	5,523,109
Hospira, Inc. (a)	39,918	1,556,802
Medtronic, Inc.	305,423	15,817,857
Millipore Corp. (a)	12,612	715,479
PerkinElmer, Inc.	32,740	618,786
St. Jude Medical, Inc. (a)	91,488	3,989,792
Stryker Corp.	94,670	4,502,505
Thermo Electron Corp. (a)(d)	40,704	1,093,716
Waters Corp. (a)	29,645	1,101,905
Zimmer Holdings, Inc. (a)(d)	62,361	4,750,037
		61,002,376
Health Care Providers & Services - 2.7%
Aetna, Inc. (d)	73,342	6,074,184
AmerisourceBergen Corp. (d)	26,616	1,840,496
Cardinal Health, Inc.	108,142	6,226,816
Caremark Rx, Inc. (a)	114,548	5,099,677
CIGNA Corp.	33,051	3,537,449
Express Scripts, Inc. (a)	37,462	1,872,351
HCA, Inc.	105,831	5,997,443
Health Management Associates, Inc. Class A	62,256	1,629,862
Humana, Inc. (a)	40,867	1,624,055

	Shares	Value (Note 1)
IMS Health, Inc.	57,218	$ 1,417,290
Laboratory Corp. of America Holdings (a)	33,992	1,696,201
Manor Care, Inc.	21,815	866,710
McKesson Corp.	74,542	3,338,736
Medco Health Solutions, Inc. (a)	69,984	3,734,346
Quest Diagnostics, Inc.	45,976	2,449,142
Tenet Healthcare Corp. (a)	118,320	1,448,237
UnitedHealth Group, Inc.	319,725	16,670,462
WellPoint, Inc. (a)	154,696	10,773,029
		76,296,486
Pharmaceuticals - 7.0%
Abbott Laboratories	391,570	19,190,846
Allergan, Inc. (d)	32,936	2,807,465
Bristol-Myers Squibb Co.	493,480	12,327,130
Eli Lilly & Co.	286,124	15,939,968
Forest Laboratories, Inc. (a)	85,972	3,340,012
Johnson & Johnson	750,866	48,806,290
King Pharmaceuticals, Inc. (a)	61,041	636,047
Merck & Co., Inc.	556,324	17,134,779
Mylan Laboratories, Inc.	68,013	1,308,570
Pfizer, Inc.	1,877,540	51,782,553
Schering-Plough Corp.	372,481	7,099,488
Watson Pharmaceuticals, Inc. (a)	27,819	822,330
Wyeth	337,988	15,040,466
		196,235,944
TOTAL HEALTH CARE		368,229,016
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.2%
General Dynamics Corp.	50,598	5,542,505
Goodrich Corp.	30,439	1,246,781
Honeywell International, Inc.	215,403	7,890,212
L-3 Communications Holdings, Inc.	29,967	2,294,873
Lockheed Martin Corp.	102,024	6,618,297
Northrop Grumman Corp.	90,673	5,009,683
Raytheon Co.	114,193	4,467,230
Rockwell Collins, Inc.	44,989	2,145,076
The Boeing Co.	208,660	13,771,560
United Technologies Corp.	258,487	13,273,307
		62,259,524
Air Freight & Logistics - 0.9%
FedEx Corp.	76,278	6,179,281
Ryder System, Inc.	16,245	594,567
United Parcel Service, Inc. Class B	281,282	19,453,463
		26,227,311
Airlines - 0.1%
Delta Air Lines, Inc. (a)(d)	36,273	136,386
Southwest Airlines Co.	186,272	2,594,769
		2,731,155
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.2%
American Standard Companies, Inc.	45,119	$ 1,891,388
Masco Corp.	109,516	3,478,228
		5,369,616
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	68,393	542,356
Avery Dennison Corp.	25,662	1,359,060
Cendant Corp.	265,537	5,940,063
Cintas Corp. (d)	37,806	1,459,312
Equifax, Inc.	32,780	1,170,574
Monster Worldwide, Inc. (a)(d)	30,525	875,457
Pitney Bowes, Inc.	58,085	2,529,602
R.R. Donnelley & Sons Co.	53,862	1,858,778
Robert Half International, Inc.	40,270	1,005,542
Waste Management, Inc.	143,441	4,065,118
		20,805,862
Construction & Engineering - 0.1%
Fluor Corp.	21,864	1,259,148
Electrical Equipment - 0.4%
American Power Conversion Corp.	45,790	1,080,186
Cooper Industries Ltd. Class A	23,446	1,498,199
Emerson Electric Co. (d)	105,223	6,590,116
Rockwell Automation, Inc.	44,131	2,149,621
		11,318,122
Industrial Conglomerates - 4.5%
3M Co.	194,328	14,049,914
General Electric Co.	2,678,160	92,798,240
Textron, Inc.	34,078	2,584,816
Tyco International Ltd.	509,966	14,891,007
		124,323,977
Machinery - 1.4%
Caterpillar, Inc.	86,283	8,223,633
Cummins, Inc. (d)	11,007	821,232
Danaher Corp.	69,489	3,637,054
Deere & Co.	62,246	4,076,491
Dover Corp.	51,444	1,871,533
Eaton Corp.	38,054	2,279,435
Illinois Tool Works, Inc.	68,930	5,492,342
Ingersoll-Rand Co. Ltd. Class A	42,564	3,036,941
ITT Industries, Inc.	23,305	2,275,267
Navistar International Corp. (a)	16,630	532,160
PACCAR, Inc.	43,899	2,985,132
Pall Corp.	31,411	953,638
Parker Hannifin Corp.	30,349	1,881,941
		38,066,799
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	95,084	4,476,555
CSX Corp.	54,685	2,332,862

	Shares	Value (Note 1)
Norfolk Southern Corp.	102,085	$ 3,160,552
Union Pacific Corp.	66,408	4,303,238
		14,273,207
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	21,067	1,154,261
TOTAL INDUSTRIALS		307,788,982
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.6%
ADC Telecommunications, Inc. (a)	29,294	637,730
Andrew Corp. (a)	41,020	523,415
Avaya, Inc. (a)	120,461	1,002,236
CIENA Corp. (a)	145,583	304,268
Cisco Systems, Inc. (a)(d)	1,613,745	30,838,667
Comverse Technology, Inc. (a)	50,573	1,196,051
Corning, Inc. (a)	365,958	6,082,222
JDS Uniphase Corp. (a)	365,677	555,829
Lucent Technologies, Inc. (a)(d)	1,118,683	3,255,368
Motorola, Inc.	619,225	11,307,049
QUALCOMM, Inc.	412,507	13,616,856
Scientific-Atlanta, Inc.	38,481	1,280,263
Tellabs, Inc. (a)	113,198	984,823
		71,584,777
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)	208,056	7,658,541
Dell, Inc. (a)	611,361	24,154,873
EMC Corp. (a)(d)	606,737	8,318,364
Gateway, Inc. (a)	74,997	247,490
Hewlett-Packard Co.	728,842	17,135,075
International Business Machines Corp.	407,389	30,228,264
Lexmark International, Inc. Class A (a)	31,975	2,072,939
NCR Corp. (a)	47,170	1,656,610
Network Appliance, Inc. (a)	92,457	2,613,759
QLogic Corp. (a)	22,952	708,528
Sun Microsystems, Inc. (a)	860,073	3,208,072
		98,002,515
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	109,186	2,513,462
Jabil Circuit, Inc. (a)	46,490	1,428,638
Molex, Inc.	42,432	1,104,929
Sanmina-SCI Corp. (a)	132,711	725,929
Solectron Corp. (a)	245,497	930,434
Symbol Technologies, Inc.	61,304	605,070
Tektronix, Inc.	22,349	520,061
		7,828,523
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	331,469	11,485,401
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	31,933	1,631,776
Automatic Data Processing, Inc.	147,303	6,182,307
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp. (a)(d)	46,487	$ 2,031,482
Convergys Corp. (a)	35,914	510,697
Electronic Data Systems Corp.	131,024	2,522,212
First Data Corp.	196,618	7,892,247
Fiserv, Inc. (a)(d)	48,303	2,074,614
Paychex, Inc.	89,833	2,923,166
Sabre Holdings Corp. Class A	33,108	660,505
SunGard Data Systems, Inc. (a)	73,291	2,577,644
Unisys Corp. (a)	85,562	541,607
		29,548,257
Office Electronics - 0.1%
Xerox Corp. (a)	241,957	3,336,587
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	99,730	1,729,318
Altera Corp. (a)(d)	93,832	1,859,750
Analog Devices, Inc.	93,432	3,485,948
Applied Materials, Inc.	415,123	6,716,690
Applied Micro Circuits Corp. (a)	77,401	198,147
Broadcom Corp. Class A (a)	73,901	2,624,225
Freescale Semiconductor, Inc. Class B	101,460	2,148,923
Intel Corp.	1,558,779	40,621,781
KLA-Tencor Corp.	49,714	2,172,502
Linear Technology Corp.	77,268	2,834,963
LSI Logic Corp. (a)	97,924	831,375
Maxim Integrated Products, Inc.	82,817	3,164,438
Micron Technology, Inc. (a)	155,264	1,585,245
National Semiconductor Corp.	88,148	1,941,900
Novellus Systems, Inc. (a)(d)	34,875	861,761
NVIDIA Corp. (a)	42,665	1,140,009
PMC-Sierra, Inc. (a)	45,548	424,963
Teradyne, Inc. (a)(d)	49,442	591,821
Texas Instruments, Inc.	419,723	11,781,625
Xilinx, Inc. (d)	88,587	2,258,969
		88,974,353
Software - 3.8%
Adobe Systems, Inc.	123,479	3,533,969
Autodesk, Inc. (d)	57,725	1,984,008
BMC Software, Inc. (a)	55,940	1,004,123
Citrix Systems, Inc. (a)	42,743	925,813
Computer Associates International, Inc.	134,394	3,693,147
Compuware Corp. (a)	98,093	705,289
Electronic Arts, Inc. (a)(d)	77,399	4,381,557
Intuit, Inc. (a)(d)	46,821	2,112,095
Mercury Interactive Corp. (a)(d)	21,869	838,895
Microsoft Corp.	2,537,289	63,026,259
Novell, Inc. (a)	96,182	596,328
Oracle Corp. (a)	1,116,520	14,738,064
Parametric Technology Corp. (a)	68,595	437,636
Siebel Systems, Inc.	130,468	1,161,165

	Shares	Value (Note 1)
Symantec Corp. (a)	173,322	$ 3,768,020
VERITAS Software Corp. (a)	113,534	2,770,230
		105,676,598
TOTAL INFORMATION TECHNOLOGY		416,437,011
MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	57,896	3,491,129
Dow Chemical Co.	242,732	10,808,856
E.I. du Pont de Nemours & Co.	251,529	10,818,262
Eastman Chemical Co.	20,290	1,118,994
Ecolab, Inc.	55,460	1,794,686
Engelhard Corp.	30,459	869,604
Great Lakes Chemical Corp.	13,146	413,705
Hercules, Inc. (a)	28,522	403,586
International Flavors & Fragrances, Inc.	22,341	809,191
Monsanto Co.	67,719	4,257,494
PPG Industries, Inc.	43,347	2,720,458
Praxair, Inc.	81,684	3,806,474
Rohm & Haas Co.	48,729	2,258,102
Sigma Aldrich Corp.	17,389	974,480
		44,545,021
Construction Materials - 0.1%
Vulcan Materials Co.	25,787	1,675,897
Containers & Packaging - 0.2%
Ball Corp.	27,818	1,000,335
Bemis Co., Inc. (d)	27,059	718,146
Pactiv Corp. (a)	37,683	813,199
Sealed Air Corp. (a)	21,137	1,052,411
Temple-Inland, Inc.	31,434	1,167,773
		4,751,864
Metals & Mining - 0.6%
Alcoa, Inc. (d)	220,229	5,754,584
Allegheny Technologies, Inc. (d)	22,667	500,034
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	45,372	1,698,728
Newmont Mining Corp.	112,606	4,395,012
Nucor Corp.	40,452	1,845,420
Phelps Dodge Corp.	24,464	2,262,920
United States Steel Corp. (d)	28,834	991,025
		17,447,723
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	65,688	2,088,878
International Paper Co. (d)	123,856	3,741,690
Louisiana-Pacific Corp.	27,992	688,043
MeadWestvaco Corp.	47,070	1,319,843
Weyerhaeuser Co.	61,839	3,936,052
		11,774,506
TOTAL MATERIALS		80,195,011
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
ALLTEL Corp. (d)	82,589	$ 5,143,643
AT&T Corp.	202,314	3,852,059
BellSouth Corp. (d)	462,361	12,284,932
CenturyTel, Inc.	33,152	1,148,054
Citizens Communications Co.	86,005	1,155,907
Qwest Communications International, Inc. (a)	422,244	1,566,525
SBC Communications, Inc.	834,088	19,809,590
Sprint Corp.	373,657	9,375,054
Verizon Communications, Inc.	698,753	24,141,916
		78,477,680
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	284,177	9,181,759
TOTAL TELECOMMUNICATION SERVICES		87,659,439
UTILITIES - 3.4%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	41,043	1,035,104
Ameren Corp.	51,338	2,838,991
American Electric Power Co., Inc.	96,971	3,575,321
CenterPoint Energy, Inc.	73,355	969,020
Cinergy Corp.	50,081	2,244,630
Consolidated Edison, Inc.	61,388	2,875,414
DTE Energy Co.	43,982	2,057,038
Edison International	82,272	3,336,130
Entergy Corp.	53,533	4,044,418
Exelon Corp.	168,968	8,673,127
FirstEnergy Corp.	83,289	4,007,034
FPL Group, Inc.	98,975	4,162,889
PG&E Corp.	93,453	3,508,226
Pinnacle West Capital Corp.	24,835	1,103,916
PPL Corp.	47,916	2,845,252
Progress Energy, Inc.	62,796	2,840,891
Southern Co.	187,952	6,516,296
TECO Energy, Inc.	52,265	988,331
Xcel Energy, Inc.	101,577	1,982,783
		59,604,811
Gas Utilities - 0.2%
KeySpan Corp.	43,671	1,777,410
Nicor, Inc.	11,145	458,840
NiSource, Inc.	68,646	1,697,616
Peoples Energy Corp.	9,600	417,216
		4,351,082
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	164,937	2,701,668
Calpine Corp. (a)(d)	135,857	461,914
Constellation Energy Group, Inc.	44,829	2,586,185

	Shares	Value (Note 1)
Duke Energy Corp. (d)	234,009	$ 6,957,088
Dynegy, Inc. Class A (a)	83,829	407,409
TXU Corp.	60,523	5,028,856
		18,143,120
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	55,246	832,005
Dominion Resources, Inc.	85,981	6,310,146
Public Service Enterprise Group, Inc.	60,282	3,666,351
Sempra Energy	60,418	2,495,868
		13,304,370
TOTAL UTILITIES		95,403,383
TOTAL COMMON STOCKS (Cost $1,765,414,232)		2,749,889,704
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.99% to 3% 9/22/05 (e) (Cost $2,979,222)	$ 3,000,000	2,979,192
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 3.21% (b)	26,607,601	26,607,601
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	58,148,769	58,148,769
TOTAL MONEY MARKET FUNDS (Cost $84,756,370)		84,756,370
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,853,149,824)		2,837,625,266
NET OTHER ASSETS - (1.5)%		(42,527,189)
NET ASSETS - 100%		$ 2,795,098,077
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 S&P 500 E-Mini Index Contracts	Sept. 2005	$ 119,550	$ (1,242)
108 S&P 500 Index Contracts	Sept. 2005	32,278,500	(125,488)
TOTAL EQUITY INDEX CONTRACTS		$ 32,398,050	$ (126,730)

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,979,192.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $193,155,855 of which $36,404,491, $122,807,204 and $33,944,160 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,841,904) (cost $1,853,149,824) - See accompanying schedule		$ 2,837,625,266
Cash		17,696
Receivable for fund shares sold		13,509,256
Dividends receivable		3,308,029
Interest receivable		54,559
Other affiliated receivables		4,943
Other receivables		31,388
Total assets		2,854,551,137

Liabilities
Payable for fund shares redeemed	$ 810,695
Accrued management fee	234,619
Distribution fees payable	28,527
Payable for daily variation on futures contracts	200,480
Other affiliated payables	29,673
Other payables and accrued expenses	297
Collateral on securities loaned, at value	58,148,769
Total liabilities		59,453,060

Net Assets		$ 2,795,098,077
Net Assets consist of:
Paid in capital		$ 1,966,078,955
Undistributed net investment income		22,793,180
Accumulated undistributed net realized gain (loss) on investments		(178,122,770)
Net unrealized appreciation (depreciation) on investments		984,348,712
Net Assets		$ 2,795,098,077
Initial Class: Net Asset Value, offering price and redemption price per share ($2,637,362,067 ÷ 19,653,055 shares)		$ 134.20
Service Class: Net Asset Value, offering price and redemption price per share ($24,011,084 ÷ 179,341 shares)		$ 133.89
Service Class 2: Net Asset Value, offering price and redemption price per share ($133,724,926 ÷ 1,003,721 shares)		$ 133.23

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 24,983,123
Interest		229,973
Security lending		78,071
Total income		25,291,167

Expenses
Management fee	$ 2,064,541
Transfer agent fees	314,841
Distribution fees	156,164
Accounting and security lending fees	120,267
Independent trustees' compensation	6,398
Appreciation in deferred trustee compensation account	1,368
Custodian fees and expenses	11,438
Audit	9,692
Legal	219
Miscellaneous	59,934
Total expenses before reductions	2,744,862
Expense reductions	(326,584)	2,418,278
Net investment income (loss)		22,872,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	17,059,958
Futures contracts	235,513
Total net realized gain (loss)		17,295,471
Change in net unrealized appreciation (depreciation) on: Investment securities	(65,818,574)
Futures contracts	(330,821)
Total change in net unrealized appreciation (depreciation)		(66,149,395)
Net gain (loss)		(48,853,924)
Net increase (decrease) in net assets resulting from operations		$ (25,981,035)

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,872,889	$ 49,877,022
Net realized gain (loss)	17,295,471	49,126,244
Change in net unrealized appreciation (depreciation)	(66,149,395)	190,069,405
Net increase (decrease) in net assets resulting from operations	(25,981,035)	289,072,671
Distributions to shareholders from net investment income	(49,776,020)	(40,638,037)
Share transactions - net increase (decrease)	(36,637,885)	(452,730,560)
Total increase (decrease) in net assets	(112,394,940)	(204,295,926)

Net Assets
Beginning of period	2,907,493,017	3,111,788,943
End of period (including undistributed net investment income of $22,793,180 and undistributed net investment income of $49,696,311, respectively)	$ 2,795,098,077	$ 2,907,493,017
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	618,192	21,664	310,478
Reinvested	353,180	2,945	13,056
Redeemed	(1,486,038)	(14,226)	(95,551)
Net increase (decrease)	(514,666)	10,383	227,983

Dollars Sold	$ 82,592,695	$ 2,890,795	$ 41,201,532
Reinvested	47,629,865	396,447	1,749,708
Redeemed	(198,574,207)	(1,917,073)	(12,607,647)
Net increase (decrease)	$ (68,351,647)	$ 1,370,169	$ 30,343,593

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	1,899,337	63,065	511,841
Reinvested	308,386	1,581	6,195
Redeemed	(6,074,596)	(18,076)	(259,750)
Net increase (decrease)	(3,866,873)	46,570	258,286

Dollars Sold	$ 242,942,892	$ 7,949,025	$ 65,071,581
Reinvested	39,642,996	202,925	792,116
Redeemed	(774,302,513)	(2,314,988)	(32,714,594)
Net increase (decrease)	$ (491,716,625)	$ 5,836,962	$ 33,149,103

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 47,629,865	$ 396,447	$ 1,749,708

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,642,996	$ 202,925	$ 792,116

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53	$ 167.41
Income from Investment Operations
Net investment income (loss) E	1.10	2.18 F	1.63	1.51	1.48	1.51
Net realized and unrealized gain (loss)	(2.27)	11.10	26.18	(30.18)	(19.34)	(16.99)
Total from investment operations	(1.17)	13.28	27.81	(28.67)	(17.86)	(15.48)
Distributions from net investment income	(2.39)	(1.65)	(1.60)	(1.49)	(1.59)	(1.67)
Distributions from net realized gain	-	-	-	-	-	(.73)
Total distributions	(2.39)	(1.65)	(1.60)	(1.49)	(1.59)	(2.40)
Net asset value, end of period	$ 134.20	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Total Return B, C, D	(.86)%	10.62%	28.41%	(22.25)%	(12.09)%	(9.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	.18% A	.35%	.34%	.33%	.35%	.33%
Expenses net of voluntary waivers, if any	.16% A	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.16% A	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.64% A	1.71%	1.50%	1.34%	1.09%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,637,362	$ 2,778,226	$ 3,031,540	$ 2,497,252	$ 3,475,357	$ 4,148,728
Portfolio turnover rate	4% A	5%	6%	7%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income (loss) E	1.03	2.05 F	1.54	1.34	1.24	.65
Net realized and unrealized gain (loss)	(2.26)	11.07	26.11	(30.07)	(19.23)	(17.88)
Total from investment operations	(1.23)	13.12	27.65	(28.73)	(17.99)	(17.23)
Distributions from net investment income	(2.29)	(1.57)	(1.53)	(1.47)	(1.53)	-
Net asset value, end of period	$ 133.89	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Total Return B, C, D	(.90)%	10.51%	28.27%	(22.32)%	(12.18)%	(10.34)%
Ratios to Average Net Assets H
Expenses before expense reductions	.29% A	.47%	.46%	.47%	.56%	.43% A
Expenses net of voluntary waivers, if any	.26% A	.38%	.38%	.38%	.38%	.38% A
Expenses net of all reductions	.26% A	.38%	.38%	.38%	.38%	.38% A
Net investment income (loss)	1.54% A	1.61%	1.40%	1.24%	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,011	$ 23,216	$ 15,404	$ 7,494	$ 3,278	$ 90
Portfolio turnover rate	4% A	5%	6%	7%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G For the period July 7, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income (loss) E	.92	1.85 F	1.37	1.19	1.09	1.04
Net realized and unrealized gain (loss)	(2.25)	11.01	26.03	(30.00)	(19.23)	(12.71)
Total from investment operations	(1.33)	12.86	27.40	(28.81)	(18.14)	(11.67)
Distributions from net investment income	(2.15)	(1.46)	(1.38)	(1.33)	(1.61)	(1.67)
Distributions from net realized gain	-	-	-	-	-	(.73)
Total distributions	(2.15)	(1.46)	(1.38)	(1.33)	(1.61)	(2.40)
Net asset value, end of period	$ 133.23	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Total Return B, C, D	(.98)%	10.34%	28.09%	(22.45)%	(12.31)%	(7.21)%
Ratios to Average Net Assets H
Expenses before expense reductions	.44% A	.61%	.60%	.60%	.61%	.76% A
Expenses net of voluntary waivers, if any	.41% A	.53%	.53%	.53%	.53%	.53% A
Expenses net of all reductions	.41% A	.53%	.53%	.53%	.53%	.53% A
Net investment income (loss)	1.39% A	1.46%	1.25%	1.09%	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,725	$ 106,051	$ 64,844	$ 31,035	$ 19,338	$ 323
Portfolio turnover rate	4% A	5%	6%	7%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G For the period January 12, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Index 500 Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Index 500 Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,186,618,408
Unrealized depreciation	(209,341,147)
Net unrealized appreciation (depreciation)	$ 977,277,261
Cost for federal income tax purposes	$ 1,860,348,005

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $60,904,741 and $143,923,363, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. From January 1, 2005, through February 28, 2005, the management fee was based on an annual rate of .24% of the fund's average net assets. Effective March 1, 2005, an amendment to the management contract was approved by the Board of Trustees lowering the management fee from ..24% to .10% of the fund's average net assets. Under the amended contract, FMR pays all other expenses, except distribution and service fees, the fees and expenses of the Independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 11,595
Service Class 2	144,569
$ 156,164

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 297,716
Service Class	3,204
Service Class 2	13,921
$ 314,841

Effective March 1, 2005, FMR pays these fees.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective March 1, 2005, FMR pays these fees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $202,438 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	.28%	$ 308,669
Service Class	.38%	3,314
Service Class 2.53%		14,601
		$ 326,584

Effective March 1, 2005, the expense limitations were eliminated in conjunction with the amended management contract.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 35% of the total outstanding shares of the fund.

Index 500 Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Index 500 Portfolio

On February 17, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve an amendment to the management contract (the Amendment) for the fund, effective March 1, 2005. The Amendment lowered the management fee from 0.24% to 0.10% of the fund's average daily net assets. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amendment for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider the fund's investment performance in its decision to approve the Amendment, as the arrangement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations. The Board also considered that the Amendment could reasonably be expected to enhance the fund's ability to track the relevant index by reducing fund expenses.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Expenses. The Board considered that the Amendment reduces the fund's management fee from 0.24% to 0.10% of the fund's average daily net assets. The Board noted that the Amendment also provides that FMR must pay all other fund-level expenses allocated to the fund, excluding interest, taxes, securities lending costs, brokerage commissions, independent Trustees' fees, and extraordinary expenses.

In connection with its review of the fund's total expenses, the Board considered the fund's management fee as well as the fund's non-management expenses, such as transfer agent fees. The Board also considered the management fees and total expenses of similar funds offered by other fund companies. At its meeting, the Board approved an expense contract that obliges FMR to pay all class-level expenses of the fund's existing classes of shareholders, excluding 12b-1 fees. The Board noted that the new contractual expense limits may not be increased without the approval of the Board and the applicable class's shareholders.

Based on its review, the Board concluded that the fund's management fee and total expense arrangements were positive factors in its consideration of approving the fund's Amendment.

Costs of the Services and Profitability. Because the Board was approving an arrangement that lowers the management fee that the fund pays FMR, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement. The Board noted FMR's assertion that lowering the total expenses of each class of the fund from 0.28%, 0.38%, and 0.53%, to 0.10%, 0.20%, and 0.35% for Initial Class, Service Class, and Service Class 2, respectively, would significantly reduce Fidelity's profitability.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of the Amendment because the arrangement lowers the fund's management fee and, under the expense contracts, FMR will bear all class-level expenses of the fund's existing classes of shareholders, excluding 12b-1 fees. The Board noted that the reduction in management fee and in total expenses delivered significant economies to fund shareholders, but it did not conclude whether the delivery of such economies was related to scale in terms of either growth in fund assets or Fidelity's costs.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the amended advisory fee structure is fair and reasonable, and that the fund's Amendment should be approved.

Semiannual Report

Index 500 Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIDX-SANN-0805
1.705630.107

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,022.70	$ 2.66**
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66**
Service Class
Actual	$ 1,000.00	$ 1,022.40	$ 3.16**
HypotheticalA	$ 1,000.00	$ 1,021.67	$ 3.16**
Service Class 2
Actual	$ 1,000.00	$ 1,021.40	$ 3.91**
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.53%**
Service Class	.63%**
Service Class 2	.78%**

Semiannual Report

Fidelity Variable Insurance Products Fund: Investment Grade Bond Portfolio

Shareholder Expense Example - continued

** If contractual expense reductions, effective June 1, 2005, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Initial Class	.45%
Actual		$ 2.26
HypotheticalA		$ 2.26
Service Class	.55%
Actual		$ 2.76
HypotheticalA		$ 2.76
Service Class 2.70%
Actual		$ 3.51
HypotheticalA		$ 3.51

A 5% return per year before expenses

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Changes

Quality Diversification (% of fund's net assets)
As of June 30, 2005*	As of December 31, 2004**
U.S. Government and U.S. Government Agency Obligations 60.9%	U.S. Government and U.S. Government Agency Obligations 53.7%
AAA 10.3%	AAA 6.9%
AA 4.9%	AA 4.7%
A 7.9%	A 9.0%
BBB 13.0%	BBB 13.8%
BB and Below 1.3%	BB and Below 0.9%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 10.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Average Years to Maturity as of June 30, 2005
6 months ago
Years	5.8	4.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2005
6 months ago
Years	3.9	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2005*		As of December 31, 2004**
	Corporate Bonds 17.8%		Corporate Bonds 19.7%
	U.S. Government and U.S. Government Agency Obligations 60.9%		U.S. Government and U.S. Government Agency Obligations 53.7%
	Asset-Backed Securities 8.3%		Asset-Backed Securities 7.0%
	CMOs and Other Mortgage Related Securities 9.9%		CMOs and Other Mortgage Related Securities 7.2%
	Other Investments 1.5%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 10.9%
* Foreign investments	5.4%	** Foreign investments	5.9%
* Futures and Swaps	16.2%	** Futures and Swaps	8.9%

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.3%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.7%
Ford Motor Co.:
6.625% 10/1/28	$ 690,000	$ 541,271
7.45% 7/16/31	4,675,000	3,902,765
General Motors Corp. 8.375% 7/15/33	9,160,000	7,648,600
		12,092,636
Media - 1.4%
AOL Time Warner, Inc. 7.625% 4/15/31	1,000,000	1,248,889
Cox Communications, Inc.:
7.125% 10/1/12	785,000	880,316
7.75% 11/1/10	3,350,000	3,793,071
Liberty Media Corp.:
5.7% 5/15/13	2,500,000	2,325,258
8.25% 2/1/30	2,465,000	2,452,172
News America Holdings, Inc. 7.75% 12/1/45	1,190,000	1,457,965
News America, Inc. 6.2% 12/15/34	2,310,000	2,424,329
Time Warner Entertainment Co. LP 8.375% 7/15/33	5,000,000	6,636,005
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,944,389
		23,162,394
TOTAL CONSUMER DISCRETIONARY		35,255,030
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	1,860,000	1,867,274
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	495,000	553,954
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,721,923
		3,275,877
TOTAL CONSUMER STAPLES		5,143,151
ENERGY - 2.3%
Energy Equipment & Services - 0.3%
Petronas Capital Ltd. 7% 5/22/12 (a)	4,320,000	4,937,665
Oil, Gas & Consumable Fuels - 2.0%
Amerada Hess Corp.:
6.65% 8/15/11	710,000	781,299
7.125% 3/15/33	1,145,000	1,358,098
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	5,050,000	5,606,475
Enterprise Products Operating LP 5.75% 3/1/35 (a)	1,500,000	1,464,431

	Principal Amount	Value (Note 1)
Kerr-McGee Corp. 6.95% 7/1/24	$ 1,000,000	$ 1,033,273
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	600,000	606,854
5.8% 3/15/35	1,500,000	1,510,475
Nexen, Inc. 5.875% 3/10/35	2,740,000	2,784,692
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,767,940
6.625% 6/15/35 (a)	3,405,000	3,345,413
7.375% 12/15/14	2,000,000	2,243,000
7.875% 2/1/09 (e)	1,200,000	1,311,000
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,370,000	5,202,048
Williams Companies, Inc.:
7.125% 9/1/11	1,055,000	1,139,400
7.5% 1/15/31	505,000	546,663
		32,701,061
TOTAL ENERGY		37,638,726
FINANCIALS - 6.7%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,374,326
5.7% 9/1/12	2,935,000	3,122,902
6.125% 2/15/33	4,225,000	4,618,952
Lazard LLC 7.125% 5/15/15 (a)	2,815,000	2,839,595
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,985,000	4,972,627
Morgan Stanley 6.6% 4/1/12	5,695,000	6,331,718
		25,260,120
Commercial Banks - 0.9%
Bank of America Corp. 7.4% 1/15/11	5,680,000	6,500,641
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,595,913
Korea Development Bank 3.875% 3/2/09	3,500,000	3,441,659
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,547,123
Wachovia Bank NA 4.875% 2/1/15	1,455,000	1,482,136
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,032,675
		15,600,147
Consumer Finance - 0.8%
Capital One Financial Corp. 4.8% 2/21/12	700,000	696,421
Ford Motor Credit Co. 7.375% 2/1/11	2,500,000	2,435,260
Household Finance Corp. 4.125% 11/16/09	2,085,000	2,062,463
Household International, Inc. 8.875% 2/15/08	3,775,000	3,882,051
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
MBNA Corp.:
6.25% 1/17/07	$ 1,905,000	$ 1,965,589
7.5% 3/15/12	1,205,000	1,404,553
		12,446,337
Diversified Financial Services - 0.9%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,502,718
JPMorgan Chase & Co.:
5.75% 1/2/13	3,500,000	3,749,935
6.75% 2/1/11	6,155,000	6,806,815
Prime Property Funding II, Inc. 5.125% 6/1/15 (a)	2,230,000	2,229,068
		15,288,536
Insurance - 0.4%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,505,000	1,558,616
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	3,109,000	3,370,862
Principal Life Global Funding I 6.25% 2/15/12 (a)	1,350,000	1,489,242
		6,418,720
Real Estate - 1.7%
Archstone Smith Operating Trust 5.25% 5/1/15	1,500,000	1,531,055
Arden Realty LP 7% 11/15/07	5,000,000	5,305,930
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,342,224
Developers Diversified Realty Corp.:
5% 5/3/10	1,625,000	1,637,383
5.25% 4/15/11	925,000	939,637
EOP Operating LP:
4.65% 10/1/10	6,570,000	6,554,370
7% 7/15/11	1,725,000	1,912,796
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,089,888
Simon Property Group LP:
5.1% 6/15/15 (a)	2,120,000	2,114,000
5.625% 8/15/14	2,985,000	3,113,051
		28,540,334
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	1,435,000	1,383,948
Independence Community Bank Corp. 3.75% 4/1/14 (e)	1,490,000	1,436,393

	Principal Amount	Value (Note 1)
Residential Capital Corp. 6.375% 6/30/10 (a)	$ 2,830,000	$ 2,843,839
Washington Mutual, Inc. 4.375% 1/15/08	2,330,000	2,336,543
		8,000,723
TOTAL FINANCIALS		111,554,917
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,445,000	2,212,725
7.45% 5/1/34 (a)	840,000	714,000
		2,926,725
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	280,404	287,059
6.978% 10/1/12	676,746	699,144
7.024% 4/15/11	1,450,000	1,498,385
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	3,414,727	2,851,297
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	1,290,000	1,215,825
7.57% 11/18/10	1,335,000	1,255,924
7.92% 5/18/12	3,700,000	2,035,000
		9,842,634
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	830,000	901,116
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (a)	1,630,000	1,917,835
		2,818,951
TOTAL INDUSTRIALS		15,588,310
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T Broadband Corp. 8.375% 3/15/13	1,500,000	1,829,027
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,478,173
BellSouth Corp. 5.2% 9/15/14	2,285,000	2,354,864
British Telecommunications PLC 8.875% 12/15/30	3,000,000	4,234,962
Deutsche Telekom International Finance BV 8.75% 6/15/30	3,250,000	4,400,432
SBC Communications, Inc. 6.45% 6/15/34	2,995,000	3,367,335
Sprint Capital Corp. 6.875% 11/15/28	3,040,000	3,489,561
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4.95% 9/30/14 (a)	$ 1,175,000	$ 1,163,420
5.25% 11/15/13	4,500,000	4,568,423
Verizon Global Funding Corp.:
7.25% 12/1/10	1,745,000	1,977,973
7.75% 12/1/30	5,000,000	6,456,245
Verizon New York, Inc. 6.875% 4/1/12	745,000	823,354
		37,143,769
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 4.125% 3/1/09	1,585,000	1,552,054
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,070,000	1,243,518
		2,795,572
TOTAL TELECOMMUNICATION SERVICES		39,939,341
UTILITIES - 2.5%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,260,000	3,428,653
Duke Capital LLC:
6.25% 2/15/13	805,000	869,016
6.75% 2/15/32	4,610,000	5,168,432
Exelon Corp.:
4.9% 6/15/15	2,140,000	2,147,627
5.625% 6/15/35	935,000	942,549
6.75% 5/1/11	1,255,000	1,393,721
FirstEnergy Corp. 6.45% 11/15/11	2,115,000	2,310,904
Monongahela Power Co. 5% 10/1/06	2,260,000	2,278,292
Progress Energy, Inc. 7.1% 3/1/11	4,660,000	5,191,082
TXU Energy Co. LLC 7% 3/15/13	4,525,000	5,046,425
		28,776,701
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	2,370,000	2,673,526
TXU Corp. 5.55% 11/15/14 (a)	980,000	950,459
		3,623,985
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10	2,355,000	2,369,293
5.95% 6/15/35	2,690,000	2,786,334

	Principal Amount	Value (Note 1)
6.25% 6/30/12	$ 2,275,000	$ 2,469,594
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	1,605,000	1,704,858
		9,330,079
TOTAL UTILITIES		41,730,765
TOTAL NONCONVERTIBLE BONDS (Cost $277,522,115)		286,850,240
U.S. Government and Government Agency Obligations - 20.6%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,159,173
3.25% 1/15/08	8,515,000	8,397,817
4.625% 5/1/13	12,000,000	12,143,448
5.25% 8/1/12	10,000,000	10,540,470
5.5% 3/15/11	13,505,000	14,486,125
Freddie Mac:
4% 6/12/13	4,640,000	4,511,472
5.75% 1/15/12	7,740,000	8,467,591
5.875% 3/21/11	6,035,000	6,507,070
6.625% 9/15/09	3,000,000	3,302,913
6.75% 3/15/31	2,459,000	3,255,559
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	315,089	323,404
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	1,193	1,209
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	944	957
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		74,097,208
U.S. Treasury Inflation Protected Obligations - 5.2%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	20,643,000	22,596,818
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	15,404,700	15,024,389
2% 1/15/14	47,382,300	48,805,619
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		86,426,826
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 10.9%
U.S. Treasury Bonds 6.25% 5/15/30	$ 25,610,000	$ 33,358,024
U.S. Treasury Notes:
3.125% 1/31/07	50,195,000	49,798,911
3.375% 10/15/09	20,000,000	19,718,760
3.625% 4/30/07	42,989,000	42,965,485
4.25% 8/15/13	20,417,000	20,927,425
4.75% 5/15/14	10,810,000	11,470,426
6.5% 2/15/10	2,500,000	2,789,943
TOTAL U.S. TREASURY OBLIGATIONS		181,028,974
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $331,699,959)		341,553,008
U.S. Government Agency - Mortgage Securities - 37.2%

Fannie Mae - 33.2%
3.463% 4/1/34 (e)	675,011	676,671
3.737% 1/1/35 (e)	426,833	425,300
3.753% 10/1/33 (e)	277,009	274,902
3.786% 12/1/34 (e)	348,646	346,948
3.797% 6/1/34 (e)	1,189,152	1,172,162
3.827% 12/1/34 (e)	88,382	88,173
3.83% 1/1/35 (e)	289,065	288,527
3.836% 6/1/33 (e)	218,374	216,577
3.84% 1/1/35 (e)	790,904	793,162
3.87% 1/1/35 (e)	467,607	467,103
3.913% 12/1/34 (e)	259,750	259,222
3.941% 10/1/34 (e)	365,166	364,771
3.98% 1/1/35 (e)	380,059	378,894
3.984% 5/1/33 (e)	96,137	96,262
3.987% 12/1/34 (e)	337,507	336,230
4% 8/1/18 to 10/1/18	1,351,998	1,326,226
4% 7/1/20 (b)	33,309,930	32,612,503
4% 1/1/35 (e)	225,310	224,501
4.017% 12/1/34 (e)	1,889,963	1,898,826
4.021% 12/1/34 (e)	286,577	285,561
4.023% 2/1/35 (e)	263,294	262,669
4.029% 1/1/35 (e)	119,957	120,175
4.037% 12/1/34 (e)	181,061	181,826
4.048% 1/1/35 (e)	252,977	252,266
4.052% 2/1/35 (e)	254,482	254,100
4.055% 10/1/18 (e)	291,995	291,065
4.057% 5/1/34 (e)	111,799	111,655
4.072% 12/1/34 (e)	500,269	502,770
4.079% 4/1/33 (e)	98,532	99,020
4.105% 1/1/35 (e)	561,693	565,169
4.115% 2/1/35 (e)	188,993	189,318

	Principal Amount	Value (Note 1)
4.118% 1/1/35 (e)	$ 523,469	$ 524,148
4.118% 2/1/35 (e)	185,971	186,565
4.12% 2/1/35 (e)	477,909	479,107
4.127% 1/1/35 (e)	553,778	558,270
4.128% 2/1/35 (e)	991,793	993,829
4.144% 1/1/35 (e)	742,943	748,571
4.145% 2/1/35 (e)	608,500	611,977
4.151% 1/1/35 (e)	912,525	915,265
4.162% 2/1/35 (e)	467,998	469,787
4.17% 11/1/34 (e)	454,529	455,047
4.197% 1/1/35 (e)	442,459	444,781
4.2% 1/1/35 (e)	1,017,395	1,027,085
4.202% 1/1/35 (e)	536,884	535,606
4.23% 11/1/34 (e)	147,658	148,495
4.232% 3/1/34 (e)	247,542	248,139
4.25% 2/1/35 (e)	269,080	267,909
4.269% 10/1/34 (e)	734,891	743,153
4.293% 3/1/35 (e)	258,637	260,227
4.302% 1/1/35 (e)	361,794	361,576
4.305% 8/1/33 (e)	603,357	609,272
4.305% 7/1/34 (e)	257,001	259,586
4.318% 3/1/33 (e)	142,317	142,070
4.319% 5/1/35 (e)	414,720	417,026
4.324% 12/1/34 (e)	186,272	187,600
4.349% 2/1/35 (e)	187,886	188,597
4.351% 1/1/35 (e)	262,641	262,588
4.357% 1/1/35 (e)	290,032	291,938
4.368% 2/1/34 (e)	699,118	700,639
4.4% 2/1/35 (e)	443,745	444,127
4.409% 5/1/35 (e)	815,000	815,383
4.455% 3/1/35 (e)	374,839	375,205
4.479% 4/1/34 (e)	487,839	490,554
4.484% 10/1/34 (e)	1,624,940	1,640,000
4.493% 8/1/34 (e)	957,653	964,836
4.499% 3/1/35 (e)	856,596	859,025
4.5% 11/1/19 to 3/1/35	43,845,099	43,384,145
4.5% 7/1/20 (b)	42,000,000	41,776,875
4.5% 5/1/35 (e)	296,608	299,515
4.508% 1/1/35 (e)	498,362	504,460
4.53% 3/1/35 (e)	785,461	788,897
4.549% 8/1/34 (e)	610,012	618,315
4.568% 2/1/35 (e)	1,943,388	1,966,197
4.57% 2/1/35 (e)	306,327	308,937
4.587% 2/1/35 (e)	2,512,304	2,536,695
4.625% 2/1/35 (e)	862,537	867,085
4.639% 2/1/35 (e)	233,061	236,612
4.67% 11/1/34 (e)	994,729	1,003,512
4.694% 11/1/34 (e)	1,011,163	1,019,463
4.725% 3/1/35 (e)	2,541,699	2,579,864
4.742% 3/1/35 (e)	485,235	489,727
4.748% 7/1/34 (e)	892,588	895,223
4.815% 12/1/32 (e)	437,820	443,224
5% 10/1/17 to 6/1/34	48,619,653	49,084,066
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5% 7/1/20 (b)	$ 3,860,997	$ 3,900,814
5% 7/1/35 (b)	64,364,782	64,344,668
5% 8/1/35 (b)	12,837,916	12,805,821
5.5% 6/1/09 to 10/1/34	66,899,198	68,270,146
5.5% 7/1/35 (b)	94,591,299	95,803,243
6% 2/1/13 to 3/1/33	28,341,104	29,190,634
6% 7/1/35 (b)	339,133	347,505
6.5% 6/1/15 to 2/1/33	56,285,428	58,494,874
7% 3/1/15 to 8/1/32	1,173,759	1,240,635
7.5% 8/1/08 to 11/1/31	2,521,749	2,698,574
8% 3/1/30	2,112	2,271
8.5% 3/1/25 to 6/1/25	3,237	3,534
TOTAL FANNIE MAE		549,896,068
Freddie Mac - 2.9%
4% 2/1/20 to 6/1/20	29,997,015	29,343,854
4.106% 12/1/34 (e)	323,456	323,295
4.13% 12/1/34 (e)	476,787	476,472
4.232% 1/1/35 (e)	1,450,944	1,451,521
4.307% 3/1/35 (e)	389,524	388,776
4.307% 5/1/35 (e)	707,666	709,775
4.314% 12/1/34 (e)	386,601	385,839
4.37% 3/1/35 (e)	566,179	565,272
4.401% 2/1/35 (e)	787,279	786,049
4.434% 2/1/35 (e)	902,740	905,984
4.441% 2/1/34 (e)	463,986	465,927
4.444% 3/1/35 (e)	371,897	371,127
4.491% 3/1/35 (e)	1,057,243	1,059,184
4.497% 6/1/35 (e)	600,000	604,938
4.498% 3/1/35 (e)	2,675,000	2,683,359
4.504% 3/1/35 (e)	424,766	424,551
4.564% 2/1/35 (e)	633,666	635,498
5.034% 4/1/35 (e)	2,361,052	2,397,246
5.098% 8/1/33 (e)	191,982	195,684
6% 5/1/33	3,902,786	4,012,049
8.5% 3/1/20 to 1/1/28	332,927	362,857
TOTAL FREDDIE MAC		48,549,257
Government National Mortgage Association - 1.1%
6% 8/15/08 to 8/15/29	4,569,466	4,720,238
6.5% 10/15/27 to 9/15/32	1,760,771	1,843,911
7% 1/15/28 to 11/15/32	9,295,589	9,848,703

	Principal Amount	Value (Note 1)
7.5% 3/15/06 to 10/15/28	$ 701,761	$ 755,306
8% 2/15/17	16,605	17,990
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		17,186,148
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $613,474,388)		615,631,473
Asset-Backed Securities - 3.3%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (e)	650,000	650,263
Class M2, 4.4144% 2/25/34 (e)	725,000	725,383
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (e)	759,658	759,876
AmeriCredit Automobile Receivables Trust Series 2003-BX Class A4B, 3.53% 1/6/10 (e)	1,570,000	1,575,593
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.7444% 4/25/34 (e)	360,000	359,992
Class M2, 3.7944% 4/25/34 (e)	275,000	274,994
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 4.4144% 1/25/32 (e)	240,956	242,091
Argent Securities, Inc. Series 2004-W5 Class M1, 3.9144% 4/25/34 (e)	1,165,000	1,166,429
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 3.8644% 4/25/34 (e)	1,660,000	1,663,688
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 4.02% 7/15/11 (e)	2,230,000	2,267,540
Series 2004-6 Class B, 4.15% 7/16/12	3,005,000	2,995,694
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	4,500,000	4,550,295
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.8144% 5/25/34 (e)	1,525,000	1,527,067
Series 2004-3 Class M1, 3.8144% 6/25/34 (e)	425,000	425,403
Series 2005-1:
Class MV1, 3.7144% 7/25/35 (e)	840,000	839,347
Class MV2, 3.7544% 7/25/35 (e)	1,005,000	1,002,423
Class MV3, 3.7944% 7/25/35 (e)	415,000	414,693
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	$ 1,354,000	$ 1,360,717
Class C, 5.074% 6/15/35 (a)	1,229,000	1,234,857
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	7,000,000	7,120,891
Series 2003-4 Class B1, 3.55% 5/16/11 (e)	2,620,000	2,634,554
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (e)	125,000	125,300
Class M4, 4.2144% 3/25/34 (e)	100,000	100,941
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.8644% 1/25/34 (e)	1,350,000	1,351,842
Class M2, 4.4644% 1/25/34 (e)	1,550,000	1,568,771
GSAMP Trust Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (e)	1,000,000	999,978
Class M2, 4.4144% 1/25/34 (e)	400,000	399,991
Class M3, 4.6144% 1/25/34 (e)	400,000	399,991
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 3.595% 1/18/11 (e)	1,810,000	1,818,850
Series 2003-B5 Class B5, 3.59% 2/15/11 (e)	725,000	730,762
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (e)	625,000	624,987
Class M2, 3.8644% 7/25/34 (e)	100,000	99,998
Class M3, 4.2644% 7/25/34 (e)	225,000	224,995
Class M4, 4.4144% 7/25/34 (e)	150,000	149,997
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 5.3144% 4/25/33 (e)	825,000	835,557
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (e)	695,000	696,661
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 4.3644% 11/25/32 (e)	750,000	755,495
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,150,000	310,051
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 3.8344% 1/25/35 (e)	1,125,000	1,123,115
Class M4, 4.1444% 1/25/35 (e)	3,650,000	3,655,779
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.8444% 3/25/35 (e)	1,180,000	1,180,278

	Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	$ 2,255,000	$ 2,268,908
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (e)	485,000	487,580
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (e)	319,663	319,657
TOTAL ASSET-BACKED SECURITIES (Cost $53,772,958)		54,021,274
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 2.7%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (e)	1,785,625	1,787,508
Series 2005-2 Class 6A2, 3.5944% 6/25/35 (e)	901,559	901,947
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.5944% 1/25/35 (e)	2,701,747	2,701,747
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (e)	686,948	687,664
Impac CMB Trust floater Series 2005-1:
Class M1, 3.7744% 4/25/35 (e)	933,974	932,989
Class M2, 3.8144% 4/25/35 (e)	1,615,775	1,614,576
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	464,855	471,828
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 3.38% 2/25/30 (e)	3,183,079	3,180,640
Series 2005-B Class A2, 3.75% 6/25/30 (e)	2,936,801	2,936,801
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (e)	1,645,000	1,645,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	426,925	435,463
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.64% 6/10/35 (a)(e)	1,192,915	1,215,282
Class B4, 4.84% 6/10/35 (a)(e)	1,067,345	1,086,023
Class B5, 5.44% 6/10/35 (a)(e)	729,272	745,680
Class B6, 5.94% 6/10/35 (a)(e)	429,836	439,507
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	2,157,801	2,157,532
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	$ 2,864,345	$ 2,864,345
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (e)	5,210,713	5,210,713
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (e)	3,778,968	3,752,397
Series 2005-AR12 Class 2A6, 4.322% 7/25/35 (e)	4,080,000	4,063,030
Series 2005-AR4 Class 2A2, 4.5419% 4/25/35 (e)	3,233,471	3,225,835
Series 2005-AR9 Class 2A1, 4.3609% 5/25/35 (e)	1,792,878	1,792,598
TOTAL PRIVATE SPONSOR		43,849,105
U.S. Government Agency - 2.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	5,810,000	5,828,780
4.5% 7/25/18	2,455,000	2,440,163
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,726,316
Series 2677 Class LD, 4.5% 3/15/17	8,240,218	8,233,525
Series 2702 Class WB, 5% 4/15/17	2,947,632	3,007,258
Series 2885 Class PC, 4.5% 3/15/18	2,395,000	2,404,982
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,073,455	1,948,427
TOTAL U.S. GOVERNMENT AGENCY		34,589,451
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,237,437)		78,438,556
Commercial Mortgage Securities - 5.0%
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 3.6844% 1/25/35 (a)(e)	$ 1,933,367	$ 1,936,957
Class A2, 3.7344% 1/25/35 (a)(e)	290,005	290,543
Class M1, 3.8144% 1/25/35 (a)(e)	338,339	338,714
Class M2, 4.3144% 1/25/35 (a)(e)	193,337	193,933
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(e)	1,345,000	1,472,581
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,563,218
COMM:
floater:
Series 2002-FL7 Class D, 3.79% 11/15/14 (a)(e)	735,000	735,557
Series 2003-FL9 Class B, 3.72% 11/15/15 (a)(e)	965,488	968,132
Series 2004-LBN2 Class X2, 1.0847% 3/10/39 (a)(e)(g)	4,873,817	186,877
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 3.54% 11/15/14 (a)(e)	2,500,000	2,501,052
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,179,439
Series 1999-C1 Class A2, 7.29% 9/15/41	3,500,000	3,848,273
Series 2000-C1 Class A2, 7.545% 4/15/62	1,100,000	1,235,723
Series 2004-C1 Class A3, 4.321% 1/15/37	1,505,000	1,498,634
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,899,086
Series 1998-C1 Class C, 6.78% 5/17/40	5,000,000	5,399,835
Series 2001-CKN5 Class AX, 0.9729% 9/15/34 (a)(e)(g)	30,838,967	1,994,381
Series 2004-C1 Class ASP, 0.9379% 1/15/37 (a)(e)(g)	23,268,004	869,195
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,270,000	1,368,770
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,403,706
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	$ 500,000	$ 512,906
Class C1, 7.52% 5/15/06 (a)	500,000	513,250
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	4,021,204	4,424,028
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,384,369	3,424,282
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,884,857
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,228,965
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	1,995,000	2,220,219
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,186,635
Series 1998-GLII Class E, 7.1906% 4/13/31 (e)	245,000	258,017
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,217,573
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,492,911
Series 2001-C3 Class A1, 6.058% 6/15/20	5,002,720	5,212,092
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	2,600,000	2,439,060
Class C, 4.13% 11/20/37 (a)	2,600,000	2,343,120
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,465,407
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (a)(e)(g)	19,175,000	992,456
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,633,623
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,452,980
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	2,385,000	2,400,831
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $81,411,010)		83,187,818
Foreign Government and Government Agency Obligations - 1.4%
	Principal Amount	Value (Note 1)
Chilean Republic 7.125% 1/11/12	$ 3,470,000	$ 3,989,112
Israeli State 4.625% 6/15/13	725,000	718,203
Korean Republic 4.875% 9/22/14	840,000	853,091
United Mexican States:
5.875% 1/15/14	915,000	954,803
6.75% 9/27/34	5,645,000	5,983,700
7.5% 4/8/33	8,587,000	9,896,518
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,196,489)		22,395,427
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,931,407
Fixed-Income Funds - 14.5%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $239,752,508)	2,411,882	239,982,249
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $173,538,000) (h)	$ 173,554,506	173,538,000
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $1,871,311,412)		1,897,529,452
NET OTHER ASSETS - (14.7)%		(242,634,844)
NET ASSETS - 100%		$ 1,654,894,608
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (d)

	June 2010	$ 10,000,000	$ (88,610)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (c)	March 2010	8,000,000	(30,015)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (d)	June 2015	17,000,000	(255,228)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (c)	March 2015	8,000,000	(81,614)

	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 1,800,000	$ 5,316
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	700,000	2,068
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	6,579
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	4,000,000	19,568
TOTAL CREDIT DEFAULT SWAP		50,900,000	(421,936)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	$ 26,000,000	$ (79,957)
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(55,570)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	8,000,000	102,667
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	8,000,000	301,680
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	90,000,000	(1,300,689)
TOTAL INTEREST RATE SWAP		174,000,000	(1,031,869)
Total Return Swap
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	10,000,000	8,839

	Expiration Date	Notional Amount	Value
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	$ 10,000,000	$ 0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	10,000,000	92,287
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	10,000,000	200,039
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	10,000,000	248,824
TOTAL TOTAL RETURN SWAP		50,000,000	549,989
		$ 274,900,000	$ (903,816)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,900,489 or 4.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(d) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$173,538,000 due 7/1/05 at 3.42%
Banc of America Securities LLC.	$ 49,866,397
Bank of America, National Association	12,704,814
Barclays Capital Inc.	31,762,036
Countrywide Securities Corporation	12,704,814
Credit Suisse First Boston LLC	9,528,611
Goldman Sachs & Co.	3,176,204
Morgan Stanley & Co. Incorporated.	36,685,151
UBS Securities LLC	12,704,814
WestLB AG	4,405,159
$ 173,538,000

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $173,538,000) (cost $1,871,311,412) - See accompanying schedule		$ 1,897,529,452
Commitment to sell securities on a delayed delivery basis	$ (41,089,375)
Receivable for securities sold on a delayed delivery basis	41,133,633	44,258
Receivable for investments sold, regular delivery		3,278,874
Cash		46,762
Receivable for fund shares sold		1,092,541
Interest receivable		11,730,155
Prepaid expenses		3,332
Total assets		1,913,725,374

Liabilities
Payable for investments purchased Regular delivery	$ 4,684,938
Delayed delivery	251,634,118
Payable for fund shares redeemed	750,768
Swap agreements, at value	903,816
Accrued management fee	444,950
Distribution fees payable	53,835
Other affiliated payables	140,857
Other payables and accrued expenses	217,484
Total liabilities		258,830,766

Net Assets		$ 1,654,894,608
Net Assets consist of:
Paid in capital		$ 1,595,464,262
Undistributed net investment income		30,597,319
Accumulated undistributed net realized gain (loss) on investments		3,031,124
Net unrealized appreciation (depreciation) on investments		25,801,903
Net Assets		$ 1,654,894,608

Initial Class: Net Asset Value, offering price and redemption price per share ($1,348,627,148 ÷ 105,637,675 shares)		$ 12.77

Service Class: Net Asset Value, offering price and redemption price per share ($69,331,866 ÷ 5,460,409 shares)		$ 12.70

Service Class 2: Net Asset Value, offering price and redemption price per share ($236,935,594 ÷ 18,808,696 shares)		$ 12.60

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Interest		$ 34,935,761
Security lending		25,840
Total income		34,961,601

Expenses
Management fee	$ 3,296,605
Transfer agent fees	551,536
Distribution fees	290,927
Accounting and security lending fees	289,244
Independent trustees' compensation	3,668
Custodian fees and expenses	38,484
Audit	26,439
Legal	1,079
Miscellaneous	51,168
Total expenses before reductions	4,549,150
Expense reductions	(1,354)	4,547,796
Net investment income		30,413,805
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,793,254
Swap agreements	1,365,383
Total net realized gain (loss)		5,158,637
Change in net unrealized appreciation (depreciation) on: Investment securities	108,117
Swap agreements	(94,345)
Delayed delivery commitments	44,258
Total change in net unrealized appreciation (depreciation)		58,030
Net gain (loss)		5,216,667
Net increase (decrease) in net assets resulting from operations		$ 35,630,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,413,805	$ 57,762,877
Net realized gain (loss)	5,158,637	37,173,175
Change in net unrealized appreciation (depreciation)	58,030	(26,687,390)
Net increase (decrease) in net assets resulting from operations	35,630,472	68,248,662
Distributions to shareholders from net investment income	(58,445,252)	(66,752,508)
Distributions to shareholders from net realized gain	(35,504,454)	(48,129,691)
Total distributions	(93,949,706)	(114,882,199)
Share transactions - net increase (decrease)	101,797,696	(4,083,226)
Total increase (decrease) in net assets	43,478,462	(50,716,763)
Net Assets
Beginning of period	1,611,416,146	1,662,132,909
End of period (including undistributed net investment income of $30,597,319 and undistributed net investment income of $59,329,661, respectively)	$ 1,654,894,608	$ 1,611,416,146
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	4,478,929	2,215,708	4,780,552
Reinvested	6,313,312	257,670	903,256
Redeemed	(8,916,365)	(816,145)	(1,117,023)
Net increase (decrease)	1,875,876	1,657,233	4,566,785

Dollars Sold	$ 57,073,101	$ 28,035,624	$ 59,968,480
Reinvested	79,484,594	3,228,606	11,236,506
Redeemed	(112,958,224)	(10,242,365)	(14,028,626)
Net increase (decrease)	$ 23,599,471	$ 21,021,865	$ 57,176,360

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	8,574,911	3,638,367	8,102,610
Reinvested	8,127,198	133,843	666,249
Redeemed	(24,926,667)	(1,314,273)	(3,077,343)
Net increase (decrease)	(8,224,558)	2,457,937	5,691,516

Dollars Sold	$ 111,904,360	$ 47,309,999	$ 104,259,091
Reinvested	104,678,315	1,715,870	8,488,014
Redeemed	(325,781,316)	(17,025,100)	(39,632,459)
Net increase (decrease)	$ (109,198,641)	$ 32,000,769	$ 73,114,646

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 49,548,838	$ 2,004,690	$ 6,891,724
From net realized gain	29,935,756	1,223,916	4,344,782
Total	$ 79,484,594	$ 3,228,606	$ 11,236,506
	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 60,884,326	$ 1,005,257	$ 4,862,925
From net realized gain	43,793,989	710,613	3,625,089
Total	$ 104,678,315	$ 1,715,870	$ 8,488,014

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2004	2003	2002	2001	2000
Net asset value, beginning of period	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59	$ 12.16
Income from Investment Operations
Net investment income	.241	.476	.467	.610	.685 G	.771
Net realized and unrealized gain (loss) E	.049	.104	.213	.680	.335 G	.499
Total from investment operations	.290	.580	.680	1.290	1.020	1.270
Distributions from net investment income	(.480)	(.570)	(.540)	(.510)	(.690)	(.840)
Distributions from net realized gain	(.290)	(.410)	(.190)	-	-	-
Total distributions	(.770)	(.980)	(.730)	(.510)	(.690)	(.840)
Net asset value, end of period	$ 12.77	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Total Return B, C, D	2.27%	4.46%	5.20%	10.34%	8.46%	11.22%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A	.56%	.54%	.54%	.54%	.54%
Expenses net of voluntary waivers, if any	.53% A	.56%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.53% A	.56%	.54%	.53%	.54%	.54%
Net investment income	3.82% A	3.65%	3.48%	4.71%	5.47% G	6.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,348,627	$ 1,374,972	$ 1,528,417	$ 1,965,036	$ 1,445,925	$ 739,911
Portfolio turnover rate	225% A	170%	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2004	2003	2002	2001	2000 F
Net asset value, beginning of period	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58	$ 11.80
Income from Investment Operations
Net investment income	.232	.456	.448	.591	.674 H	.377
Net realized and unrealized gain (loss) E	.053	.104	.212	.679	.326 H	.403
Total from investment operations	.285	.560	.660	1.270	1.000	.780
Distributions from net investment income	(.475)	(.580)	(.520)	(.500)	(.690)	-
Distributions from net realized gain	(.290)	(.410)	(.190)	-	-	-
Total distributions	(.765)	(.990)	(.710)	(.500)	(.690)	-
Net asset value, end of period	$ 12.70	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Total Return B, C, D	2.24%	4.32%	5.06%	10.20%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.63% A	.66%	.64%	.64%	.64%	.64% A
Expenses net of voluntary waivers, if any	.63% A	.66%	.64%	.64%	.64%	.64% A
Expenses net of all reductions	.63% A	.66%	.64%	.64%	.64%	.64% A
Net investment income	3.72% A	3.54%	3.38%	4.60%	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,332	$ 50,143	$ 18,305	$ 975	$ 115	$ 107
Portfolio turnover rate	225% A	170%	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2004	2003	2002	2001	2000 F
Net asset value, beginning of period	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54	$ 12.06
Income from Investment Operations
Net investment income	.221	.435	.427	.571	.643 H	.686
Net realized and unrealized gain (loss) E	.049	.105	.213	.679	.327 H	.634
Total from investment operations	.270	.540	.640	1.250	.970	1.320
Distributions from net investment income	(.460)	(.550)	(.520)	(.500)	(.690)	(.840)
Distributions from net realized gain	(.290)	(.410)	(.190)	-	-	-
Total distributions	(.750)	(.960)	(.710)	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.60	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Total Return B, C, D	2.14%	4.19%	4.94%	10.09%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.81%	.79%	.79%	.82%	1.75% A
Expenses net of voluntary waivers, if any	.78% A	.81%	.79%	.79%	.82%	1.05% A
Expenses net of all reductions	.78% A	.81%	.79%	.79%	.82%	1.05% A
Net investment income	3.57% A	3.39%	3.23%	4.45%	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,936	$ 186,302	$ 115,411	$ 71,631	$ 18,225	$ 229
Portfolio turnover rate	225% A	170%	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Investment Grade Bond Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,302,220
Unrealized depreciation	(9,744,746)
Net unrealized appreciation (depreciation)	$ 26,557,474
Cost for federal income tax purposes	$ 1,870,971,978

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Investment Grade Bond Portfolio

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $211,002,335 and $137,218,070, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets (effective June 1, 2005, the fund's management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 29,499
Service Class 2	261,428
$ 290,927

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 457,370
Service Class	20,621
Service Class 2	73,545
$ 551,536

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,563,613 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,354.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 45% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

Investment Grade Bond Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, as applicable, the returns of Service Class 2 and Initial Class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP Investment Grade Bond Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
1 Year
4.5
4.3
4.2
4.5
3.8
3 Year
21.3
20.4
19.8
20.7
16.5
5 Year
46.3
45.0
44.5
37.9
75th Percentile
Initial Class Return
Benchmark Return
Service Class 2 Return
25th Percentile

% Beaten			
Initial Class:	69%	82%	88%
Service Class 2:	50%	70%	

Lipper Objective: Insurance Intermediate Investment Grade

SEC Benchmark: LB Aggregate Bond

The Board noted that the relative investment performance of Initial Class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of Initial Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% would mean that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Investment Grade Bond Portfolio

VIP: Investment Grade - Initial, Service Class & Service Class 2

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
VIP: Investment Grade
55
50
43
55
53
43
55
55
43
56
55
43
55
55
43
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	16%	14%	15%	15%	16%
Funds/Classes	191	189	189	190	193
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that, on May 19, 2005, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that, if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund's management fee rate from 43 basis points to 33 basis points.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Service Class ranked below its competitive median for 2004, and the total expenses of Service Class 2 ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees. The Board considered that if the lower individual fund fee rate had been in effect in 2004, it would have reduced each class's total expenses by 10 basis points and the total expenses of Service Class 2 would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund's management fee rate from 43 basis points to 33 basis points and the reduction in each class's total expenses by 10 basis points would deliver significant economies to fund shareholders.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Investment Grade Bond Portfolio

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of June 30, 2005 which is a direct or indirect investment of
Fidelity Variable Insurance Products: Investment Grade Bond Portfolio.

Semiannual Report

Fidelity Ultra-Short Central Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$ 16,665,000	$ 16,664,367
3.8938% 5/24/06 (e)	4,700,000	4,712,070
		21,376,437
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,292,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,204,026
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,796,835
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,340,428
		45,634,129
TOTAL CONSUMER DISCRETIONARY		67,010,566
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,775,341
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,017,720
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,591,916
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,777,580
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	700,645
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,032,376
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,155,320
		25,187,696
TOTAL FINANCIALS		67,275,557
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,461,576
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,722,679
GTE Corp. 6.36% 4/15/06	9,000,000	9,153,927
SBC Communications, Inc. 4.389% 6/5/06 (b)	15,315,000	15,352,522
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,043,788

	Principal Amount	Value
Telefonica Europe BV 7.35% 9/15/05	$ 4,500,000	$ 4,529,777
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,163,200
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,876,357
		76,303,826
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,620,186
TOTAL TELECOMMUNICATION SERVICES		81,924,012
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,802,035
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,371,323
TOTAL UTILITIES		22,173,358
TOTAL NONCONVERTIBLE BONDS (Cost $250,535,679)		250,158,834
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (d) (Cost $991,681)	1,000,000	991,693
Asset-Backed Securities - 34.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6144% 7/25/34 (e)	8,359,948	8,385,212
Series 2004-3 Class 2A4, 3.6644% 10/25/34 (e)	10,915,000	10,950,012
Series 2004-4 Class A2D, 3.6644% 1/25/35 (e)	3,725,124	3,735,485
Series 2005-1:
Class M1, 3.7844% 4/25/35 (e)	11,280,000	11,256,125
Class M2, 4.0044% 4/25/35 (e)	5,275,000	5,277,066
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.9644% 6/25/32 (e)	1,415,380	1,427,205
Series 2002-HE2 Class M1, 4.1644% 8/25/32 (e)	21,525,000	21,618,289
Series 2003-FM1 Class M2, 5.1644% 11/25/32 (e)	3,015,000	3,054,652
Series 2003-HS1:
Class M1, 4.0644% 6/25/33 (e)	800,000	803,804
Class M2, 5.0644% 6/25/33 (e)	856,000	871,665
Series 2003-NC1 Class M1, 4.0944% 7/25/33 (e)	1,600,000	1,612,196
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (e)	$ 2,193,000	$ 2,193,886
Class M2, 4.4144% 2/25/34 (e)	2,475,000	2,476,308
Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (e)	4,420,000	4,424,470
Class M2, 4.3644% 4/25/34 (e)	6,240,000	6,251,288
Series 2005-HE2:
Class M1, 3.7544% 4/25/35 (e)	1,530,000	1,527,957
Class M2, 3.7644% 4/25/35 (e)	1,803,000	1,797,526
Class M3, 3.7944% 4/25/35 (e)	1,040,000	1,038,642
Class M4, 3.9544% 4/25/35 (e)	1,340,000	1,338,262
Series 2005-HE3:
Class A2A, 3.4144% 5/25/35 (e)	8,312,520	8,313,005
Class A2B, 3.5244% 5/25/35 (e)	4,370,000	4,371,054
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (e)	2,812,303	2,813,110
Aesop Funding II LLC Series 2005-1A Class A2, 3.32% 4/20/09 (b)(e)	8,800,000	8,786,800
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.53% 2/15/08 (e)	10,000,000	10,000,447
Series 2002-6 Class B, 3.67% 3/15/10 (e)	5,000,000	5,032,920
Series 2004-1 Class B, 3.47% 9/15/11 (e)	5,775,000	5,800,047
Series 2004-C Class C, 3.72% 2/15/12 (b)(e)	17,992,640	18,049,066
Series 2005-1 Class A, 3.25% 10/15/12 (e)	15,455,000	15,481,417
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,945,750
Series 2003-AM:
Class A3B, 3.52% 6/6/07 (e)	1,217,423	1,217,691
Class A4B, 3.62% 11/6/09 (e)	12,400,000	12,446,754
Series 2003-BX Class A4B, 3.53% 1/6/10 (e)	3,265,000	3,276,632
Series 2003-CF Class A3, 2.75% 10/9/07	14,016,278	13,975,817
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,611,600
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.0144% 8/25/32 (e)	5,000,000	5,031,139

	Principal Amount	Value
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (e)	$ 1,375,489	$ 1,376,951
Series 2003-1:
Class A2, 3.7244% 2/25/33 (e)	606,792	607,135
Class M1, 4.2144% 2/25/33 (e)	3,330,000	3,357,330
Series 2003-3:
Class M1, 4.1144% 3/25/33 (e)	1,590,000	1,605,547
Class S, 5% 9/25/05 (f)	4,457,447	33,756
Series 2003-6:
Class AV3, 3.6344% 8/25/33 (e)	123,978	123,974
Class M1, 4.0744% 8/25/33 (e)	7,560,000	7,613,321
Class M2, 5.1644% 5/25/33 (e)	2,750,000	2,810,724
Series 2003-AR1 Class M1, 4.4644% 1/25/33 (e)	7,000,000	7,077,685
Series 2004-R2:
Class M1, 3.7444% 4/25/34 (e)	1,230,000	1,229,974
Class M2, 3.7944% 4/25/34 (e)	950,000	949,980
Class M3, 3.8644% 4/25/34 (e)	3,500,000	3,499,926
Class M4, 4.3644% 4/25/34 (e)	4,500,000	4,499,900
Series 2004-R9 Class A3, 3.6344% 10/25/34 (e)	9,340,000	9,361,161
Series 2005-R1:
Class M1, 3.7644% 3/25/35 (e)	5,710,000	5,693,365
Class M2, 3.7944% 3/25/35 (e)	1,925,000	1,919,520
Series 2005-R2 Class M1, 3.7644% 4/25/35 (e)	12,500,000	12,523,620
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.6444% 6/25/32 (e)	2,411,175	2,420,266
Series 2002-BC6 Class M1, 4.0644% 8/25/32 (e)	24,900,000	25,115,527
Series 2002-BC7:
Class M1, 3.89% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 4.2144% 10/25/32 (e)	5,575,000	5,614,254
Series 2003-BC1 Class M2, 4.4144% 1/25/32 (e)	802,109	805,887
ARG Funding Corp.:
Series 2005-1A Class A2, 3.36% 4/20/09 (b)(e)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.2% 5/20/09 (b)(e)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1144% 9/25/33 (e)	20,000,000	20,623,180
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.: - continued
Series 2003-W7 Class A2, 3.7044% 3/1/34 (e)	$ 4,816,674	$ 4,827,413
Series 2004-W5 Class M1, 3.9144% 4/25/34 (e)	3,960,000	3,964,857
Series 2004-W7:
Class M1, 3.8644% 5/25/34 (e)	4,085,000	4,084,911
Class M2, 3.9144% 5/25/34 (e)	3,320,000	3,319,928
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (e)	1,442,768	1,443,517
Class M1, 4.12% 4/15/33 (c)(e)	11,365,000	11,432,099
Series 2003-HE3:
Class M1, 4.05% 6/15/33 (e)	2,185,000	2,199,785
Class M2, 5.22% 6/15/33 (e)	10,000,000	10,205,774
Series 2003-HE4 Class M2, 5.22% 8/15/33 (e)	5,695,000	5,814,079
Series 2003-HE5 Class A2A, 3.58% 8/15/33 (e)	2,509,591	2,511,330
Series 2003-HE6 Class M1, 3.9644% 11/25/33 (e)	3,475,000	3,493,941
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (e)	6,060,000	6,073,465
Series 2004-HE3:
Class M1, 3.8544% 6/25/34 (e)	1,450,000	1,450,463
Class M2, 4.4344% 6/25/34 (e)	3,350,000	3,350,928
Series 2004-HE6 Class A2, 3.6744% 6/25/34 (e)	18,676,048	18,716,840
Series 2005-HE2:
Class M1, 3.7644% 3/25/35 (e)	8,250,000	8,239,487
Class M2, 3.8144% 3/25/35 (e)	2,065,000	2,066,499
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.6% 12/15/09 (e)	20,655,000	20,744,833
Series 2002-B2 Class B2, 3.56% 5/15/08 (e)	15,000,000	15,003,699
Series 2002-B3 Class B, 3.58% 8/15/08 (e)	14,500,000	14,507,965
Series 2002-C1 Class C1, 4.18% 12/15/09 (e)	7,980,000	8,069,338
Series 2002-C2 Class C2, 4.21% 5/15/08 (e)	35,785,000	35,839,473
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.74% 5/28/44 (e)	8,844,962	8,870,041
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (e)	9,917,367	9,932,127
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.77% 2/28/44 (e)	5,988,627	6,000,925

	Principal Amount	Value
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.8144% 2/25/35 (e)	$ 6,655,000	$ 6,644,371
Class M2, 4.0644% 2/25/35 (e)	2,430,000	2,433,550
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (e)	11,483,011	11,483,011
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,139,605	3,114,851
Series 2003-1 Class B, 3.69% 6/15/10 (b)(e)	6,226,579	6,245,407
Series 2003-2 Class B, 3.5% 1/15/09 (e)	2,943,456	2,947,925
Series 2005-1 Class B, 3.595% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.5% 1/15/10 (e)	9,630,000	9,657,461
Series 2004-B Class A4, 3.33% 8/15/11 (e)	16,300,000	16,303,141
Capital One Master Trust:
Series 1999-3 Class B, 3.7% 9/15/09 (e)	5,000,000	5,005,452
Series 2001-1 Class B, 3.73% 12/15/10 (e)	19,500,000	19,647,588
Series 2001-8A Class B, 3.77% 8/17/09 (e)	9,585,000	9,637,363
Series 2002-4A Class B, 3.72% 3/15/10 (e)	6,000,000	6,030,504
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (e)	17,705,000	17,716,894
Series 2003-B1 Class B1, 4.39% 2/17/09 (e)	15,470,000	15,581,177
Capital Trust Ltd. Series 2004-1:
Class A2, 3.71% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 4.01% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.36% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.3444% 1/25/32 (e)	4,244,221	4,258,011
Series 2002-HE2 Class M1, 4.0144% 1/25/33 (e)	9,278,431	9,312,691
Series 2002-HE3:
Class M1, 4.4144% 3/25/33 (e)	21,499,948	21,806,888
Class M2, 5.5644% 3/25/33 (e)	9,968,976	10,160,562
Series 2003-HE1:
Class M1, 4.2144% 8/25/33 (e)	1,989,998	1,997,870
Class M2, 5.2644% 8/25/33 (e)	4,369,996	4,431,337
Series 2003-HE2 Class A, 3.6644% 10/25/33 (e)	2,108,537	2,110,146
Asset-Backed Securities - continued
	Principal Amount	Value
CDC Mortgage Capital Trust: - continued
Series 2003-HE3:
Class M1, 4.0144% 11/25/33 (e)	$ 2,254,989	$ 2,272,810
Class M2, 5.0644% 11/25/33 (e)	1,719,992	1,756,394
Series 2004-HE2 Class M2, 4.5144% 7/26/34 (e)	2,345,000	2,366,648
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.7% 3/16/09 (e)	1,305,000	1,311,703
Series 2002-4 Class B, 3.53% 10/15/07 (e)	12,000,000	11,999,938
Series 2002-6 Class B, 3.57% 1/15/08 (e)	11,850,000	11,853,664
Series 2004-1 Class B, 3.42% 5/15/09 (e)	4,105,000	4,104,784
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,518,102
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)	11,945,000	12,004,410
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)	9,010,000	9,044,790
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,695,591
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)	25,000,000	25,039,025
Series 2003-C1 Class C1, 4.2225% 4/7/10 (e)	17,785,000	18,170,529
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.7244% 12/25/33 (b)(e)	8,259,013	8,259,870
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (e)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.7444% 5/25/33 (e)	1,700,999	1,705,131
Series 2003-BC1 Class M2, 5.3144% 9/25/32 (e)	11,065,000	11,209,057
Series 2003-SD3 Class A1, 3.7344% 12/25/32 (b)(e)	1,025,975	1,031,632
Series 2004-2 Class M1, 3.8144% 5/25/34 (e)	5,200,000	5,207,049
Series 2004-3:
Class 3A4, 3.5644% 8/25/34 (e)	573,199	570,860
Class M1, 3.8144% 6/25/34 (e)	1,475,000	1,476,397
Series 2004-4:
Class A, 3.6844% 8/25/34 (e)	2,764,317	2,766,854
Class M1, 3.7944% 7/25/34 (e)	3,650,000	3,656,675
Class M2, 3.8444% 6/25/34 (e)	4,395,000	4,402,508

	Principal Amount	Value
Series 2005-1:
Class 1AV2, 3.5144% 7/25/35 (e)	$ 8,780,000	$ 8,779,822
Class M1, 3.7344% 8/25/35 (e)	19,600,000	19,577,779
Class MV1, 3.7144% 7/25/35 (e)	3,135,000	3,132,564
Class MV2, 3.7544% 7/25/35 (e)	3,765,000	3,755,345
Class MV3, 3.7944% 7/25/35 (e)	1,560,000	1,558,847
Series 2005-3 Class MV1, 3.7344% 8/25/35 (e)	11,125,000	11,112,123
Series 2005-AB1 Class A2, 3.5244% 8/25/35 (e)	17,520,000	17,524,322
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.7044% 4/25/34 (e)	2,844,345	2,857,329
Series 2004-FRE1:
Class A2, 3.6644% 4/25/34 (e)	3,034,932	3,034,873
Class M3, 3.9644% 4/25/34 (e)	5,885,000	5,884,873
Discover Card Master Trust I Series 2003-4 Class B1, 3.55% 5/16/11 (e)	8,155,000	8,200,300
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (e)	7,588,322	7,590,958
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.9944% 11/25/33 (e)	1,300,000	1,310,145
Class M2, 5.0644% 11/25/33 (e)	700,000	719,394
Series 2004-1 Class M2, 4.4144% 1/25/35 (e)	3,700,000	3,743,920
Series 2004-2 Class M2, 4.4644% 7/25/34 (e)	9,890,000	9,889,783
Series 2004-3 Class M5, 4.7644% 8/25/34 (e)	2,000,000	2,035,297
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.4044% 3/25/35 (e)	7,715,297	7,715,297
Series 2005-FF2 Class M6, 4.0144% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (e)	400,000	400,959
Class M4, 4.2144% 3/25/34 (e)	300,000	302,824
First USA Credit Card Master Trust Series 2001-4 Class B, 3.59% 1/12/09 (e)	15,000,000	15,032,747
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.65% 10/15/07 (e)	$ 19,600,000	$ 19,680,505
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.3338% 5/17/10 (e)	5,500,000	5,500,000
Class B, 3.6238% 5/17/10 (e)	2,625,000	2,625,000
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.5344% 2/25/34 (e)	2,940,774	2,940,718
Class M1, 3.7644% 2/25/34 (e)	750,000	749,984
Class M2, 3.8144% 2/25/34 (e)	800,000	799,983
Series 2004-C Class 2A2, 3.8644% 8/25/34 (e)	10,000,000	10,103,864
Series 2005-A:
Class 2A2, 3.5544% 2/25/35 (e)	11,850,000	11,867,098
Class M1, 3.7444% 1/25/35 (e)	1,603,000	1,600,464
Class M2, 3.7744% 1/25/35 (e)	2,325,000	2,322,363
Class M3, 3.8044% 1/25/35 (e)	1,250,000	1,250,426
Class M4, 3.9944% 1/25/35 (e)	925,000	927,957
GE Business Loan Trust Series 2003-1 Class A, 3.65% 4/15/31 (b)(e)	5,570,991	5,609,431
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5% 6/15/11 (e)	6,475,000	6,475,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.32% 8/15/08 (e)	1,520,000	1,521,620
Class C, 4.02% 8/15/08 (e)	5,580,000	5,603,347
Series 6 Class B, 3.41% 2/17/09 (e)	1,030,000	1,031,103
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.51% 11/20/32 (e)	2,882,888	2,930,625
Series 2002-NC1:
Class A2, 3.6344% 7/25/32 (e)	463,934	466,389
Class M1, 3.9544% 7/25/32 (e)	8,861,000	8,929,137
Series 2003-FM1 Class M1, 4.08% 3/20/33 (e)	15,000,000	15,148,805
Series 2004-FM1:
Class M1, 3.9644% 11/25/33 (e)	2,865,000	2,864,938
Class M2, 4.7144% 11/25/33 (e)	1,975,000	2,007,647

	Principal Amount	Value
Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (e)	$ 3,500,000	$ 3,499,924
Class M2, 4.4144% 1/25/34 (e)	1,500,000	1,499,967
Class M3, 4.6144% 1/25/34 (e)	1,500,000	1,499,966
Series 2004-HE1:
Class M1, 3.8644% 5/25/34 (e)	4,045,000	4,044,912
Class M2, 4.4644% 5/25/34 (e)	1,750,000	1,769,191
Series 2005-FF2 Class M5, 3.9444% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.7444% 3/25/35 (e)	8,780,000	8,753,122
Series 2005-NC1 Class M1, 3.7644% 2/25/35 (e)	9,010,000	8,990,716
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (b)(e)	14,000,000	13,986,428
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.1144% 6/25/32 (e)	10,000,000	10,016,100
Series 2002-3 Class A5, 3.7544% 2/25/33 (e)	1,158,022	1,160,508
Series 2002-4 Class A3, 3.7944% 3/25/33 (e)	1,855,993	1,857,161
Series 2002-5:
Class A3, 3.8344% 5/25/33 (e)	3,256,182	3,262,945
Class M1, 4.5144% 5/25/33 (e)	13,800,000	13,972,496
Series 2003-1:
Class A2, 3.7844% 6/25/33 (e)	4,914,023	4,918,497
Class M1, 4.3144% 6/25/33 (e)	5,700,000	5,728,355
Series 2003-2:
Class A2, 3.6944% 8/25/33 (e)	260,553	261,518
Class M1, 4.1944% 8/25/33 (e)	2,245,000	2,271,177
Series 2003-3:
Class A2, 3.6744% 8/25/33 (e)	1,823,775	1,830,861
Class M1, 4.1744% 8/25/33 (e)	8,185,000	8,273,381
Series 2003-4:
Class M1, 4.1144% 10/25/33 (e)	3,415,000	3,442,388
Class M2, 5.2144% 10/25/33 (e)	4,040,000	4,093,584
Series 2003-5:
Class A2, 3.6644% 12/25/33 (e)	6,842,270	6,869,349
Class M1, 4.0144% 12/25/33 (e)	3,175,000	3,195,806
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5:
Class M2, 5.0444% 12/25/33 (e)	$ 1,345,000	$ 1,379,112
Series 2003-7 Class A2, 3.6944% 3/25/34 (e)	3,687,641	3,696,345
Series 2004-2 Class A2, 3.6044% 7/25/34 (e)	6,503,412	6,503,414
Series 2004-3:
Class M1, 3.8844% 8/25/34 (e)	2,015,000	2,021,063
Class M2, 4.5144% 8/25/34 (e)	2,200,000	2,238,915
Series 2004-4 Class A2, 3.6344% 10/25/34 (e)	8,915,147	8,950,427
Series 2004-6 Class A2, 3.6644% 12/25/34 (e)	10,120,663	10,154,746
Series 2004-7 Class A3, 3.7044% 1/25/35 (e)	3,100,442	3,116,372
Series 2005-1:
Class M1, 3.7444% 5/25/35 (e)	9,705,000	9,701,022
Class M2, 3.7644% 5/25/35 (e)	5,780,000	5,764,785
Class M3, 3.8144% 5/25/35 (e)	5,825,000	5,810,025
Series 2005-2:
Class 2A2, 3.5144% 7/25/35 (e)	13,170,000	13,169,733
Class M1, 3.7644% 7/25/35 (e)	10,085,000	10,074,894
Series 2005-3 Class M1, 3.7244% 8/25/35 (e)	9,450,000	9,415,016
Series 2005-5 Class 2A2, 3.65% 11/25/35 (c)(e)	15,000,000	15,000,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.51% 8/15/08 (e)	10,000,000	10,014,008
Household Credit Card Master Trust I Series 2002-1 Class B, 3.87% 7/15/08 (e)	22,589,000	22,616,360
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,303
Series 2002-3 Class A, 3.54% 7/20/32 (e)	2,738,511	2,742,441
Series 2003-1 Class M, 3.72% 10/20/32 (e)	812,529	813,641
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,050,101	3,056,504
Class M, 3.67% 9/20/33 (e)	1,434,308	1,437,607
Series 2004-1 Class M, 3.78% 9/20/33 (e)	2,879,581	2,885,256
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,864,203	1,870,236
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	5,654,606	5,670,472
Class M, 3.59% 2/20/34 (e)	3,418,795	3,418,632

	Principal Amount	Value
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.77% 1/18/11 (e)	$ 8,850,000	$ 8,868,781
Series 2002-2:
Class A, 3.39% 1/18/11 (e)	9,000,000	9,013,122
Class B, 3.77% 1/18/11 (e)	14,275,000	14,360,399
Series 2002-3 Class B, 4.47% 9/15/09 (e)	4,150,000	4,161,925
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.46% 12/17/07 (e)	3,195,701	3,196,577
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.5644% 6/25/35 (e)	12,252,265	12,254,579
Class M1, 3.7844% 6/25/35 (e)	4,100,000	4,094,793
Class M2, 3.8044% 6/25/35 (e)	2,775,000	2,766,993
Class M3, 3.8344% 6/25/35 (e)	1,975,000	1,973,353
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (e)	16,169,548	16,230,137
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.6344% 6/25/33 (e)	352,682	352,901
Class M1, 4.1344% 6/25/33 (e)	19,500,000	19,631,260
Series 2003-3 Class M1, 4.0644% 7/25/33 (e)	7,770,000	7,829,859
Series 2004-2:
Class M1, 3.8444% 6/25/34 (e)	4,275,000	4,285,581
Class M2, 4.3944% 6/25/34 (e)	2,800,000	2,834,387
Series 2005-2 Class 2A2, 3.4944% 4/25/35 (e)	12,000,000	12,002,858
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.0444% 4/25/33 (e)	3,500,000	3,521,406
Class M2, 5.1644% 4/25/33 (e)	1,500,000	1,537,195
Series 2004-FRE1 Class M1, 3.8644% 7/25/34 (e)	5,223,000	5,241,185
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.02% 3/17/08 (b)(e)	7,250,000	7,261,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (e)	30,000,000	30,049,410
Series 2001-B2 Class B2, 3.58% 1/15/09 (e)	30,353,000	30,436,249
Series 2002-B2 Class B2, 3.6% 10/15/09 (e)	20,000,000	20,090,756
Series 2002-B3 Class B3, 3.62% 1/15/08 (e)	15,000,000	15,002,861
Series 2002-B4 Class B4, 3.72% 3/15/10 (e)	14,800,000	14,918,045
Series 2003-B2 Class B2, 3.61% 10/15/10 (e)	1,530,000	1,531,608
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust: - continued
Series 2003-B3 Class B3, 3.595% 1/18/11 (e)	$ 1,130,000	$ 1,135,525
Series 2003-B5 Class B5, 3.59% 2/15/11 (e)	705,000	710,603
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,846,794
Series 1998-G Class B, 3.62% 2/17/09 (e)	20,000,000	20,046,944
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (e)	2,125,000	2,124,955
Class M2, 3.8644% 7/25/34 (e)	375,000	374,992
Class M3, 4.2644% 7/25/34 (e)	775,000	774,983
Class M4, 4.4144% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.0144% 7/25/34 (e)	2,321,000	2,332,395
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.4144% 11/25/32 (e)	2,370,000	2,449,090
Series 2003-NC5 Class M2, 5.3144% 4/25/33 (e)	2,800,000	2,835,830
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (e)	12,835,000	13,181,553
Series 2003-NC7 Class M1, 4.0144% 6/25/33 (e)	1,785,000	1,791,921
Series 2003-NC8 Class M1, 4.0144% 9/25/33 (e)	2,350,000	2,363,187
Series 2004-HE6 Class A2, 3.6544% 8/25/34 (e)	7,802,123	7,831,202
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (e)	2,595,000	2,601,203
Series 2004-NC6 Class A2, 3.6544% 7/25/34 (e)	3,452,160	3,462,311
Series 2005-1:
Class M2, 3.7844% 12/25/34 (e)	4,425,000	4,419,535
Class M3, 3.8344% 12/25/34 (e)	4,000,000	3,999,911
Series 2005-HE1:
Class A3B, 3.5344% 12/25/34 (e)	3,885,000	3,890,233
Class M1, 3.7644% 12/25/34 (e)	1,100,000	1,102,737
Class M2, 3.7844% 12/25/34 (e)	2,970,000	2,967,478
Series 2005-HE2:
Class M1, 3.7144% 1/25/35 (e)	2,665,000	2,671,682
Class M2, 3.7544% 1/25/35 (e)	1,900,000	1,894,449
Series 2005-NC1:
Class M1, 3.7544% 1/25/35 (e)	2,425,000	2,432,936
Class M2, 3.7844% 1/25/35 (e)	2,425,000	2,422,000

	Principal Amount	Value
Class M3, 3.8244% 1/25/35 (e)	$ 2,425,000	$ 2,426,896
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.1644% 2/25/32 (e)	1,510,288	1,514,755
Class M2, 4.7144% 2/25/32 (e)	7,945,298	7,977,868
Series 2001-NC4:
Class M1, 4.3144% 1/25/32 (e)	3,827,881	3,841,541
Class M2, 4.9644% 1/25/32 (e)	19,314	19,396
Series 2002-AM3 Class A3, 3.8044% 2/25/33 (e)	1,586,279	1,590,349
Series 2002-HE1 Class M1, 3.9144% 7/25/32 (e)	2,700,000	2,727,883
Series 2002-HE2 Class M1, 4.0144% 8/25/32 (e)	9,925,000	9,974,310
Series 2002-NC3 Class A3, 3.6544% 8/25/32 (e)	571,031	572,622
Series 2002-OP1 Class M1, 4.0644% 9/25/32 (e)	1,545,000	1,554,507
Series 2003-NC1:
Class M1, 4.3644% 11/25/32 (e)	2,555,000	2,573,719
Class M2, 5.3644% 11/25/32 (e)	1,880,000	1,900,498
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.7444% 1/25/33 (e)	539,711	540,005
Class M2, 5.3144% 1/25/33 (e)	4,600,000	4,670,525
Series 2003-6 Class M1, 4.0344% 1/25/34 (e)	5,180,000	5,206,852
Series 2005-1:
Class M1, 3.7644% 3/25/35 (e)	4,395,000	4,392,787
Class M2, 3.7944% 3/25/35 (e)	4,395,000	4,388,003
Class M3, 3.8344% 3/25/35 (e)	2,120,000	2,121,599
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.23% 6/15/09 (e)	14,442,708	14,456,785
Series 2004-A Class A4A, 3.16% 6/15/10 (e)	10,570,000	10,583,829
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.7644% 6/25/34 (e)	1,450,000	1,451,194
Class M4, 4.2894% 6/25/34 (e)	2,435,000	2,440,769
Ocala Funding LLC Series 2005-1A Class A, 4.59% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.9444% 9/25/34 (e)	2,940,000	2,950,582
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M2, 3.9944% 9/25/34 (e)	$ 1,755,000	$ 1,765,227
Class M3, 4.5644% 9/25/34 (e)	3,355,000	3,397,833
Class M4, 4.7644% 9/25/34 (e)	4,700,000	4,769,501
Series 2004-WCW2 Class A2, 3.6944% 10/25/34 (e)	8,804,816	8,831,218
Series 2005-WCH1:
Class A3B, 3.5344% 1/25/35 (e)	2,775,000	2,780,826
Class M2, 3.8344% 1/25/35 (e)	4,175,000	4,168,005
Class M3, 3.8744% 1/25/35 (e)	3,290,000	3,293,945
Class M5, 4.1944% 1/25/35 (e)	3,095,000	3,106,058
Series 2005-WHQ2 Class M7, 4.5644% 5/25/35 (e)	5,950,000	5,927,875
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.4244% 9/25/24 (e)	8,099,803	8,099,803
Class M4, 3.9444% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.92% 6/15/09 (b)(e)	15,000,000	15,048,476
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.8944% 4/25/35 (e)	1,040,000	1,036,751
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.5644% 10/25/34 (e)	5,500,000	5,570,041
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.7144% 4/25/33 (e)	926,361	930,885
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.8444% 3/25/35 (e)	4,415,000	4,416,040
Series 2004-2 Class MV1, 3.8944% 8/25/35 (e)	4,495,000	4,504,193
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.645% 2/15/10 (e)	10,000,000	9,985,726
Series 2002-4:
Class A, 3.35% 8/18/09 (e)	27,000,000	27,003,437
Class B, 3.645% 8/18/09 (e)	33,300,000	33,308,681
Series 2002-5 Class B, 4.47% 11/17/09 (e)	30,000,000	30,080,496
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.8344% 2/25/34 (e)	2,910,000	2,909,940
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (e)	1,810,000	1,819,628
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (e)	1,089,223	1,089,202

	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.67% 3/15/11 (b)(e)	$ 10,835,000	$ 10,838,386
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (e)	6,840,000	6,840,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.7444% 9/25/34 (e)	3,402,166	3,422,780
Series 2003-6HE Class A1, 3.7844% 11/25/33 (e)	1,904,581	1,908,990
TOTAL ASSET-BACKED SECURITIES (Cost $2,214,914,059)		2,222,787,493
Collateralized Mortgage Obligations - 16.5%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7144% 2/25/35 (e)	9,898,941	9,923,009
Series 2004-4 Class 5A2, 3.7144% 3/25/35 (e)	3,957,393	3,965,687
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (e)	6,540,369	6,547,269
Series 2005-2:
Class 6A2, 3.5944% 6/25/35 (e)	3,188,441	3,189,812
Class 6M2, 3.7944% 6/25/35 (e)	10,145,000	10,137,320
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (e)	20,140,471	20,131,811
Series 2005-4 Class 7A2, 3.5444% 8/25/35 (e)	9,473,014	9,466,724
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.5944% 1/25/35 (e)	21,298,769	21,298,769
Series 2005-2 Class 1A1, 3.5644% 3/25/35 (e)	15,519,718	15,519,718
Series 2005-5 Class 1A1, 3.5344% 7/25/35 (e)	19,341,853	19,329,764
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.7144% 5/25/33 (e)	5,853,248	5,856,597
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.7144% 9/25/34 (e)	10,895,057	10,885,139
Series 2005-1 Class 2A1, 3.6044% 3/25/35 (e)	15,142,009	15,142,009
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7144% 3/25/34 (e)	5,700,913	5,697,884
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (e)	2,367,595	2,370,062
Series 2004-AR4 Class 5A2, 3.6844% 5/25/34 (e)	2,191,758	2,190,471
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 3.6844% 6/25/34 (e)	$ 3,322,162	$ 3,315,384
Series 2004-AR6 Class 9A2, 3.6844% 10/25/34 (e)	4,293,962	4,297,783
Series 2004-AR7 Class 6A2, 3.6944% 8/25/34 (e)	6,286,136	6,292,480
Series 2004-AR8 Class 8A2, 3.6944% 9/25/34 (e)	4,981,846	4,991,204
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (e)	4,804,970	4,801,017
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	5,300,000	5,299,835
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,048,073
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,298,551
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,382
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,094,234
Class 1M, 3.84% 3/20/44 (e)	1,875,000	1,877,288
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,385
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,361
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,725,493
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,726,495
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,630
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,429,079
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,720
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.48% 5/19/35 (e)	11,843,481	11,841,704
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,565,639
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	24,997,070
Class B, 3.3106% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.4044% 8/25/35 (e)	7,720,092	7,717,405
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.7644% 10/25/34 (e)	4,663,233	4,682,935
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.6844% 3/25/35 (e)	9,028,482	9,026,719
Series 2004-6 Class 1A2, 3.7044% 10/25/34 (e)	3,733,563	3,740,163

	Principal Amount	Value
Series 2005-1:
Class M1, 3.7744% 4/25/35 (e)	$ 3,315,607	$ 3,312,110
Class M2, 3.8144% 4/25/35 (e)	5,804,648	5,800,340
Class M3, 3.8444% 4/25/35 (e)	1,424,310	1,422,808
Class M4, 4.0644% 4/25/35 (e)	840,577	841,463
Class M5, 4.0844% 4/25/35 (e)	840,577	840,412
Class M6, 4.1344% 4/25/35 (e)	1,344,922	1,344,660
Series 2005-2 Class 1A2, 3.6244% 4/25/35 (e)	13,531,019	13,520,448
Series 2005-3 Class A1, 3.5544% 8/25/35 (e)	15,557,852	15,530,504
Series 2005-4 Class 1B1, 4.6144% 6/25/35 (e)	5,470,241	5,466,822
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.5844% 3/25/35 (e)	14,197,414	14,188,541
Series 2004-6 Class 4A2, 4.1762% 7/25/34 (e)	5,969,000	5,950,399
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (e)	8,594,284	8,647,315
Series 2003-B Class A1, 3.6544% 4/25/28 (e)	8,264,666	8,316,147
Series 2003-D Class A, 3.6244% 8/25/28 (e)	7,940,746	7,962,172
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,077,109	11,069,919
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	13,438,427	13,451,811
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,340,053	12,317,108
Series 2004-B Class A2, 3.79% 6/25/29 (e)	9,436,003	9,418,862
Series 2004-C Class A2, 3.95% 7/25/29 (e)	13,726,770	13,705,717
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	10,731,883	10,732,010
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	8,929,924	8,913,824
Class A2D, 3.9175% 11/25/29 (e)	2,076,726	2,086,055
Series 2004-G Class A2, 3.95% 11/25/29 (e)	4,011,084	4,019,179
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,320,773	11,312,099
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.7544% 10/25/32 (e)	333,632	333,706
Class M1, 4.1644% 10/25/32 (e)	5,000,000	5,019,399
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.6844% 12/25/34 (e)	$ 5,056,789	$ 5,064,451
Class A2, 3.7644% 12/25/34 (e)	6,841,002	6,882,304
Series 2005-2 Class 1A1, 3.5744% 5/25/35 (e)	5,209,705	5,205,840
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (e)	19,225,000	19,225,000
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (e)	1,745,000	1,748,929
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (e)	15,400,000	15,475,485
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,236,075
Series 3 Class C, 4.1994% 6/10/42 (e)	8,890,000	8,978,900
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,165,000
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,945,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,835,186	4,945,893
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.99% 3/10/35 (b)(e)	5,501,525	5,584,048
Class B5, 5.54% 3/10/35 (b)(e)	5,693,563	5,825,462
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.8144% 11/25/34 (e)	3,214,871	3,227,670
Series 2003-RP2 Class A1, 3.76438% 6/25/33 (b)(e)	4,086,281	4,101,563
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	11,915,714	11,905,052
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	10,431,577	10,428,108

	Principal Amount	Value
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	$ 6,749,575	$ 6,741,869
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,089,730	11,086,393
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	11,391,136	11,323,447
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	14,399,179	14,372,476
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	9,724,742	9,730,820
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	8,890,305	8,893,561
Class A3B, 3.16% 7/20/34 (e)	1,111,288	1,111,499
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,266,938	8,253,658
Class A3B, 3.4525% 7/20/34 (e)	1,487,592	1,492,020
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,041,009	15,030,468
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	7,904,171	7,903,183
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	14,409,586	14,409,586
Series 2005-3 Class A1, 3.29% 5/20/35 (e)	9,524,697	9,524,697
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (e)	11,359,849	11,359,849
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.7144% 9/25/33 (b)(e)	2,679,939	2,681,604
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.6844% 9/25/34 (e)	22,937,610	22,994,154
WAMU Mortgage pass thru certificates floater Series 2005-AR6 Class 2A-1A, 3.32% 4/25/45 (e)	6,196,915	6,196,846
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7061% 8/25/34 (e)	19,880,000	19,814,279
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e)	33,270,000	33,134,781
TOTAL PRIVATE SPONSOR		887,196,965
U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (e)	1,127,706	1,136,608
Series 2000-40 Class FA, 3.8144% 7/25/30 (e)	2,594,547	2,605,963
Series 2002-89 Class F, 3.6144% 1/25/33 (e)	3,790,778	3,796,629
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,918,251	5,066,631
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (e)	$ 2,564,476	$ 2,573,571
Series 2001-44 Class FB, 3.6144% 9/25/31 (e)	2,342,006	2,349,733
Series 2001-46 Class F, 3.66% 9/18/31 (e)	6,744,977	6,786,575
Series 2002-11 Class QF, 3.8144% 3/25/32 (e)	4,705,954	4,743,656
Series 2002-36 Class FT, 3.8144% 6/25/32 (e)	1,544,949	1,558,856
Series 2002-64 Class FE, 3.61% 10/18/32 (e)	2,343,592	2,353,349
Series 2002-65 Class FA, 3.6144% 10/25/17 (e)	2,730,892	2,735,932
Series 2002-74 Class FV, 3.7644% 11/25/32 (e)	8,632,464	8,699,480
Series 2003-11:
Class DF, 3.7644% 2/25/33 (e)	3,245,663	3,269,974
Class EF, 3.7644% 2/25/33 (e)	2,682,370	2,694,472
Series 2003-63 Class F1, 3.6144% 11/25/27 (e)	6,495,420	6,501,538
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,386,143	1,386,473
Series 2001-56 Class KD, 6.5% 7/25/30	100,829	100,599
Series 2001-62 Class PG, 6.5% 10/25/30	4,845,309	4,865,548
Series 2001-76 Class UB, 5.5% 10/25/13	1,758,412	1,761,629
Series 2002-16 Class QD, 5.5% 6/25/14	388,840	390,560
Series 2002-28 Class PJ, 6.5% 3/25/31	5,566,508	5,577,635
Series 2002-8 Class PD, 6.5% 7/25/30	4,158,342	4,182,068
Freddie Mac:
floater Series 2510 Class FE, 3.62% 10/15/32 (e)	6,204,151	6,242,139
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,943,329	1,944,363
Series 2353 Class PC, 6.5% 9/15/15	1,586,624	1,592,341
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.42% 7/15/31 (e)	5,372,860	5,370,901

	Principal Amount	Value
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.57% 7/15/17 (e)	$ 4,702,504	$ 4,721,471
Series 2526 Class FC, 3.62% 11/15/32 (e)	3,774,187	3,790,590
Series 2538 Class FB, 3.62% 12/15/32 (e)	6,827,624	6,868,303
Series 2551 Class FH, 3.67% 1/15/33 (e)	3,426,715	3,441,696
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,125,616	13,203,789
Series 2394 Class ND, 6% 6/15/27	1,879,305	1,885,099
Series 2395 Class PE, 6% 2/15/30	6,545,234	6,598,462
Series 2398 Class DK, 6.5% 1/15/31	464,116	465,236
Series 2410 Class ML, 6.5% 12/15/30	2,521,384	2,536,692
Series 2420 Class BE, 6.5% 12/15/30	3,237,712	3,252,158
Series 2443 Class TD, 6.5% 10/15/30	3,491,877	3,514,935
Series 2461 Class PG, 6.5% 1/15/31	3,191,720	3,239,313
Series 2466 Class EC, 6% 10/15/27	528,496	527,856
Series 2483 Class DC, 5.5% 7/15/14	3,004,894	3,008,684
Series 2556 Class PM, 5.5% 2/15/16	1,805,219	1,805,108
Series 2557 Class MA, 4.5% 7/15/16	214,062	213,776
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,316,479	372,984
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,943,803
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	792,044	793,009
Series 2480 Class QW, 5.75% 2/15/30	1,234,119	1,234,219
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.5863% 5/16/23 (e)	3,071,343	3,084,469
Series 2001-50 Class FV, 3.4363% 9/16/27 (e)	9,323,822	9,323,255
Series 2002-24 Class FX, 3.7863% 4/16/32 (e)	2,722,359	2,749,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2002-31 Class FW, 3.6363% 6/16/31 (e)	$ 3,737,581	$ 3,759,211
Series 2002-5 Class KF, 3.6363% 8/16/26 (e)	699,687	700,551
TOTAL U.S. GOVERNMENT AGENCY		183,321,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,071,448,706)		1,070,518,659
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,040,702
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,716,211
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.54% 11/15/15 (b)(e)	5,038,226	5,042,176
Series 2005-BOCA:
Class H, 4.17% 12/15/16 (b)(e)	2,065,000	2,063,412
Class J, 4.32% 12/15/16 (b)(e)	1,020,000	1,019,216
Class K, 4.57% 12/15/16 (b)(e)	6,659,000	6,653,890
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(e)	6,791,715	6,846,898
Series 2003-2:
Class A, 3.8944% 12/25/33 (b)(e)	14,008,794	14,140,127
Class M1, 4.1644% 12/25/33 (b)(e)	2,279,706	2,314,614
Series 2004-1:
Class A, 3.6744% 4/25/34 (b)(e)	6,501,617	6,497,046
Class B, 5.2144% 4/25/34 (b)(e)	675,493	679,715
Class M1, 3.8744% 4/25/34 (b)(e)	591,056	592,349
Class M2, 4.5144% 4/25/34 (b)(e)	506,620	510,023
Series 2004-2:
Class A, 3.7444% 8/25/34 (b)(e)	6,388,504	6,407,720
Class M1, 3.8944% 8/25/34 (b)(e)	2,059,930	2,068,137
Series 2004-3:
Class A1, 3.6844% 1/25/35 (b)(e)	6,670,117	6,682,502
Class A2, 3.7344% 1/25/35 (b)(e)	927,050	928,770

	Principal Amount	Value
Class M1, 3.8144% 1/25/35 (b)(e)	$ 1,111,686	$ 1,112,918
Class M2, 4.3144% 1/25/35 (b)(e)	725,013	727,250
Series 2005-2A:
Class M1, 3.73% 8/25/35 (b)(e)	1,300,000	1,300,000
Class M2, 3.78% 8/25/35 (b)(e)	2,140,000	2,140,000
Class M3, 3.8% 8/25/35 (b)(e)	1,185,000	1,185,000
Class M4, 3.91% 8/25/35 (b)(e)	1,090,000	1,090,000
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.8163% 4/14/15 (b)(e)	1,344,296	1,351,164
Class JMM, 4.7163% 4/14/15 (b)(e)	1,384,053	1,385,546
Class KFCM, 5.0663% 4/14/15 (b)(e)	1,436,661	1,444,386
Class KMM, 4.9663% 4/14/15 (b)(e)	1,253,767	1,255,355
Class LFCM, 5.4663% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.7663% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.92% 6/15/17 (b)(e)	10,415,000	10,417,439
Series 2004-ESA Class A2, 3.5563% 5/14/16 (b)(e)	6,565,000	6,579,102
Series 2004-HS2A:
Class E, 4.1163% 1/14/16 (b)(e)	1,725,000	1,729,026
Class F, 4.2663% 1/14/16 (b)(e)	1,125,000	1,127,624
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.66% 12/12/13 (b)(e)	896,672	897,707
Class C, 4.01% 12/12/13 (b)(e)	1,793,345	1,802,130
COMM floater:
Series 2001-FL5A Class E, 4.72% 11/15/13 (b)(e)	3,049,546	3,048,543
Series 2002-FL6:
Class F, 4.67% 6/14/14 (b)(e)	11,163,000	11,195,041
Class G, 5.12% 6/14/14 (b)(e)	5,000,000	5,002,821
Series 2002-FL7 Class A2, 3.57% 11/15/14 (b)(e)	942,949	943,093
Series 2003-FL9 Class B, 3.72% 11/15/15 (b)(e)	11,685,731	11,717,735
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.52% 9/15/14 (b)(e)	3,570,000	3,574,097
Class G, 4.2% 9/15/14 (b)(e)	1,345,000	1,346,535
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL:
Class H, 4.3% 9/15/14 (b)(e)	$ 1,430,000	$ 1,431,631
Class J, 4.82% 9/15/14 (b)(e)	490,000	490,557
Class K, 5.22% 9/15/14 (b)(e)	770,000	770,872
Class L, 5.42% 9/15/14 (b)(e)	625,000	624,966
Series 2004-HTL1:
Class B, 3.67% 7/15/16 (b)(e)	495,920	496,354
Class D, 3.77% 7/15/16 (b)(e)	1,126,858	1,127,147
Class E, 3.97% 7/15/16 (b)(e)	806,607	807,020
Class F, 4.02% 7/15/16 (b)(e)	853,603	854,271
Class H, 4.52% 7/15/16 (b)(e)	2,475,018	2,477,461
Class J, 4.67% 7/15/16 (b)(e)	951,356	952,294
Class K, 5.57% 7/15/16 (b)(e)	1,070,893	1,070,834
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.45% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.49% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.53% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.59% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.63% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.77% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.84% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 4.07% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.52% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.97% 12/15/11 (b)(e)	3,720,000	3,699,834
Series 2002-TFLA Class C, 3.82% 11/18/12 (b)(e)	3,675,000	3,674,868
Series 2003-TF2A Class A2, 3.54% 11/15/14 (b)(e)	9,500,000	9,503,999
Series 2004-FL1 Class B, 3.67% 5/15/14 (b)(e)	11,230,000	11,237,131
Series 2004-HC1:
Class A2, 3.72% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.97% 12/15/21 (b)(e)	3,835,000	3,834,958
Series 2004-TF2A Class E, 3.64% 11/15/19 (b)(e)	4,450,000	4,457,120
Series 2004-TFL1:
Class A2, 3.41% 2/15/14 (b)(e)	7,005,000	7,007,892
Class E, 3.77% 2/15/14 (b)(e)	2,800,000	2,807,098
Class F, 3.82% 2/15/14 (b)(e)	2,325,000	2,331,334
Class G, 4.07% 2/15/14 (b)(e)	1,875,000	1,881,806
Class H, 4.32% 2/15/14 (b)(e)	1,400,000	1,405,143

	Principal Amount	Value
Class J, 4.62% 2/15/14 (b)(e)	$ 750,000	$ 754,577
Series 2005-TF2A Class F, 3.72% 11/15/19 (b)(e)	1,540,000	1,542,462
Series 2005-TFLA:
Class C, 3.46% 2/15/20 (b)(e)	5,650,000	5,649,989
Class E, 3.55% 2/15/20 (b)(e)	2,055,000	2,054,996
Class F, 3.6% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.74% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.97% 2/15/20 (b)(e)	715,000	714,999
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	538,310	543,883
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	446,933	445,329
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.94% 2/11/11 (b)(e)	331,546	331,161
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	1,995,146	1,995,146
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.7% 5/28/20 (b)(e)	2,781,325	2,781,734
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.5785% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (b)(e)	3,325,000	3,324,701
Class WJ, 4.17% 6/15/19 (b)(e)	2,045,000	2,044,816
Class WK, 4.57% 6/15/19 (b)(e)	3,065,000	3,064,724
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (b)(e)(f)	240,000,000	2,448,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.34% 7/11/15 (b)(e)	813,387	813,371
Class H, 6.21% 7/11/15 (b)(e)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.6063% 12/16/14 (b)(e)	11,700,000	11,709,247
Class B, 3.8163% 12/16/14 (b)(e)	4,615,000	4,628,090
Class C, 3.9163% 12/16/14 (b)(e)	4,982,000	4,999,638
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,604,857	7,604,835
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.02% 2/15/13 (b)(e)	$ 10,495,000	$ 10,250,561
Class D, 4.02% 2/15/13 (b)(e)	4,000,000	3,869,390
Series 2003-CDCA:
Class HEXB, 5.12% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 5.32% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.72% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8307% 10/15/30 (b)(e)	3,681,529	3,697,989
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.56% 5/15/09 (b)(e)	18,000,000	18,011,858
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (b)(e)	7,403,405	7,403,405
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.4% 3/15/14 (b)(e)	3,510,000	3,511,739
Class E, 3.72% 3/15/14 (b)(e)	2,190,000	2,193,358
Class F, 3.77% 3/15/14 (b)(e)	1,755,000	1,757,646
Class G, 3.87% 3/15/14 (b)(e)	875,000	877,050
Series 2005-WL5A:
Class KHP1, 3.57% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.77% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 4.07% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 4.17% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.37% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,893,035)		376,948,094
Cash Equivalents - 39.9%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (h)	$ 1,924,917,068	$ 1,924,734,000
With:
Banc of America Securities LLC at 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $160,512,225, 1.87%- 7.06%, 8/25/18 - 7/10/39)	153,014,833	153,000,000
Goldman Sachs & Co. at 3.54%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $272,866,345, 2.15%- 7%, 2/15/24 - 1/1/46) (e)(g)	265,990,217	265,000,000
Wachovia Securities, Inc. at 3.51%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $255,000,000, 3.57%- 8.45%, 1/25/34 - 4/25/45)	250,024,375	250,000,000
TOTAL CASH EQUIVALENTS (Cost $2,592,734,000)		2,592,734,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,507,517,160)		6,514,138,773
NET OTHER ASSETS - (0.3)%		(19,378,753)
NET ASSETS - 100%		$ 6,494,760,020
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,275,475	$ (19,032)
49 Eurodollar 90 Day Index Contracts	March 2006	48,511,225	(18,514)
32 Eurodollar 90 Day Index Contracts	June 2006	31,679,600	(17,753)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,728,650	(13,683)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,737,075	(15,154)
24 Eurodollar 90 Day Index Contracts	March 2007	23,756,700	(14,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,826,600	(12,943)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,836,000	(12,089)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,844,938	(11,097)
15 Eurodollar 90 Day Index Contracts	March 2008	14,844,375	(11,485)
8 Eurodollar 90 Day Index Contracts	June 2008	7,916,400	(1,082)
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,926,238	(466)
TOTAL EURODOLLAR CONTRACTS			(147,969)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (101,594)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	96,896
TOTAL CREDIT DEFAULT SWAP		24,000,000	(4,698)
Swap Agreements
		Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Dec. 2005	$ 30,000,000	$ 41,664
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis point with Lehman Brothers, Inc.	Oct. 2005	48,200,000	0
TOTAL TOTAL RETURN SWAP		78,200,000	41,664
		$ 102,200,000	$ 36,966
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $570,038,673 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $991,693.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,924,734,000 due 7/1/05 at 3.42%
Banc of America, National Association	$140,910,856
Bank of America Securities LLC.	553,075,109
Barclays Capital Inc.	352,277,139
Countrywide Securities Corporation	140,910,856
Credit Suisse First Boston LLC	105,683,142
Goldman Sachs & Co.	35,227,714
Morgan Stanley & Co. Incorporated.	406,880,096
UBS Securities LLC	140,910,856
WestLB AG	48,858,232
$ 1,924,734,000
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $6,507,125,706. Net unrealized appreciation aggregated $7,013,067, of which $11,548,754 related to appreciated investment securities and $4,535,687 related to depreciated investment securities.

Semiannual Report

Investment Grade Bond Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPIGB-SANN-0805
1.705629.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005